UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09297

Nuveen Quality Municipal Income Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman
Nuveen Investments
333 West Wacker Drive
Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code: (312) 917-7700

Date of fiscal year end: October 31

Date of reporting period: April 30, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

nuveen
A TIAA Company

Closed-End Funds

30 April 2018

Nuveen Municipal Closed-End Funds

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Table of Contents

Chairman’s Letter to Shareholders	4

Portfolio Manager’s Comments	5

Fund Leverage	7

Common Share Information	8

Risk Considerations	10

Performance Overview and Holding Summaries	11

Portfolios of Investments	15

Statement of Assets and Liabilities	103

Statement of Operations	104

Statement of Changes in Net Assets	105

Statement of Cash Flows	106

Financial Highlights	108

Notes to Financial Statements	111

Additional Fund Information	126

Glossary of Terms Used in this Report	127

Reinvest Automatically, Easily and Conveniently	129

Chairman’s Letter to Shareholders

Dear Shareholders,

The global synchronized expansion that drove markets to new highs in 2017 is beginning to show signs of fatigue. Against this backdrop, concerns about tightening financial conditions, potentially higher inflation and an array of geopolitical and policy risks have increased volatility across the financial markets in 2018 so far.

Despite the daily headlines, the global economy remains in solid shape. Even if the momentum is slowing, world economies are still expanding, recession probabilities are low and corporate profits have stayed healthy. Inflation remains relatively subdued, which should keep central banks on a gradual path of policy normalization. In the U.S., economic growth is expected to strengthen further, supported by low unemployment, incremental wage growth and fiscal stimulus from the newly enacted tax law changes.

Certainly there are risks that bear watching. Trade wars and tariffs have implications for both the supply and demand sides of the economy, complicating the outlook for businesses, consumers and the economy as a whole. North Korea relations, Iran and Russia sanctions, Italy’s new coalition government and Brexit negotiations are likely to continue triggering short-term turbulence in asset prices. The markets will also remain focused on central bank actions and communications.

The investment environment of 2018 will be more challenging than it was in 2017, but there is still opportunity for upside. Fundamentals, not headlines, drive markets over the long term. And, it’s easy to forget the relative calm over the past year was the outlier. A return to more historically normal volatility levels is both to be expected and part of the healthy functioning of the markets.

Context and perspective are important. If you’re investing for long-term goals, stay focused on the long term, as temporary bumps may smooth over time. Individuals that have shorter time-frames could also benefit from sticking to a clearly defined investment strategy with a portfolio designed for short-term needs. Your financial advisor can help you determine if your portfolio is properly aligned with your goals, timeline and risk tolerance, as well as help you differentiate the noise from what really matters. On behalf of the other members of the Nuveen Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

William J. Schneider
Chairman of the Board
June 25, 2018

Portfolio Manager’s Comments

Nuveen Quality Municipal Income Fund (NAD)
Nuveen AMT-Free Quality Municipal Income Fund (NEA)

These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen, LLC. Portfolio manager Christopher L. Drahn, CFA, reviews key investment strategies and the six-month performance of these two national Funds.

What key strategies were used to manage these Funds during the six-month reporting period ended April 30, 2018?

Interest rates rose during the six-month reporting period. The Federal Reserve (Fed) continued to raise its benchmark interest rate, putting upward pressure on the short end of the yield curve, while healthy economic growth and rising inflation expectations boosted yields at the long end of the curve. Shorter-term rates increased more than longer-term rates, resulting in a flatter yield curve during the reporting period. In this environment, municipal bond yields rose and prices fell (as yield and price move in opposite directions). However, given the backdrop of steady economic growth, credit fundamentals remained favorable, which helped credit spreads tighten. Municipal bond supply and demand technical conditions also continued to support the market. During this time, we continued to take a bottom-up approach to discovering sectors that appeared undervalued as well as individual credits that we believed had the potential to perform well over the long term.

Our trading activity continued to focus on pursuing the Funds’ investment objectives. We remained comfortable with the Funds’ broad positioning, maintaining overweight allocations to lower investment grade credits (and corresponding underweights to high grade bonds), as well as overweighting the health care (especially hospitals) and transportation (airports and toll roads) sectors and underweighting state and local general obligation (GO) bonds.

In NAD, we were particularly active in adding airport bonds subject to the alternative minimum tax (AMT), including Dallas Fort Worth International Airport, Broward County (Florida) Airport and Port of Portland (Oregon) Airport. NEA added bonds from a range of sectors. Some of our larger purchases in NEA during the reporting period were University of Miami revenue bonds, Clark County Nevada GOs and Arlington (Texas) special tax revenue bonds. The purchases were made primarily using the proceeds from called or maturing bonds.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio manager as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements, and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group (S&P), Moody’s Investors Service, Inc. (Moody’s) or Fitch, Inc. (Fitch). Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings, while BB, B, CCC, CC, C and D are below investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Bond insurance guarantees only the payment of principal and interest on the bond when due, and not the value of the bonds themselves, which will fluctuate with the bond market and the financial success of the issuer and the insurer. Insurance relates specifically to the bonds in the portfolio and not to the share prices of a Fund. No representation is made as to the insurers’ ability to meet their commitments.

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Portfolio Manager’s Comments (continued)

Other trading activity during the reporting period included replacing some New Jersey Tobacco Settlement bonds that were refunded. The two Funds’ holdings in New Jersey tobacco settlement bonds were called in this reporting period and we bought some of the newly issued replacement bonds. Additionally, both Funds executed trades to take advantage of the prevailing market conditions that provided attractive opportunities for tax loss swapping. This strategy involves selling bonds that were bought when interest rates were lower and using the proceeds to buy other bonds (typically at higher yield levels) to capitalize on the tax loss (which can be used to offset future taxable gains) and boost the Funds’ income distribution capabilities.

As of April 30, 2018, the Funds continued to use inverse floating rate securities. We employ inverse floaters for a variety of reasons, including duration management and income and total return enhancement. As part of our duration management strategies, NEA also invested in forward interest rates swaps to help reduce price volatility risk due to movements in U.S. interest rates relative to the Funds’ benchmark. These swaps had a positive impact on performance during the reporting period.

How did the Funds perform during the six-month reporting period ended April 30, 2018?

The tables in each Fund’s Performance Overview and Holding Summaries section of this report provide the Funds’ total returns for the six-month, one-year, five-year and ten-year periods ended April 30, 2018. Each Fund’s total returns at net asset value (NAV) are compared with the performance of a corresponding market index.

For the six months ended April 30, 2018, the total returns on common share NAV for the two Funds underperformed the returns for the national S&P Municipal Bond Index and the secondary benchmark, composed of 80% S&P Municipal Bond Investment Grade Index and 20% S&P Municipal Bond High Yield Index.

The main contributors to the Funds’ performance during this reporting period were yield curve and duration positioning and credit quality allocations, while sector allocations did not have a material impact on relative performance. NAD and NEA were positioned somewhat longer in the yield curve, which was beneficial as the longer end of the curve generally outperformed the intermediate range. In terms of credit ratings, lower rated bonds performed better than higher rated bonds during this reporting period. The Funds’ overweight allocations to BBB rated and B rated bonds were particularly advantageous in this environment, as were underweight allocations to AAA and AA rated bonds. In addition, the use of regulatory leverage was an important factor affecting performance of the Funds. Leverage is discussed in more detail later in the Fund Leverage section of this report.

An Update on FirstEnergy Solutions Corp.

FirstEnergy Solutions Corp. and all of its subsidiaries filed for protection under chapter 11 of the U.S. Bankruptcy Code. FirstEnergy Solutions and its subsidiaries specialize in coal and nuclear energy production. It is one of the main energy producers in the state of Ohio and a major energy provider in Pennsylvania. Because of the challenging market environment for nuclear and coal power in the face of inexpensive natural gas, FirstEnergy announced in late 2016 that it would begin a strategic review of its generation assets. FirstEnergy Solutions is a unique corporate issuer in that the majority of its debt was issued in the municipal market to finance pollution control and waste disposal for its coal and nuclear plants. We owned longer-maturity bonds issued by FirstEnergy Solutions, which posted modest losses for the reporting period as the issuer took steps toward seeking bankruptcy protection which occurred in late March 2018. A substantial amount of bondholders, of which Nuveen is included, entered into an “Agreement in Principal” with FirstEnergy Solutions’ parent, FirstEnergy Corp., to resolve potential claims that bondholders may have against FirstEnergy Corp. The agreement is subject to the approval of the FirstEnergy Corp. board of directors, FirstEnergy Solutions and the bankruptcy court.

In terms of FirstEnergy holdings, shareholders should note that NEA had no exposure to FirstEnergy, while NAD had 0.06% and it should be noted that this exposure is senior lien secured and had a negligible effect on relative performance.

Fund Leverage

IMPACT OF THE FUNDS’ LEVERAGE STRATEGIES ON PERFORMANCE

One important factor impacting the returns of the Funds relative to their comparative benchmarks was the Funds’ use of leverage through their issuance of preferred shares and/or investments in inverse floating rate securities, which represent leveraged investments in underlying bonds. The Funds use leverage because our research has shown that, over time, leveraging provides opportunities for additional income, particularly in the recent market environment where short-term market rates are at or near historical lows, meaning that the short-term rates the Fund has been paying on its leveraging instruments have been much lower than the interest the Fund has been earning on its portfolio of long-term bonds that it has bought with the proceeds of that leverage. However, use of leverage also can expose the Fund to additional price volatility. When a Fund uses leverage, the Fund will experience a greater increase in its net asset value if the municipal bonds acquired through the use of leverage increase in value, but it will also experience a correspondingly larger decline in its net asset value if the bonds acquired through leverage decline in value, which will make the Fund’s net asset value more volatile, and its total return performance more variable over time. In addition, income in levered funds will typically decrease in comparison to unlevered funds when short-term interest rates increase and increase when short-term interest rates decrease. Leverage had a negligible impact on the performance of NEA over this reporting period. Leverage had a slightly negative impact on performance of NAD over this reporting period.

As of April 30, 2018, the Funds’ percentages of leverage are as shown in the accompanying table.

	NAD	NEA
Effective Leverage*	39.53%	39.19%
Regulatory Leverage*	37.33%	37.03%

*	Effective Leverage is a Fund’s effective economic leverage, and includes both regulatory leverage and the leverage effects of certain derivative and other investments in a Fund’s portfolio that increase the Fund’s investment exposure. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage. Regulatory leverage consists of preferred shares issued or borrowings of a Fund. Both of these are part of a Fund’s capital structure. A Fund, however, may from time to time borrow on a typically transient basis in connection with its day-to-day operations, primarily in connection with the need to settle portfolio trades. Such incidental borrowings are excluded from the calculation of a Fund’s effective leverage ratio. Regulatory leverage is subject to asset coverage limits set forth in the Investment Company Act of 1940.

THE FUNDS’ REGULATORY LEVERAGE

As of April 30, 2018, the Funds have issued and outstanding preferred shares as shown in the accompanying table.

	Variable Rate		Variable Rate
	Preferred	*	Remarketed Preferred	**
	Shares		Shares
	Issued at		Issued at
	Liquidation		Liquidation
	Preference		Preference		Total
NAD	$1,152,500,000		$632,000,000		$1,784,500,000
NEA	$958,000,000		$1,290,300,000		$2,248,300,000

*	Preferred shares of the Fund featuring a floating rate dividend based on a predetermined formula or spread to an index rate. Includes the following preferred shares iMTP, VMTP, MFP-VRM and VRDP in Special Rate Mode, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.
**	Preferred shares of the Fund featuring floating rate dividends set by a remarketing agent via a regular remarketing. Includes the following preferred shares VRDP not in Special Rate Mode, MFP-VRRM and MFP-VRDM, where applicable. See Notes to Financial Statements, Note 4 – Fund Shares, Preferred Shares for further details.

Refer to Notes to Financial Statements, Note 4 — Fund Shares, Preferred Shares for further details on preferred shares and each Fund’s respective transactions.

Common Share Information

COMMON SHARE DISTRIBUTION INFORMATION

The following information regarding the Funds’ distributions is current as of April 30, 2018. Each Fund’s distribution levels may vary over time based on each Fund’s investment activity and portfolio investment value changes.

During the current reporting period, each Fund’s distributions to common shareholders were as shown in the accompanying table.

	Per Common Share Amounts
Monthly Distributions (Ex-Dividend Date)	NAD	NEA
November 2017	$0.0600	$0.0580
December	0.0575	0.0580
January	0.0575	0.0580
February	0.0575	0.0580
March	0.0575	0.0580
April 2018	0.0575	0.0580
Total Monthly Per Share Distributions	0.3475	0.3480
Ordinary Income Distribution*	0.0047	0.0045
Total Distributions from Net Investment Income	$0.3522	$0.3525

Yields
Market Yield**	5.29%	5.44%
Tax-Equivalent Yield**	6.96%	7.16%

*	Distribution paid in December 2017.
**	Market Yield is based on the Fund’s current annualized monthly dividend divided by the Fund’s current market price as of the end of the reporting period. Taxable-Equivalent Yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 24.0%. When comparing a Fund to investments that generate qualified dividend income, the Taxable-Equivalent Yield is lower.

Each Fund in this report seeks to pay regular monthly dividends out of its net investment income at a rate that reflects its past and projected net income performance. To permit each Fund to maintain a more stable monthly dividend, the Fund may pay dividends at a rate that may be more or less than the amount of net income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it will hold the excess in reserve as undistributed net investment income (UNII) as part of the Fund’s net asset value. Conversely, if a Fund has cumulatively paid in dividends more than it has earned, the excess will constitute a negative UNII that will likewise be reflected in the Fund’s net asset value. Each Fund will, over time, pay all its net investment income as dividends to shareholders.

As of April 30, 2018, the Funds had positive UNII balances, based upon our best estimate, for tax purposes and negative UNII balances for financial reporting purposes.

All monthly dividends paid by each Fund during the current reporting period, were paid from net investment income. If a portion of the Fund’s monthly distributions was sourced from or comprised of elements other than net investment income, including capital gains and/or a return of capital, shareholders would have received a notice to that effect. For financial reporting purposes, the composition and per share amounts of each Fund’s dividends for the reporting period are presented in this report’s Statement of Changes in Net Assets and Financial Highlights, respectively. For income tax purposes, distribution information for each Fund as of its most recent tax year end is presented in Note 6 — Income Tax Information within the Notes to Financial Statements of this report.

COMMON SHARE REPURCHASES

During August 2017, the Funds’ Board of Trustees reauthorized an open-market share repurchase program, allowing each Fund to repurchase an aggregate of up to approximately 10% of its outstanding shares.

As of April 30, 2018, and since the inception of the Funds’ repurchase programs, the Funds have cumulatively repurchased and retired their outstanding common shares as shown in the accompanying table.

	NAD	NEA
Common shares cumulatively repurchased and retired	—	19,300
Common shares authorized for repurchase	20,190,000	26,280,000

During the current reporting period, the Funds did not repurchase any of their outstanding common shares.

OTHER COMMON SHARE INFORMATION

As of April 30, 2018, and during the current reporting period, the Funds’ common share prices were trading at a premium/(discount) to their common share NAVs as shown in the accompanying table.

	NAD	NEA
Common share NAV	$14.84	$14.55
Common share price	$13.04	$12.79
Premium/(Discount) to NAV	(12.13)%	(12.10)%
6-month average premium/(discount) to NAV	(11.04)%	(10.62)%

Risk Considerations

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Quality Municipal Income Fund (NAD)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NAD.

Nuveen AMT-Free Quality Municipal Income Fund (NEA)

Investing in closed-end funds involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Closed-end fund shares may frequently trade at a discount or premium to their net asset value. Debt or fixed income securities such as those held by the Fund, are subject to market risk, credit risk, interest rate risk, derivatives risk, liquidity risk, and income risk. As interest rates rise, bond prices fall. Leverage increases return volatility and magnifies the Fund’s potential return and its risks; there is no guarantee a fund’s leverage strategy will be successful. These and other risk considerations such as inverse floater risk and tax risk are described in more detail on the Fund’s web page at www.nuveen.com/NEA.

NAD	Nuveen Quality Municipal Income Fund
Performance Overview and Holding Summaries as of April 30, 2018

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NAD at Common Share NAV	(1.44)%	3.27%	3.69%	6.45%
NAD at Common Share Price	(3.42)%	(0.61)%	3.05%	6.18%
S&P Municipal Bond Index	(0.76)%	1.44%	2.48%	4.26%
NAD Custom Blended Fund Performance Benchmark	(0.17)%	1.72%	2.56%	4.30%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

NAD	Performance Overview and Holding Summaries as of
April 30, 2018 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	161.0%
Corporate Bonds	0.0%
Investment Companies	0.0%
Short-Term Municipal Bonds	0.2%
Other Assets Less Liabilities	1.8%
Net Assets Plus Floating Rate Obligations, MFP Shares, net of deferred offering costs, VMTP Shares, net of deferred offering costs & VRDP Shares, net of deferred offering costs	163.0%
Floating Rate Obligations	(3.6)%
MFP Shares, net of deferred offering costs	(20.2)%
VMTP Shares, net of deferred offering costs	(18.2)%
VRDP Shares, net of deferred offering costs	(21.0)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	10.2%
AAA	1.4%
AA	18.6%
A	37.1%
BBB	21.0%
BB or Lower	9.7%
N/R (not rated)	2.0%
N/A (not applicable)	0.0%
Total	100%

Portfolio Composition
(% of total investments)
Transportation	26.4%
Health Care	15.6%
Tax Obligation/Limited	14.5%
U.S. Guaranteed	9.5%
Tax Obligation/General	9.1%
Utilities	6.6%
Education and Civic Organizations	5.8%
Consumer Staples	4.8%
Water and Sewer	4.3%
Other	3.4%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	12.5%
California	11.0%
Texas	10.5%
Colorado	5.3%
Ohio	5.2%
Florida	5.1%
New York	4.5%
Pennsylvania	3.3%
New Jersey	2.9%
Washington	2.8%
Virginia	2.3%
Arizona	2.3%
Louisiana	2.2%
Nevada	2.2%
South Carolina	2.1%
Missouri	2.1%
Michigan	1.8%
Massachusetts	1.4%
Wisconsin	1.3%
Other	19.2%
Total	100%

NEA	Nuveen AMT-Free Quality Municipal
Income Fund
Performance Overview and Holding Summaries as of April 30, 2018

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Average Annual Total Returns as of April 30, 2018

	Cumulative	Average Annual
	6-Month	1-Year	5-Year	10-Year
NEA at Common Share NAV	(1.13)%	3.62%	4.24%	5.62%
NEA at Common Share Price	(3.20)%	(0.41)%	3.12%	4.93%
S&P Municipal Bond Index	(0.76)%	1.44%	2.48%	4.26%
NEA Custom Blended Fund Performance Benchmark	(0.17)%	1.72%	2.56%	4.30%

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares. Returns at NAV are net of Fund expenses, and assume reinvestment of distributions. Comparative index return information is provided for the Fund’s shares at NAV only. Indexes are not available for direct investment.

NEA	Performance Overview and Holding Summaries as of
April 30, 2018 (continued)

This data relates to the securities held in the Fund’s portfolio of investments as of the end of the reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change.

The ratings disclosed are the lowest rating given by one of the following national rating agencies: Standard & Poor’s Group, Moody’s Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below-investment grade ratings. Holdings designated N/R are not rated by these national rating agencies.

Fund Allocation
(% of net assets)
Long-Term Municipal Bonds	158.8%
Corporate Bonds	0.0%
Short-Term Municipal Bonds	0.6%
Other Assets Less Liabilities	1.5%
Net Assets Plus Floating Rate Obligations, MFP Shares, net of deferred offering costs & VRDP Shares, net of deferred offering costs	160.9%
Floating Rate Obligations	(2.3)%
MFP Shares, net of deferred offering costs	(25.0)%
VRDP Shares, net of deferred offering costs	(33.6)%
Net Assets	100%

Portfolio Credit Quality
(% of total investment exposure)
U.S. Guaranteed	10.3%
AAA	2.6%
AA	20.0%
A	34.8%
BBB	20.7%
BB or Lower	9.4%
N/R (not rated)	2.2%
Total	100%

Portfolio Composition
(% of total investments)
Transportation	18.4%
Health Care	17.9%
Tax Obligation/Limited	15.0%
Tax Obligation/General	12.9%
U.S. Guaranteed	9.5%
Education and Civic Organizations	6.2%
Water and Sewer	5.9%
Utilities	5.7%
Consumer Staples	5.1%
Other	3.4%
Total	100%

States and Territories
(% of total municipal bonds)
Illinois	14.5%
California	8.4%
Texas	8.1%
Colorado	6.2%
Ohio	6.0%
Florida	4.7%
New York	4.3%
New Jersey	4.0%
Pennsylvania	3.7%
Nevada	3.7%
Michigan	3.1%
Indiana	2.6%
Washington	2.2%
Georgia	2.2%
Wisconsin	2.2%
South Carolina	1.9%
Louisiana	1.8%
Missouri	1.8%
Other	18.6%
Total	100%

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 161.0% (99.9% of Total Investments)
	MUNICIPAL BONDS – 161.0% (99.9% of Total Investments)
	Alabama – 1.2% (0.7% of Total Investments)
	Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding Series 2017A:
$5,000	5.000%, 10/01/33 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	A–	$5,601,200
5,455	5.000%, 10/01/34 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	A–	6,073,870
5,550	5.000%, 10/01/35 – AGM Insured (Alternative Minimum Tax)	10/27 at 100.00	A–	6,170,268
15,000	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	17,784,750
31,005	Total Alabama			35,630,088
	Alaska – 0.8% (0.5% of Total Investments)
	Alaska Industrial Development and Export Authority, Power Revenue Bonds, Snettisham Hydroelectric Project, Refunding Series 2015:
1,580	5.000%, 1/01/24 (Alternative Minimum Tax)	No Opt. Call	Baa2	1,761,716
3,400	5.000%, 1/01/25 (Alternative Minimum Tax)	No Opt. Call	Baa2	3,796,950
1,000	5.000%, 1/01/28 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,100,930
1,075	5.000%, 1/01/29 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	1,177,770
300	5.000%, 1/01/31 (Alternative Minimum Tax)	7/25 at 100.00	Baa2	325,707
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
690	4.625%, 6/01/23	6/18 at 100.00	Ba2	709,720
14,500	5.000%, 6/01/32	6/18 at 100.00	B3	14,500,435
22,545	Total Alaska			23,373,228
	Arizona – 3.8% (2.3% of Total Investments)
980	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A–	1,049,658
2,500	Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39	12/24 at 100.00	A2	2,758,825
2,000	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2018A., 5.000%, 7/01/48	1/28 at 100.00	AA–	2,207,820
	Arizona Sports and Tourism Authority, Tax Revenue Bonds, Multipurpose Stadium Facility Project, Refunding Senior Series 2012A:
1,490	5.000%, 7/01/30	7/22 at 100.00	A	1,580,577
2,500	5.000%, 7/01/32	7/22 at 100.00	A	2,642,025
2,335	5.000%, 7/01/36	7/22 at 100.00	A	2,451,026
11,795	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA–	12,196,384
11,740	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (4)	12,466,471
	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2008A:
4,650	5.000%, 7/01/33 (Pre-refunded 7/01/18)	7/18 at 100.00	AA– (4)	4,675,157
8,200	5.000%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA– (4)	8,244,362
5,225	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A., 5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	AA–	5,825,980
8,090	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Senior Lien Series 2017A, 5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	AA–	9,054,166
7,000	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 – FGIC Insured	No Opt. Call	AA	9,192,470
5,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Tender Option Bond Trust 2016-XF0388, 7.635%, 7/01/38,144A (Pre-refunded 7/01/18) (IF) (5)	7/18 at 100.00	AA– (4)	5,054,150

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Arizona (continued)
$1,000	Pima County Industrial Development Authority, Arizona, Revenue Bonds, Tucson Electric Power Company, Series 2010A, 5.250%, 10/01/40	10/20 at 100.00	A–	$1,069,110
1,000	Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds, Refunding Series 2015, 4.000%, 12/01/38 – AGM Insured	12/25 at 100.00	AA	1,019,650
	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007:
500	5.500%, 12/01/29	No Opt. Call	BBB+	599,275
24,765	5.000%, 12/01/37	No Opt. Call	BBB+	28,993,128
1,100	Student and Academic Services LLC, Arizona, Lease Revenue Bonds, Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 – BAM Insured	6/24 at 100.00	A2	1,209,868
778	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series 2005, 6.000%, 7/01/30	7/18 at 100.00	N/R	748,903
102,648	Total Arizona			113,039,005
	Arkansas – 0.1% (0.0% of Total Investments)
2,055	Arkansas State University, Student Fee Revenue Bonds, Jonesboro Campus, Series 2013, 4.875%, 12/01/43	12/23 at 100.00	A1	2,204,604
	California – 17.7% (11.0% of Total Investments)
1,500	ABAG Finance Authority for Non-Profit Corporations, California, Cal-Mortgage Insured Revenue Bonds, Channing House, Series 2010, 6.000%, 5/15/30 (Pre-refunded 5/15/20)	5/20 at 100.00	AA– (4)	1,625,700
185	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured	No Opt. Call	BBB+	172,868
9,015	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Subordinate Lien Series 2004A, 0.000%, 10/01/20 – AMBAC Insured (ETM)	No Opt. Call	Aaa	8,606,530
1,535	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/37 – NPFG Insured	No Opt. Call	A	702,094
13,000	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Refunding Series 2007A-1, 4.375%, 3/01/37 – FGIC Insured	7/18 at 100.00	BBB+	13,014,170
	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C:
2,945	0.000%, 9/01/27	No Opt. Call	A2	2,152,118
7,150	0.000%, 9/01/28 – AGM Insured	No Opt. Call	A2	5,001,210
2,455	0.000%, 9/01/32 – AGM Insured	No Opt. Call	A2	1,417,419
200	0.000%, 9/01/35 – AGM Insured	No Opt. Call	A2	99,152
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
10,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	AA– (4)	11,347,100
3,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	AA– (4)	4,012,120
1,055	Brisbane School District, San Mateo County, California, General Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 – AGM Insured	No Opt. Call	A2	545,509
1,640	Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured	No Opt. Call	A+	965,960
60	Byron Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2007B, 0.000%, 8/01/32 – SYNCORA GTY Insured (ETM)	No Opt. Call	Aa3 (4)	39,146
	Calexico Unified School District, Imperial County, California, General Obligation Bonds, Series 2005B:
3,685	0.000%, 8/01/31 – FGIC Insured	No Opt. Call	A3	2,267,344
4,505	0.000%, 8/01/33 – FGIC Insured	No Opt. Call	A3	2,514,961
2,820	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Sonoma County Tobacco Securitization Corporation, Series 2005, 5.000%, 6/01/26	7/18 at 100.00	BBB+	2,822,059
7,000	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2016B, 5.000%, 11/15/46	11/26 at 100.00	A+	7,818,230

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$2,275	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Refunding Series 2018A., 4.000%, 11/15/42	11/27 at 100.00	A+	$2,312,902
25,520	California Health Facilities Financing Authority, California, Revenue Bonds, Sutter Health, Series 2016, 5.000%, 11/15/46 (UB) (5)	11/26 at 100.00	AA–	28,503,033
5,950	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA–	6,235,362
710	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	788,192
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
825	7.708%, 8/15/51,144A (IF) (5)	8/22 at 100.00	AA	971,281
2,140	7.708%, 8/15/51,144A (IF) (5)	8/22 at 100.00	AA	2,519,443
790	7.703%, 8/15/51,144A (IF) (5)	8/22 at 100.00	AA	929,949
3,250	California Municipal Finance Authority, Revenue Bonds, Community Medical Centers, Series 2017A, 5.000%, 2/01/42	2/27 at 100.00	Baa1	3,542,793
810	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2009-I, 6.375%, 11/01/34 (Pre-refunded 11/01/19)	11/19 at 100.00	A+ (4)	865,493
1,530	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 5.750%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (4)	1,639,165
1,000	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2010A-1, 6.000%, 3/01/35 (Pre-refunded 3/01/20)	3/20 at 100.00	A+ (4)	1,075,830
815	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	907,087
55	California State, General Obligation Bonds, Refunding Series 2007, 4.500%, 8/01/30	7/18 at 100.00	AA–	55,100
65	California State, General Obligation Bonds, Series 1997, 5.000%, 10/01/18 – AMBAC Insured	7/18 at 100.00	AA–	65,179
	California State, General Obligation Bonds, Various Purpose Series 2010:
2,100	5.250%, 3/01/30	3/20 at 100.00	AA–	2,232,972
3,000	5.500%, 3/01/40	3/20 at 100.00	AA–	3,201,150
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,572,957
500	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014A, 5.250%, 12/01/44	12/24 at 100.00	BB	531,075
	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2016A:
6,000	5.000%, 12/01/46,144A	6/26 at 100.00	BB	6,330,060
3,070	5.250%, 12/01/56,144A	6/26 at 100.00	BB	3,269,366
	California Statewide Communities Development Authority, Revenue Bonds, American Baptist Homes of the West, Series 2010:
900	6.000%, 10/01/29	10/19 at 100.00	BBB+	949,401
1,030	6.250%, 10/01/39	10/19 at 100.00	BBB+	1,085,074
2,250	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	A+	2,404,530
1,050	California Statewide Communities Development Authority, School Facility Revenue Bonds, Aspire Public Schools, Series 2010, 6.000%, 7/01/40 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	1,079,652
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
2,640	5.750%, 7/01/30 (6)	7/18 at 100.00	CCC	2,640,845
7,230	5.500%, 7/01/39 (6)	7/18 at 100.00	CCC	7,230,072
6,025	California Statewide Community Development Authority, Revenue Bonds, Methodist Hospital Project, Series 2009, 6.750%, 2/01/38 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	6,387,886
6,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA– (4)	6,594,082
4,890	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2006B, 0.000%, 8/01/26 – NPFG Insured	No Opt. Call	Baa2	3,865,838

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$1,000	Coachella Valley Unified School District, Riverside County, California, General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 – FGIC Insured	No Opt. Call	A–	$643,660
5,045	Culver City Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Capital Appreciation Series 2011A, 0.000%, 11/01/27 (Pre-refunded 11/01/21)	11/21 at 61.42	AA– (4)	2,880,544
1,260	Davis Redevelopment Agency, California, Tax Allocation Bonds, Davis Redevelopment Project, Subordinate Series 2011A, 7.000%, 12/01/36	12/21 at 100.00	A+	1,464,750
4,000	East Bay Municipal Utility District, Alameda and Contra Costa Counties, California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44	6/24 at 100.00	Aa1	4,467,440
3,010	El Camino Community College District, California, General Obligation Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25	8/22 at 100.00	AA	2,503,236
3,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB–	1,853,355
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
1,480	5.750%, 1/15/46	1/24 at 100.00	BBB–	1,683,485
6,480	6.000%, 1/15/49	1/24 at 100.00	BBB–	7,535,916
1,500	Gavilan Joint Community College District, Santa Clara and San Benito Counties, California, General Obligation Bonds, Election of 2004 Series 2011D, 5.750%, 8/01/35 (Pre-refunded 8/01/21)	8/21 at 100.00	AA– (4)	1,681,485
9,930	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series 2015A, 5.000%, 6/01/45	6/25 at 100.00	A+	10,987,843
	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A:
1,455	0.000%, 6/01/24 – AMBAC Insured	No Opt. Call	A+	1,234,582
3,500	0.000%, 6/01/26 – AGM Insured	No Opt. Call	A1	2,775,710
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
25,335	5.000%, 6/01/33	6/18 at 100.00	B3	25,557,441
2,825	5.750%, 6/01/47	6/18 at 100.00	B3	2,906,162
8,110	5.125%, 6/01/47	6/18 at 100.00	B–	8,109,838
2,500	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	1,520,675
9,740	Huntington Park Redevelopment Agency, California, Single Family Residential Mortgage Revenue Refunding Bonds, Series 1986A, 8.000%, 12/01/19 (ETM)	No Opt. Call	AA+	10,666,956
5,000	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/24 – AGM Insured	No Opt. Call	AA	4,203,100
1,045	Lake Tahoe Unified School District, El Dorado County, California, General Obligation Bonds, Series 2001B, 0.000%, 8/01/31 – NPFG Insured	No Opt. Call	A–	653,940
90	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016A, 5.000%, 5/15/42 (Alternative Minimum Tax)	5/26 at 100.00	A1	100,184
	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2016B:
2,000	5.000%, 5/15/41 (Alternative Minimum Tax)	5/26 at 100.00	A1	2,227,800
20,015	5.000%, 5/15/46 (Alternative Minimum Tax)	5/26 at 100.00	A1	22,220,453
4,615	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Subordinate Lien Series 2018A., 5.000%, 5/15/44 (Alternative Minimum Tax)	5/28 at 100.00	A1	5,225,795
2,665	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Series 2014B, 5.000%, 7/01/43	1/24 at 100.00	AA	2,950,875
15,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	Aa2	16,076,400
2,000	Los Rios Community College District, Sacramento County, California, General Obligation Bonds, Series 2009D, 5.375%, 8/01/34 (Pre-refunded 8/01/19)	8/19 at 100.00	AA (4)	2,089,260
250	Lynwood Redevelopment Agency, California, Project A Revenue Bonds, Subordinate Lien Series 2011A, 7.000%, 9/01/31	9/21 at 100.00	A–	288,063

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$500	Madera County, California, Certificates of Participation, Children’s Hospital Central California, Series 2010, 5.375%, 3/15/36	3/20 at 100.00	A1	$525,985
6,215	Martinez Unified School District, Contra Costa County, California, General Obligation Bonds, Series 2011, 5.875%, 8/01/31	8/24 at 100.00	AA	7,436,869
5,955	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)	8/35 at 100.00	AA	4,773,171
2,700	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009A, 7.000%, 11/01/34	No Opt. Call	BB+	3,772,251
2,200	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009C, 6.500%, 11/01/39	No Opt. Call	BB+	3,047,198
405	Natomas Union School District, Sacramento County, California, General Obligation Refunding Bonds, Series 1999, 5.950%, 9/01/21 – NPFG Insured	No Opt. Call	Baa2	429,341
15,770	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	17,774,840
3,615	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2009, 6.750%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	N/R (4)	3,877,051
1,160	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 5.250%, 11/01/21 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (4)	1,225,262
1,365	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/21 – NPFG Insured	No Opt. Call	BB+	1,258,803
13,145	Perris, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1988B, 8.200%, 9/01/23 (ETM)	No Opt. Call	AA+ (4)	16,892,245
2,500	Petaluma, Sonoma County, California, Wastewater Revenue Bonds, Refunding Series 2011, 5.500%, 5/01/32 (Pre-refunded 5/01/21)	5/21 at 100.00	A1 (4)	2,758,700
6,000	Placentia-Yorba Linda Unified School District, Orange County, California, Certificates of Participation, Series 2006, 0.000%, 10/01/34 – FGIC Insured (ETM)	No Opt. Call	A+ (4)	3,650,700
8,545	Pomona, California, GNMA/FNMA Collateralized Securities Program Single Family Mortgage Revenue Bonds, Series 1990A, 7.600%, 5/01/23 (ETM)	No Opt. Call	AA+ (4)	9,664,053
2,000	Poway Unified School District, San Diego County, California, General Obligation Bonds, School Facilities Improvement District 2007-1, Series 2011A, 0.000%, 8/01/41	No Opt. Call	AA–	783,860
5,000	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/41 – AGM Insured (7)	8/36 at 100.00	A1	4,630,450
5,000	Riverside County Asset Leasing Corporation, California, Leasehold Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%, 6/01/25 – NPFG Insured	No Opt. Call	A1	4,024,200
4,615	Riverside County Redevelopment Agency, California, Tax Allocation Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38	No Opt. Call	A	1,971,528
330	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/48	6/23 at 100.00	BBB–	365,409
14,900	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2016B, 5.000%, 5/01/46 (Alternative Minimum Tax)	5/26 at 100.00	A+	16,513,074
	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Second Series 2017A:
3,900	5.000%, 5/01/42 (Alternative Minimum Tax)	5/27 at 100.00	A+	4,370,574
20,000	5.000%, 5/01/47 (Alternative Minimum Tax)	5/27 at 100.00	A+	22,331,200
660	San Francisco Redevelopment Finance Authority, California, Tax Allocation Revenue Bonds, Mission Bay North Redevelopment Project, Series 2009C, 6.500%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	A– (4)	698,148
2,000	San Francisco, California, Community Facilities District 6, Mission Bay South Public Improvements, Special Tax Refunding Bonds, Series 2013C, 0.000%, 8/01/43	8/22 at 29.31	N/R	501,060
2,000	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B, 5.250%, 1/15/44	1/25 at 100.00	BBB–	2,171,300

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
$15,350	5.000%, 1/15/44	1/25 at 100.00	BBB	$16,628,348
25,840	5.000%, 1/15/50	1/25 at 100.00	BBB	27,896,089
	San Jose, California, Airport Revenue Bonds, Refunding Series 2017A:
5,000	5.000%, 3/01/41 (Alternative Minimum Tax)	3/27 at 100.00	A–	5,577,350
5,000	5.000%, 3/01/47 (Alternative Minimum Tax)	3/27 at 100.00	A–	5,549,250
6,660	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43	No Opt. Call	A1	1,952,912
880	Santee Community Development Commission, California, Santee Redevelopment Project Tax Allocation Bonds, Series 2011A, 7.000%, 8/01/31 (Pre-refunded 2/01/21)	2/21 at 100.00	A (4)	997,770
2,460	Santee School District, San Diego County, California, General Obligation Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA	1,406,579
5,000	Solano Community College District, Solano and Yolo Counties, California, General Obligation Bonds, Election 2012 Series 2013A, 5.000%, 8/01/43	8/23 at 100.00	Aa3	5,520,250
1,145	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2006C, 0.000%, 11/01/30 – AGM Insured	No Opt. Call	A2	729,491
1,175	Southern Kern Unified School District, Kern County, California, General Obligation Bonds, Series 2010B, 0.000%, 11/01/35 – AGM Insured	No Opt. Call	A1	587,594
	Union City Community Redevelopment Agency, California, Tax Allocation Revenue Bonds, Redevelopment Project, Subordinate Lien Series 2011:
1,000	6.375%, 12/01/23 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,150,800
1,000	6.500%, 12/01/24 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,153,230
1,000	6.625%, 12/01/25 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,157,520
1,325	6.750%, 12/01/26 (Pre-refunded 12/01/21)	12/21 at 100.00	A+ (4)	1,539,398
2,410	Victor Elementary School District, San Bernardino County, California, General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 – FGIC Insured	No Opt. Call	A+	1,877,583
2,000	West Contra Costa Unified School District, Contra Costa County, California, General Obligation Bonds, Election 2010 Series 2011A, 5.000%, 8/01/41	8/21 at 100.00	A+	2,166,000
3,750	Wiseburn School District, Los Angeles County, California, General Obligation Bonds, Series 2011B, 0.000%, 8/01/36 – AGM Insured (7)	8/31 at 100.00	Aa3	3,199,387
4,000	Yuba Community College District, California, General Obligation Bonds, Election 2006 Series 2011C, 5.250%, 8/01/47 (Pre-refunded 8/01/21)	8/21 at 100.00	Aa2 (4)	4,421,240
528,295	Total California			531,376,470
	Colorado – 8.6% (5.3% of Total Investments)
3,000	Anthem West Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2015, 5.000%, 12/01/35 – BAM Insured	12/25 at 100.00	A3	3,288,900
4,195	Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley, Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34	12/26 at 100.00	AA	4,413,601
1,000	Brighton Crossing Metropolitan District 4, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Refunding Series 2013, 7.000%, 12/01/23 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	1,008,410
1,775	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A	12/22 at 103.00	N/R	1,904,628
2,945	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Community Leadership Academy, Inc. Second Campus Project, Series 2013, 7.350%, 8/01/43	8/23 at 100.00	BB	3,317,012
1,715	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016, 3.625%, 8/01/46	8/26 at 100.00	A+	1,626,163
500	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%, 1/15/44	1/24 at 100.00	A+	532,585
1,000	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014, 5.000%, 8/15/30	8/24 at 100.00	A+	1,093,170

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,915	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County School District 6 – Frontier Academy, Refunding & Improvement Series 2016, 3.250%, 6/01/46	6/26 at 100.00	A+	$3,428,248
1,250	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2012A, 4.500%, 9/01/22	No Opt. Call	A+	1,354,100
545	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University Corporation for Atmospheric Research Project, Refunding Series 2017, 3.625%, 9/01/31	9/27 at 100.00	A2	547,344
	Colorado Educational and Cultural Facilities Authority, Revenue Bonds, University of Denver, Series 2017A:
1,200	4.000%, 3/01/36	3/27 at 100.00	A1	1,250,760
1,600	4.000%, 3/01/37	3/27 at 100.00	A1	1,665,200
1,465	Colorado Health Facilities Authority, Colorado, Revenue Bonds, American Baptist Homes Project, Series 2009A, 7.750%, 8/01/39 (Pre-refunded 8/01/19)	8/19 at 100.00	N/R (4)	1,568,942
6,765	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2009A, 5.500%, 7/01/34	7/19 at 100.00	BBB+	6,984,254
2,300	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	2,394,392
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A:
3,020	5.250%, 1/01/40	1/23 at 100.00	BBB+	3,220,015
4,890	5.250%, 1/01/45	1/23 at 100.00	BBB+	5,200,906
4,600	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	4,820,340
	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013A:
2,670	5.000%, 6/01/28	6/25 at 100.00	BBB	2,920,927
6,395	5.000%, 6/01/40	6/25 at 100.00	BBB	6,822,314
220	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	244,937
665	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/47	5/27 at 100.00	BB+	719,124
2,240	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005B, 5.250%, 3/01/36 – AGM Insured	9/18 at 102.00	Aa3	2,304,086
1,150	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Poudre Valley Health System, Series 2005C, 5.250%, 3/01/40 – AGM Insured	9/18 at 102.00	Aa3	1,182,430
9,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	9,373,140
625	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Total Long-Term Care National Obligated Group Project, Series 2010A, 6.000%, 11/15/30 (Pre-refunded 11/15/20)	11/20 at 100.00	N/R (4)	685,050
1,075	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/47	12/24 at 100.00	BBB	1,164,741
1,000	Colorado Housing and Finance Authority, Solid Waste Disposal Revenue Bonds, Waste Management Inc. Project, Series 2004, 5.700%, 7/01/18 (Alternative Minimum Tax)	No Opt. Call	A–	1,005,680
2,000	Colorado Mesa University, Colorado, Enterprise Revenue Bonds, Series 2012B, 4.250%, 5/15/37	5/21 at 100.00	Aa2	2,031,300
	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017C.:
2,775	5.000%, 3/01/43	3/28 at 100.00	AA–	3,153,205
2,000	4.000%, 3/01/47	3/28 at 100.00	AA–	2,063,980
3,000	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2014, 5.000%, 8/01/44 – AGM Insured	8/24 at 100.00	A2	3,267,960
7,250	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016, 5.000%, 8/01/46 – AGM Insured	8/26 at 100.00	A2	8,044,745
2,000	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/32	11/22 at 100.00	A+	2,198,720

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$1,100	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013A, 5.250%, 11/15/43 (Alternative Minimum Tax)	11/23 at 100.00	A	$1,200,155
4,515	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	4,917,106
1,820	Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Refunding & Improvement Series 2016A, 4.000%, 8/01/46	8/26 at 100.00	AA	1,870,159
6,405	Denver City and County, Colorado, Special Facilities Airport Revenue Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%, 10/01/32 (Alternative Minimum Tax)	10/23 at 100.00	BB	6,874,871
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,955	5.000%, 12/01/28	12/26 at 100.00	BBB–	3,372,689
2,000	5.000%, 12/01/29	12/26 at 100.00	BBB–	2,274,640
2,635	5.000%, 12/01/35	12/26 at 100.00	BBB–	2,933,967
1,605	5.000%, 12/01/40	12/26 at 100.00	BBB–	1,752,227
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital Appreciation Series 2010A:
385	0.000%, 9/01/35	No Opt. Call	BBB+	199,488
150	0.000%, 9/01/37	No Opt. Call	BBB+	71,229
75	0.000%, 9/01/38	No Opt. Call	BBB+	34,064
20	0.000%, 9/01/39	No Opt. Call	BBB+	8,701
110	0.000%, 9/01/41	No Opt. Call	BBB+	44,063
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B:
1,420	0.000%, 9/01/23 – NPFG Insured	No Opt. Call	BBB+	1,241,236
18,380	0.000%, 9/01/25 – NPFG Insured	No Opt. Call	BBB+	14,839,828
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
1,045	0.000%, 9/01/29 – NPFG Insured	No Opt. Call	BBB+	704,518
2,175	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	1,397,459
25,050	0.000%, 9/01/31 – NPFG Insured	No Opt. Call	BBB+	15,426,291
23,305	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	13,780,946
100	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	56,492
12,500	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2006A, 0.000%, 9/01/38 – NPFG Insured	9/26 at 54.77	BBB+	5,015,875
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
385	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	271,217
60,000	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB+	30,345,600
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
345	0.000%, 9/01/28 – NPFG Insured	9/20 at 63.98	BBB+	207,662
13,000	0.000%, 9/01/34 – NPFG Insured	9/20 at 45.40	BBB+	5,510,570
14,500	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB+	5,638,760
500	Eagle County Air Terminal Corporation, Colorado, Airport Terminal Project Revenue Bonds, Refunding Series 2011A, 5.500%, 5/01/22 (Alternative Minimum Tax)	5/21 at 100.00	Baa2	543,660
1,860	Metropolitan State University of Denver, Colorado, Institutional Enterprise Revenue Bonds, Aerospace and Engineering Sciences Building Project, Series 2016, 4.000%, 12/01/40	12/25 at 100.00	Aa2	1,907,690
	Park 70 Metropolitan District, City of Aurora, Colorado, General Obligation Refunding and Improvement Bonds, Series 2016:
1,565	5.000%, 12/01/36	12/26 at 100.00	Baa3	1,649,760
2,100	5.000%, 12/01/46	12/26 at 100.00	Baa3	2,201,409
3,000	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2009, 6.250%, 12/01/30 (Pre-refunded 12/01/19) – AGC Insured	12/19 at 100.00	AA (4)	3,202,200
6,705	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	7,350,691
5,715	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (4)	6,303,416

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$700	Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds, Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38	No Opt. Call	A–	$959,182
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
2,500	6.500%, 1/15/30	7/20 at 100.00	Baa3	2,726,425
3,115	6.000%, 1/15/34	7/20 at 100.00	Baa3	3,336,009
2,615	6.000%, 1/15/41	7/20 at 100.00	Baa3	2,783,197
1,000	Sierra Ridge Metropolitan District 2, Douglas County, Colorado, General Obligation Bonds, Limited Tax Series 2016A, 5.500%, 12/01/46	12/21 at 103.00	N/R	1,020,960
	Traditions Metropolitan District 2, Colorado, Limited Tax General Obligation Bonds, Refunding Series 2016:
1,050	5.000%, 12/01/32 – BAM Insured	12/26 at 100.00	Baa2	1,176,588
1,000	4.125%, 12/01/37 – BAM Insured	12/26 at 100.00	Baa2	1,025,790
2,000	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	Baa1	2,020,240
1,775	Waterview I Metropolitan District, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/41	12/26 at 100.00	A–	1,950,122
324,925	Total Colorado			256,948,461
	Connecticut – 1.4% (0.9% of Total Investments)
3,430	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2012H, 5.000%, 7/01/24 (Pre-refunded 7/01/22) – AGM Insured	7/22 at 100.00	A2 (4)	3,814,366
	Connecticut Municipal Electric Energy Cooperative, Power Supply System Revenue Bonds, Tender Option Bond Trust 2016-XG0059:
1,295	12.227%, 1/01/32, 144A (IF) (5)	1/23 at 100.00	A–	1,786,025
190	12.132%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	A–	257,233
	Connecticut State, Special Tax Obligation Bonds, Transportation Infrastructure Purposes Series 2018A.:
14,775	5.000%, 1/01/34	1/28 at 100.00	A+	16,450,042
6,410	5.000%, 1/01/37	1/28 at 100.00	A+	7,098,049
6,000	5.000%, 1/01/38	1/28 at 100.00	A+	6,628,620
2,500	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Series 2010A, 7.875%, 4/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (4)	2,766,400
3,565	Hartford County Metropolitan District, Connecticut, Clean Water Project Revenue Bonds, Series 2013A, 4.000%, 4/01/39	4/22 at 100.00	AA–	3,566,176
4,755	Mashantucket Western Pequot Tribe, Connecticut, Special Revenue Bonds, Subordinate Series 2013A, 6.050%, 7/01/31 (cash 4.000%, PIK 2.050%) (8)	No Opt. Call	N/R	148,586
42,920	Total Connecticut			42,515,497
	Delaware – 0.3% (0.2% of Total Investments)
7,255	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	A1	7,917,817
	District of Columbia – 1.7% (1.1% of Total Investments)
1,175	District of Columbia Housing Finance Agency, GNMA Collateralized Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)	6/18 at 100.00	AA+	1,177,902
5,140	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2001, 6.500%, 5/15/33	No Opt. Call	Baa1	5,790,775
21,000	District of Columbia T obacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	6/18 at 100.00	N/R	3,273,690
23,745	District of Columbia Water and Sewerage Authority, Public Utility Revenue Bonds, Series 1998, 5.500%, 10/01/23 – AGM Insured (UB)	No Opt. Call	AA	26,293,076
	District of Columbia, General Obligation Bonds, Series 1998B:
5,000	6.000%, 6/01/19 – NPFG Insured	No Opt. Call	AA	5,221,450
9,505	6.000%, 6/01/20 – NPFG Insured	No Opt. Call	AA	10,296,101
65,565	Total District of Columbia			52,052,994

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida – 8.2% (5.1% of Total Investments)
$1,480	Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds, Fleet Landing Project, Series 2013A, 5.000%, 11/15/37	11/23 at 100.00	BBB	$1,573,210
	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2013A:
450	5.000%, 9/01/45	9/23 at 100.00	BBB	466,790
875	5.000%, 9/01/48	9/23 at 100.00	BBB	906,378
1,000	Brevard County Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Health First, Inc. Project, Series 2009B, 7.000%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	A (4)	1,045,780
7,500	Broward County, Florida, Airport System Revenue Bonds, Series 2015A, 5.000%, 10/01/45 (Alternative Minimum Tax)	10/25 at 100.00	A+	8,218,575
13,500	Broward County, Florida, Airport System Revenue Bonds, Series 2017, 5.000%, 10/01/42 (Alternative Minimum Tax)	10/27 at 100.00	A+	15,100,290
4,315	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A (4)	4,732,563
100	Florida Development Finance Corporation, Educational Facilities Revenue Bonds, Renaissance Charter School, Inc. Projects, Series 2012A, 6.125%, 6/15/43, 144A	6/22 at 100.00	N/R	103,984
4,165	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University Project, Refunding Series 2012A, 5.000%, 4/01/32	4/22 at 100.00	Baa1	4,432,310
1,150	Florida Higher Educational Facilities Financing Authority, Revenue Bonds, Nova Southeastern University, Refunding Series 2011, 6.375%, 4/01/31	4/21 at 100.00	Baa1	1,260,515
2,000	Florida Ports Financing Commission, Revenue Bonds, State Transportation Trust Fund-Intermodal Program, Refunding Series 2011B, 5.375%, 10/01/29 (Alternative Minimum Tax)	10/21 at 100.00	Aa3	2,195,240
2,175	Florida State Turnpike Authority, Turnpike Revenue Bonds, Department of Transportation, Series 2010B, 5.000%, 7/01/40	7/20 at 101.00	AA	2,321,291
7,050	Florida, Development Finance Corporation, Surface Transportation Facility Revenue Bonds, Brightline Passenger Rail Project – South Segment, Series 2017, 5.625%, 1/01/47, 144A (Alternative Minimum Tax)	1/19 at 105.00	BB–	7,257,482
2,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Refunding Series 2009C, 5.000%, 10/01/34 (Pre-refunded 10/01/19)	10/19 at 100.00	AA– (4)	2,610,075
8,565	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Priority Subordinated Series 2017, 5.000%, 10/01/52 (Alternative Minimum Tax)	10/27 at 100.00	A+	9,493,360
3,890	Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities Revenue Bonds, Series 2016A, 5.000%, 10/01/40 (Alternative Minimum Tax)	10/26 at 100.00	AA–	4,326,964
6,020	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44 (Alternative Minimum Tax)	10/24 at 100.00	A+	6,452,356
10,305	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Series 2015A, 5.000%, 10/01/44	10/24 at 100.00	A–	11,173,505
2,290	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40	10/24 at 100.00	A+	2,496,741
5,310	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D, 5.000%, 10/01/39 (Pre-refunded 4/01/20)	4/20 at 100.00	N/R (4)	5,606,563
2,690	JEA, Florida, Water and Sewer System Revenue Bonds, Series 2010D., 5.000%, 10/01/39	4/20 at 100.00	Aa2	2,827,244
5,075	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/35	11/24 at 100.00	A2	5,572,198
1,500	Martin County Industrial Development Authority, Florida, Industrial Development Revenue Refunding Bonds, Indiantown Cogeneration LP, Series 2013, 3.950%, 12/15/21, 144A (Alternative Minimum Tax)	6/20 at 100.00	BB+	1,531,185
9,820	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	10,893,031
2,000	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46	7/27 at 100.00	BBB	2,175,900

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$2,930	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42	4/23 at 100.00	A–	$3,159,683
8,070	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A–	8,838,587
12,000	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A–	13,221,600
1,500	Miami-Dade County Health Facility Authority, Florida, Hospital Revenue Bonds, Nicklaus Children’s Hospital, Refunding Series 2017, 5.000%, 8/01/42	8/27 at 100.00	A+	1,660,125
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2012A, 5.000%, 10/01/29 (Alternative Minimum Tax)	10/22 at 100.00	A	1,088,990
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,109,110
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
4,000	5.000%, 10/01/28	10/20 at 100.00	A	4,256,960
7,890	5.000%, 10/01/41	10/20 at 100.00	A	8,362,453
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2014A, 5.000%, 10/01/35 (Alternative Minimum Tax)	10/24 at 100.00	A	5,521,050
3,410	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2015A, 5.000%, 10/01/38 (Alternative Minimum Tax)	10/25 at 100.00	A	3,755,399
2,865	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A+	3,106,319
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
3,000	5.000%, 7/01/42	7/22 at 100.00	A1	3,240,420
2,050	5.000%, 7/01/42 – AGM Insured	7/22 at 100.00	A1	2,226,854
1,000	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2010, 5.000%, 10/01/39 (Pre-refunded 10/01/20) – AGM Insured	10/20 at 100.00	A+ (4)	1,070,830
12,370	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	A+	13,449,406
4,000	North Sumter County Utility Dependent District, Florida, Utility Revenue Bonds, Series 2010, 5.375%, 10/01/40	10/20 at 100.00	A2	4,281,280
2,200	Okeechobee County, Florida, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Series 2004A, 1.550%, 7/01/39 (Mandatory put 7/01/21)	No Opt. Call	A–	2,117,918
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A+	1,735,962
115	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	132,402
4,635	Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery Zone Facility Bond Series 2014B, 5.000%, 9/01/43	9/24 at 100.00	AA–	5,188,373
1,700	Putnam County Development Authority, Florida, 5.000%, 3/15/42	5/28 at 100.00	A–	1,892,304
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017.:
5,770	5.000%, 8/15/42	8/27 at 100.00	A1	6,446,013
6,040	5.000%, 8/15/47	8/27 at 100.00	A1	6,722,278
705	Southeast Overtown/Park West Community Redevelopment Agency, Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30, 144A	3/24 at 100.00	BBB+	772,758
1,500	Sumter County Industrial Development Authority, Florida, Hospital Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A, 5.250%, 7/01/44	1/24 at 100.00	A–	1,617,750
700	Tampa, Florida, Cigarette Tax Allocation Bonds, H. Lee Moffitt Cancer Center Project, Refunding & Capital Improvement Series 2012A, 5.000%, 9/01/29	9/22 at 100.00	A+	767,158
14,610	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (4)	16,216,516

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$195	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-3, 0.000%, 5/01/40 (7)	5/19 at 100.00	N/R	$184,550
85	Tolomato Community Development District, Florida, Special Assessment Bonds, Convertible, Capital Appreciation, Series 2012A-4, 0.000%, 5/01/40 (7)	5/22 at 100.00	N/R	67,503
120	Tolomato Community Development District, Florida, Special Assessment Bonds, Hope Note, Series 2007-3, 6.650%, 5/01/40 (8)	5/18 at 100.00	N/R	1
10	Tolomato Community Development District, Florida, Special Assessment Bonds, Non Performing ParcelSeries 2007-1. RMKT, 6.650%, 5/01/40	5/18 at 100.00	N/R	9,697
290	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-1, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	230,968
180	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-2, 0.000%, 5/01/40 (8)	5/18 at 100.00	N/R	117,949
195	Tolomato Community Development District, Florida, Special Assessment Bonds, Refunding Series 2015-3, 6.610%, 5/01/40 (8)	5/18 at 100.00	N/R	2
975	Tolomato Community Development District, Florida, Special Assessment Bonds, Series 2006, 5.400%, 5/01/37	7/18 at 100.00	N/R	975,985
6,510	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A–	7,290,744
226,010	Total Florida			245,609,427
	Georgia – 1.7% (1.1% of Total Investments)
1,820	Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40	7/25 at 100.00	A+	2,072,088
805	Atlanta, Georgia, Tax Allocation Bonds, Beltline Project Series 2008A. Remarketed, 7.500%, 1/01/31 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	833,916
985	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.250%, 11/01/34 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (4)	1,034,378
525	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.250%, 11/01/34 – AGM Insured	11/19 at 100.00	A+	549,407
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,065	5.000%, 11/01/31	5/25 at 100.00	A+	3,509,640
5,000	5.000%, 11/01/32	5/25 at 100.00	A+	5,708,250
2,000	Dalton Development Authority, Georgia, Revenue Certificates, Hamilton Health Care System Inc., Series 1996, 5.500%, 8/15/26 – NPFG Insured	No Opt. Call	Baa2	2,217,440
2,000	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc. Project, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A	2,210,220
590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30	2/20 at 100.00	A	616,851
1,910	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010A, 5.000%, 2/15/30 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	2,008,957
710	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37	2/20 at 100.00	AA–	742,475
2,290	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B, 5.250%, 2/15/37 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (4)	2,418,629
10,260	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	A2	10,853,746
1,000	Main Street Natural Gas Inc., Georgia, Gas Project Revenue Bonds, Series 2006B, 5.000%, 3/15/20	No Opt. Call	A–	1,049,670
3,035	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (4)	3,069,720
1,200	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Refunding Series 1992P, 6.250%, 7/01/20 – AMBAC Insured (ETM)	No Opt. Call	N/R (4)	1,256,856

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$3,265	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41	7/26 at 100.00	AA–	$3,706,755
5,000	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Emory University, Refunding Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	AA	5,674,950
1,220	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2012A, 5.250%, 10/01/27	10/21 at 100.00	Baa2	1,326,982
1,425	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	1,514,404
48,105	Total Georgia			52,375,334
	Guam – 0.1% (0.1% of Total Investments)
765	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.000%, 1/01/31	1/22 at 100.00	A	794,223
1,770	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2010, 5.625%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	BBB– (4)	1,905,954
1,220	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	BBB–	1,325,884
3,755	Total Guam			4,026,061
	Hawaii – 1.6% (1.0% of Total Investments)
13,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific Health Obligated Group, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A1	14,353,560
6,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Refunding Series 2017B, 4.000%, 3/01/37 (Alternative Minimum Tax)	3/27 at 100.00	Baa2	5,995,980
10,000	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects, Series 2017A, 3.100%, 5/01/26 (Alternative Minimum Tax)	No Opt. Call	Baa2	9,922,900
11,205	Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%, 7/01/45 (Alternative Minimum Tax)	7/25 at 100.00	A+	12,358,331
5,000	Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35	5/27 at 100.00	AA	5,258,600
45,205	Total Hawaii			47,889,371
	Idaho – 0.6% (0.4% of Total Investments)
11,205	Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity Health Group, Series 2017ID, 5.000%, 12/01/46	6/27 at 100.00	AA–	12,558,116
	Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial Hospital Project, Refunding Series 2016:
1,795	5.000%, 9/01/23	No Opt. Call	BB+	1,928,422
1,000	5.000%, 9/01/29	9/26 at 100.00	BB+	1,086,440
	Idaho Water Resource Board, Water Resource Loan Program Revenue, Ground Water Rights Mitigation Series 2012A:
1,155	4.750%, 9/01/26	9/22 at 100.00	A3	1,245,725
310	5.000%, 9/01/32	9/22 at 100.00	A3	336,697
15,465	Total Idaho			17,155,400
	Illinois – 20.1% (12.5% of Total Investments)
1,055	Bensenville, Illinois, General Obligation Bonds, Series 2011A., 5.000%, 12/15/30 – AGM Insured	12/21 at 100.00	AA	1,119,007
1,945	Bensenville, Illinois, General Obligation Bonds, Series 2011A., 5.000%, 12/15/30 (Pre-refunded 12/15/21) – AGM Insured	12/21 at 100.00	AA (4)	2,139,130
6,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	6,987,480
1,470	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B3	1,461,886
9,250	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	10,624,920

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$2,400	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B	$2,714,712
11,295	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B	13,308,560
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1:
10,000	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B	9,127,300
10,130	0.000%, 12/01/24 – FGIC Insured	No Opt. Call	B	7,582,710
7,140	0.000%, 12/01/25 – FGIC Insured	No Opt. Call	B	5,103,101
4,325	0.000%, 12/01/29 – FGIC Insured	No Opt. Call	B	2,539,770
4,235	0.000%, 12/01/31 – FGIC Insured	No Opt. Call	B	2,232,650
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
15,000	0.000%, 12/01/21 – FGIC Insured	No Opt. Call	B	13,067,250
10,000	0.000%, 12/01/23 – FGIC Insured	No Opt. Call	B	7,882,300
8,845	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	B	9,677,934
7,900	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	8,429,774
1,880	Chicago, Illinois, Certificates of Participation Tax Increment Revenue Notes, Fullerton/Milwaukee Redevelopment Project, Series 2011A, 6.830%, 3/15/24	7/18 at 100.00	Ba3	1,880,153
	Chicago, Illinois, FHA/GNMA Multifamily Housing Revenue Bonds, Archer Court Apartments, Series 1999A:
170	5.500%, 12/20/19 (Alternative Minimum Tax)	10/18 at 100.00	AA–	170,406
1,210	5.600%, 12/20/29 (Alternative Minimum Tax)	10/18 at 100.00	AA–	1,211,900
1,925	5.650%, 12/20/40 (Alternative Minimum Tax)	10/18 at 100.00	AA–	1,927,445
2,245	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2015C, 5.000%, 1/01/46 (Alternative Minimum Tax)	1/25 at 100.00	A	2,410,367
13,000	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Series 2017D, 5.000%, 1/01/47 (Alternative Minimum Tax)	1/27 at 100.00	A	14,111,760
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
4,115	0.000%, 1/01/33 – FGIC Insured	No Opt. Call	BBB–	2,130,459
29,600	0.000%, 1/01/38 – FGIC Insured	No Opt. Call	BBB–	11,759,488
11,675	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	12,927,961
22,750	Chicago, Illinois, General Obligation Refunding Bonds, Emergency Telephone System, Series 1999, 5.500%, 1/01/23 – FGIC Insured	No Opt. Call	BBB–	24,433,955
6,280	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (4)	6,921,188
6,410	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien Series 2001A, 5.500%, 1/01/30 – NPFG Insured	No Opt. Call	Baa2	7,280,029
1,500	Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%, 11/01/30 – AMBAC Insured	No Opt. Call	Baa2	1,712,010
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017., 5.000%, 12/01/47 – BAM Insured	12/27 at 100.00	A+	4,855,095
13,310	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A, 5.250%, 11/15/33	11/20 at 100.00	A2	14,049,237
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2018.:
4,800	5.000%, 11/15/34	11/26 at 100.00	A2	5,301,168
3,250	5.000%, 11/15/35	11/26 at 100.00	A2	3,579,290
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002:
2,785	5.500%, 11/01/36	11/23 at 100.00	A	3,016,461
815	4.500%, 11/01/36	11/24 at 100.00	A	837,641
5,000	4.450%, 11/01/36	11/25 at 102.00	A	5,168,350
410	Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A	12/25 at 100.00	N/R	416,453

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$13,955	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2015, 5.000%, 5/01/45 (UB) (5)	5/25 at 100.00	AA	$15,127,080
2,000	Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series 2016, 4.000%, 3/01/38	3/26 at 100.00	A1	2,043,120
4,985	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BB+	5,233,702
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
4,750	5.000%, 9/01/39	9/24 at 100.00	BB+	4,994,102
6,000	5.000%, 9/01/42	9/24 at 100.00	BB+	6,291,240
4,125	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (4)	4,340,655
4,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008, 5.250%, 8/15/47 – AGC Insured (Pre-refunded 8/15/18) (UB)	8/18 at 100.00	AA (4)	4,040,560
	Illinois Finance Authority, Revenue Bonds, Northwest Community Hospital, Refunding Series 2016A:
11,520	4.000%, 7/01/37	7/26 at 100.00	A	11,382,682
6,140	4.000%, 7/01/38	7/26 at 100.00	A	6,031,199
195	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	208,262
615	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	663,068
10,745	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	11,656,176
12,125	Illinois Finance Authority, Revenue Bonds, Palos Community Hospital, Series 2010C, 5.125%, 5/15/35	5/20 at 100.00	AA–	12,617,881
2,500	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C, 5.000%, 2/15/33	2/27 at 100.00	BBB–	2,793,425
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
50	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	53,657
4,995	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	5,360,334
	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A:
415	5.500%, 7/01/28	7/23 at 100.00	A–	462,800
390	6.000%, 7/01/43	7/23 at 100.00	A–	431,984
100	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009, 6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	104,387
	Illinois Finance Authority, Revenue Bonds, Resurrection Health Care Corporation, Refunding Series 2009:
90	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	N/R (4)	93,902
2,810	6.125%, 5/15/25 (Pre-refunded 5/15/19)	5/19 at 100.00	BBB– (4)	2,931,813
1,000	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Refunding Series 2006B, 5.250%, 11/01/35 (Pre-refunded 11/01/18) – NPFG Insured	11/18 at 100.00	Aaa	1,017,250
1,120	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2009C, 6.625%, 11/01/39 (Pre-refunded 5/01/19)	5/19 at 100.00	Aaa	1,171,688
4,250	Illinois Finance Authority, Revenue Bonds, Rush University Medical Center Obligated Group, Series 2015B, 5.000%, 11/15/39	5/25 at 100.00	A+	4,655,578
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A:
4,000	6.000%, 8/15/23	8/18 at 100.00	BBB+	4,029,560
5,000	5.500%, 8/15/30	8/18 at 100.00	BBB+	5,036,700
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C:
560	5.000%, 8/15/35	8/25 at 100.00	Baa1	598,343
3,745	5.000%, 8/15/44	8/25 at 100.00	Baa1	3,950,376

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Series 2009:
$2,000	6.875%, 8/15/38 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	$2,124,160
3,000	7.000%, 8/15/44 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (4)	3,190,980
1,000	Illinois Finance Authority, Revenue Bonds, Southern Illinois Healthcare Enterprises, Inc., Series 2005 Remarketed, 5.250%, 3/01/30 (Pre-refunded 3/01/20) – AGM Insured	3/20 at 100.00	A2 (4)	1,059,220
930	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26	8/20 at 100.00	AA–	981,104
470	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2009B, 5.000%, 8/15/26 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	500,578
2,500	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011, 5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (5)	2/21 at 100.00	AA– (4)	2,725,225
3,000	Illinois Finance Authority, Revenue Bonds, University of Chicago, Refunding Series 2015A, 5.000%, 10/01/46	10/25 at 100.00	AA–	3,295,650
11,140	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA–	11,864,991
2,000	Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I Inc., Series 2001, 5.950%, 2/20/36	8/18 at 100.00	Aa1	2,008,640
1,830	Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding Series 2014, 5.250%, 6/15/32 – AGM Insured	6/24 at 100.00	BBB–	1,972,557
	Illinois State, General Obligation Bonds, February Series 2014:
3,500	5.250%, 2/01/30	2/24 at 100.00	BBB–	3,608,150
4,100	5.250%, 2/01/31	2/24 at 100.00	BBB–	4,216,276
3,200	5.250%, 2/01/32	2/24 at 100.00	BBB–	3,284,256
2,000	5.250%, 2/01/33	2/24 at 100.00	BBB–	2,048,620
1,575	5.250%, 2/01/34	2/24 at 100.00	BBB–	1,611,698
2,000	5.000%, 2/01/39	2/24 at 100.00	BBB–	2,009,760
8,250	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB–	8,449,897
1,025	Illinois State, General Obligation Bonds, March Series 2012, 5.000%, 3/01/34	3/22 at 100.00	BBB–	1,036,675
450	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB–	452,313
1,500	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/37	11/26 at 100.00	BBB–	1,531,230
	Illinois State, General Obligation Bonds, October Series 2016:
3,790	5.000%, 2/01/26	No Opt. Call	BBB–	3,950,317
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB–	3,645,802
2,375	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/25	8/22 at 100.00	BBB–	2,454,586
	Illinois State, General Obligation Bonds, Series 2013:
2,500	5.250%, 7/01/31	7/23 at 100.00	BBB–	2,569,150
1,520	5.500%, 7/01/38	7/23 at 100.00	BBB–	1,565,950
2,020	Illinois State, Sales Tax Revenue Bonds, Build Illinois Series 2011, 3.750%, 6/15/25	6/21 at 100.00	AA–	2,055,087
1,395	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA–	1,521,248
4,685	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	AA–	5,170,366
4,435	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	AA–	4,925,821
1,815	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 12.874%, 1/01/38, 144A (IF)	1/23 at 100.00	AA–	2,472,466
1,875	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0052, 12.867%, 1/01/38, 144A (IF)	1/23 at 100.00	AA–	2,553,731
2,000	Kane & DeKalb Counties Community Unit School District 301, Illinois, General Obligation Bonds, Series 2006, 0.000%, 12/01/21 – NPFG Insured	No Opt. Call	Aa2	1,806,000

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$1,510	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/39 – AGM Insured	1/21 at 100.00	A2	$1,611,079
1,000	McCook, Cook County, Illinois, General Obligation Bonds, Series 2008, 5.200%, 12/01/30	12/18 at 100.00	A–	1,015,150
9,000	McHenry County Community Unit School District 200, Woodstock, Illinois, General Obligation Bonds, Series 2006B, 0.000%, 1/15/23 – FGIC Insured	No Opt. Call	Aa2	7,787,790
1,890	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52	12/25 at 100.00	BB+	1,949,063
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	5,312,600
1,500	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	1,573,500
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A:
8,055	5.500%, 6/15/50	6/20 at 100.00	BB+	8,248,401
2,585	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB–	2,771,223
1,050	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1, 5.000%, 6/15/50	6/20 at 100.00	BBB–	1,094,100
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
6,015	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BBB–	5,288,147
12,250	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB–	10,304,087
23,575	0.000%, 12/15/23 – NPFG Insured	No Opt. Call	BBB–	18,839,961
10,775	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB–	8,172,622
2,685	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2, 5.000%, 6/15/50	6/20 at 100.00	BB+	2,722,563
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
6,610	0.000%, 12/15/23	No Opt. Call	BB+	5,282,381
155	0.000%, 12/15/23 (ETM)	No Opt. Call	N/R (4)	134,205
5,000	0.000%, 12/15/34 – NPFG Insured	No Opt. Call	BB+	2,262,000
1,100	0.000%, 12/15/35 – NPFG Insured	No Opt. Call	BB+	471,196
3,805	0.000%, 6/15/41 – NPFG Insured	No Opt. Call	BB+	1,195,759
3,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (4)	3,578,970
1,550	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 5.250%, 6/01/21	No Opt. Call	A	1,680,386
800	Railsplitter Tobacco Settlement Authority, Illinois, Tobacco Settlement Revenue Bonds, Series 2010, 6.000%, 6/01/28 (Pre-refunded 6/01/21)	6/21 at 100.00	N/R (4)	892,328
	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999:
22,650	5.750%, 6/01/19 – AGM Insured	No Opt. Call	A2	23,543,089
3,500	5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	3,952,795
2,395	Southwestern Illinois Development Authority, Local Government Revenue Bonds, Edwardsville Community Unit School District 7 Project, Series 2007, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA	2,038,480
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,490,818
3,505	5.000%, 3/01/40 – AGM Insured	3/25 at 100.00	A2	3,797,422
	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013:
1,580	6.000%, 10/01/32	10/23 at 100.00	Baa1	1,784,025
9,625	6.250%, 10/01/38	10/23 at 100.00	Baa1	10,919,755
2,745	6.000%, 10/01/42	10/23 at 100.00	Baa1	3,072,067
4,930	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,149,482

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$12,775	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/24 – AGM Insured (ETM)	No Opt. Call	A2 (4)	$10,889,155
2,475	Will County School District 122, New Lenox, Illinois, General Obligation Bonds, Series 2000B, 0.000%, 11/01/18 – AGM Insured	No Opt. Call	A2	2,449,310
625,530	Total Illinois			601,357,237
	Indiana – 1.9% (1.2% of Total Investments)
6,180	Crown Point Multi-School Building Corporation, Indiana, First Mortgage Bonds, Crown Point Community School Corporation, Series 2000, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	5,483,205
1,555	Indiana Finance Authority, Educational Facilities Revenue Bonds, Butler University Project, Refunding Series 2012B, 5.000%, 2/01/28	2/22 at 100.00	A–	1,679,276
1,050	Indiana Finance Authority, Educational Facilities Revenue Bonds, Drexel Foundation For Educational Excellence, Inc., Series 2009A, 7.000%, 10/01/39	10/19 at 100.00	B	1,061,970
2,865	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A, 5.000%, 5/01/42	5/23 at 100.00	A	3,083,599
1,500	Indiana Finance Authority, Hospital Revenue Bonds, Floyd Memorial Hospital and Health Services Project, Refunding Series 2010, 5.125%, 3/01/30 (Pre-refunded 3/02/20)	3/20 at 100.00	N/R (4)	1,584,210
7,480	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40	6/25 at 100.00	AA	8,286,868
	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013A:
3,015	5.000%, 7/01/44 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	3,215,075
1,420	5.000%, 7/01/48 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	1,510,099
1,500	Indiana Finance Authority, Private Activity Bonds, Ohio River Bridges East End Crossing Project, Series 2013B, 5.000%, 7/01/40 (Alternative Minimum Tax)	7/23 at 100.00	BBB+	1,603,185
4,670	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	AA– (4)	4,912,373
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	AA– (4)	2,683,750
5,115	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	5,737,189
2,750	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A3	2,961,420
4,500	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 4.000%, 10/01/42	10/22 at 100.00	A2	4,583,790
4,375	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	4,913,256
3,985	Valparaiso, Indiana, Exempt Facilities Revenue Bonds, Pratt Paper LLC Project, Series 2013, 7.000%, 1/01/44 (Alternative Minimum Tax)	1/24 at 100.00	N/R	4,682,295
54,460	Total Indiana			57,981,560
	Iowa – 1.7% (1.1% of Total Investments)
1,505	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42	8/22 at 100.00	Ba2	1,543,874
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
5,645	5.500%, 12/01/22	12/18 at 100.00	B–	5,728,094
1,335	5.250%, 12/01/25	12/23 at 100.00	B–	1,422,496
1,710	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	6/18 at 105.00	B–	1,802,802
1,990	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/22 at 105.00	B	2,097,181

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa (continued)
$3,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Refunding Series 2009-2, 5.500%, 12/01/25	12/19 at 100.00	A	$3,128,100
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
24,420	5.500%, 6/01/42	7/18 at 100.00	B2	24,516,703
12,100	5.625%, 6/01/46	7/18 at 100.00	B	12,162,678
51,705	Total Iowa			52,401,928
	Kansas – 0.4% (0.2% of Total Investments)
1,240	Johnson and Miami Counties Unified School District 230, Kansas, General Obligation Bonds, Series 2011A, 5.000%, 9/01/26 (Pre-refunded 9/01/21)	9/21 at 100.00	Aa3 (4)	1,346,714
1,505	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C., 5.500%, 11/15/23	11/19 at 100.00	AA	1,592,757
35	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2009C., 5.500%, 11/15/23 (Pre-refunded 11/15/19)	11/19 at 100.00	N/R (4)	36,795
2,040	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	7/18 at 100.00	Ba2	2,043,142
480	Overland Park Transportation Development District, Kansas, Sales Tax Revenue Bonds, Oak Park Mall Project, Series 2010, 5.900%, 4/01/32	4/20 at 100.00	BBB	497,429
35	Sedgwick and Shawnee Counties, Kansas, GNMA Mortgage-Backed Securities Program Single Family Revenue Bonds, Series 1997A-1, 6.950%, 6/01/29 (Alternative Minimum Tax)	No Opt. Call	N/R	35,078
5,000	Wyandotte County/Kansas City Unified Government, Kansas, Utility System Revenue Bonds, Improvement Series 2012B, 5.000%, 9/01/32	9/22 at 100.00	A2	5,471,150
10,335	Total Kansas			11,023,065
	Kentucky – 1.7% (1.1% of Total Investments)
5,540	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.250%, 8/15/46	8/21 at 100.00	Baa2	5,866,472
	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A:
2,000	6.000%, 6/01/30 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	2,159,640
5,500	6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (4)	5,988,840
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/33 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	A3 (4)	1,003,460
2,730	Kentucky Economic Development Finance Authority, Revenue Bonds, Next Generation Kentucky Information Highway Project, Senior Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	2,876,601
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
4,790	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	4,441,767
3,655	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	3,402,147
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
8,360	5.750%, 7/01/49 (7)	7/23 at 100.00	Baa3	9,158,380
585	6.000%, 7/01/53 (7)	7/23 at 100.00	Baa3	648,408
9,195	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/30	6/21 at 100.00	A	9,920,210
	Pikeville, Kentucky, Hospital Revenue Bonds, Pikeville Medical Center, Inc. Project, Improvement and Refunding Series 2011:
5,000	6.250%, 3/01/31	3/21 at 100.00	A3	5,476,050
1,375	6.500%, 3/01/41	3/21 at 100.00	A3	1,501,459
49,730	Total Kentucky			52,443,434

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Louisiana – 3.5% (2.2% of Total Investments)
$5,120	Ascension Parish Industrial development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	$5,509,069
2,665	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Refunding Series 2014B, 5.000%, 2/01/39	2/25 at 100.00	AA–	2,960,735
3,130	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A2	3,552,926
	Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series 2018.:
1,500	4.000%, 4/01/40	4/27 at 100.00	AA	1,540,755
4,685	4.000%, 4/01/43	4/27 at 100.00	AA	4,797,955
5,200	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, East Baton Rouge Sewerage Commission Projects, Subordinate Lien Series 2014A, 5.000%, 2/01/44	2/24 at 100.00	A+	5,679,024
1,380	Louisiana Local Government Environmental Facilities and Community Development Authority, Revenue Bonds, Westlake Chemical Corporation Projects, Series 2009A, 6.500%, 8/01/29	8/20 at 100.00	Baa3	1,512,866
8,505	Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36, 144A (Alternative Minimum Tax)	7/23 at 100.00	N/R	9,428,983
845	Louisiana Public Facilities Authority, Hospital Revenue and Refunding Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%, 11/01/45	11/25 at 100.00	Baa3	909,474
1,830	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 4.000%, 5/15/35	5/26 at 100.00	A3	1,861,476
5,410	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46	5/27 at 100.00	A3	5,898,198
4,305	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (4)	4,869,041
330	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	363,333
14,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series 2015A, 4.000%, 5/01/41	5/25 at 100.00	AA	14,265,440
	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015B:
6,235	5.000%, 1/01/40 (Alternative Minimum Tax)	1/25 at 100.00	A–	6,743,963
6,895	5.000%, 1/01/45 (Alternative Minimum Tax)	1/25 at 100.00	A–	7,436,671
12,760	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017B, 5.000%, 1/01/48 (Alternative Minimum Tax)	1/27 at 100.00	A–	13,949,742
1,000	New Orleans, Louisiana, General Obligation Bonds, Refunding Series 2012, 5.000%, 12/01/28 – AGM Insured	12/22 at 100.00	A2	1,094,390
5,350	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A–	5,813,417
1,200	New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/24 at 100.00	A–	1,307,892
485	Saint Charles Parish, Louisiana, Gulf Opportunity Zone Revenue Bonds, Valero Project, Series 2010, 4.000%, 12/01/40 (Mandatory put 6/01/22)	No Opt. Call	BBB	513,824
5,655	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A–	6,243,063
98,485	Total Louisiana			106,252,237
	Maine – 0.7% (0.4% of Total Investments)
2,775	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/33	7/23 at 100.00	Ba1	2,871,737
	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A:
3,820	4.000%, 7/01/41	7/26 at 100.00	Ba1	3,356,405
2,800	4.000%, 7/01/46	7/26 at 100.00	Ba1	2,417,128
2,000	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Bates College, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	A+	2,177,960

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maine (continued)
	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011:
$3,000	6.750%, 7/01/36	7/21 at 100.00	Ba3	$3,253,830
2,260	6.750%, 7/01/41	7/21 at 100.00	Ba3	2,444,213
1,720	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Series 2010A, 5.000%, 7/01/40	7/20 at 100.00	A1	1,805,518
	Maine Turnpike Authority, Special Obligation Bonds, Series 2014:
1,290	5.000%, 7/01/33	7/24 at 100.00	A–	1,423,463
1,020	5.000%, 7/01/34	7/24 at 100.00	A–	1,123,122
20,685	Total Maine			20,873,376
	Maryland – 0.3% (0.2% of Total Investments)
5,000	Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series 2014C, 5.000%, 7/01/44	1/25 at 100.00	AA–	5,574,150
450	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 6.000%, 7/01/25	7/21 at 100.00	BBB	493,434
515	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Patterson Park Public Charter School Issue, Series 2010, 6.000%, 7/01/40	7/19 at 100.00	BB	520,191
1,790	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015, 5.000%, 7/01/39	7/24 at 100.00	A3	1,932,466
1,070	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/28	11/24 at 103.00	BB	1,188,171
8,825	Total Maryland			9,708,412
	Massachusetts – 2.2% (1.4% of Total Investments)
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A:
1,160	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (4)	1,166,658
2,840	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	2,856,529
	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B:
4,410	5.000%, 1/01/32	1/20 at 100.00	A3	4,604,613
7,500	5.000%, 1/01/37	1/20 at 100.00	A3	7,813,425
650	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37	7/18 at 100.00	N/R	650,943
815	Massachusetts Development Finance Agency, Health Care Facility Revenue Bonds, Adventcare Project, Series 2010, 7.625%, 10/15/37	10/20 at 100.00	N/R	864,169
750	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012C, 5.250%, 11/01/42, 144A (Alternative Minimum Tax)	7/18 at 100.00	BB–	750,465
825	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	885,464
3,500	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	Aa3	3,944,885
	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Tender Option Bond Trust 2016-XG0070:
505	12.026%, 10/01/48, 144A (IF) (5)	10/23 at 100.00	Aa1	716,696
930	11.968%, 10/01/48, 144A (IF) (5)	No Opt. Call	Aa1	1,319,372
3,200	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015, 4.500%, 1/01/45	1/25 at 100.00	Baa2	3,271,936
1,220	Massachusetts Development Finance Agency, Revenue Bonds, Loomis Communities, Series 2013A, 5.125%, 1/01/25	1/23 at 100.00	BBB	1,340,926
2,300	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A2	2,520,524
2,500	Massachusetts Development Finance Agency, Revenue Bonds, UMass Memorial Health Care, Series 2016I, 4.000%, 7/01/41	7/26 at 100.00	BBB+	2,477,500

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
$1,145	5.000%, 9/01/40	9/25 at 100.00	BBB	$1,232,902
1,280	5.000%, 9/01/45	9/25 at 100.00	BBB	1,378,586
	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2:
620	5.125%, 7/01/33 (Pre-refunded 7/01/18)	7/18 at 100.00	A– (4)	623,429
500	5.125%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A– (4)	502,765
3,190	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39	7/19 at 100.00	Baa2	3,299,481
6,335	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Suffolk University, Refunding Series 2009A, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	6,617,984
2,290	Massachusetts Housing Finance Agency, Housing Bonds, Series 2009F, 5.700%, 6/01/40 (Alternative Minimum Tax)	12/18 at 100.00	AA–	2,314,663
700	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A3	751,121
5,930	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	Aa2	6,524,127
1,100	Massachusetts Turnpike Authority, Metropolitan Highway System Revenue Bonds, Senior Series 1997A, 0.000%, 1/01/24 – NPFG Insured	No Opt. Call	A3	943,393
6,700	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	7,161,965
62,895	Total Massachusetts			66,534,521
	Michigan – 2.9% (1.8% of Total Investments)
3,535	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A–	3,782,485
2,435	Detroit, Michigan, Sewage Disposal System Revenue Bonds, Second Lien Series 2006A, 5.500%, 7/01/36 (Pre-refunded 7/01/18) – BHAC Insured	7/18 at 100.00	A– (4)	2,449,756
1,600	Detroit, Michigan, Sewer Disposal System Revenue Bonds, Second Lien, Series 2001E, 5.750%, 7/01/31 (Pre-refunded 7/01/18) – BHAC Insured	7/18 at 100.00	AA+ (4)	1,610,336
2,235	Detroit, Michigan, Water Supply System Revenue Bonds, Refunding Second Lien Series 2001C, 4.750%, 7/01/29 – BHAC Insured	7/18 at 100.00	A–	2,246,108
2,020	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A–	2,170,046
3,665	Lansing Board of Water and Light, Michigan, Utility System Revenue Bonds, Series 2011A, 5.500%, 7/01/41	7/21 at 100.00	AA–	4,013,725
1,500	Michigan Finance Authority, Hospital Revenue Bonds, Sparrow Obligated Group, Series 2012, 5.000%, 11/15/42	11/22 at 100.00	A+	1,615,110
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A2	445,946
2,690	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-3, 5.000%, 7/01/32 – AGM Insured	7/24 at 100.00	A2	2,979,417
1,000	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014D-6, 5.000%, 7/01/36 – NPFG Insured	7/24 at 100.00	BBB+	1,085,360
	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015:
2,500	5.000%, 12/01/31	6/22 at 100.00	AA–	2,755,275
3,670	5.000%, 12/01/32	6/22 at 100.00	AA–	4,037,220
2,000	Michigan Finance Authority, State Revolving Fund Revenue Bonds, Clean Water Series 2012, 5.000%, 10/01/31 (Pre-refunded 10/01/22)	10/22 at 100.00	AAA	2,238,760

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$5,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	$5,032,350
2,500	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2009-I, 5.000%, 10/15/23 – AGC Insured	10/19 at 100.00	AA–	2,609,400
1,000	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2011-I-A, 5.375%, 10/15/41	10/21 at 100.00	A+	1,096,260
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
5,000	5.000%, 4/15/28	10/25 at 100.00	A+	5,731,600
10,000	5.000%, 4/15/34	10/25 at 100.00	A+	11,255,600
3,495	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A3 (4)	3,695,543
5,200	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA–	5,540,912
1,165	Michigan Strategic Fund, Limited Obligation Revenue Bonds, Michigan House of Representatives Facilities, Series 2008A, 5.250%, 10/15/23 (Pre-refunded 10/15/18) – AGC Insured	10/18 at 100.00	AA (4)	1,183,617
5,000	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	5,023,350
1,150	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	1,174,438
3,000	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2012A, 5.000%, 12/01/37	12/22 at 100.00	A	3,262,980
	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D:
1,325	5.000%, 12/01/40	12/25 at 100.00	A	1,460,004
1,200	5.000%, 12/01/45	12/25 at 100.00	A	1,318,068
1,350	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2017B., 5.000%, 12/01/42 (Alternative Minimum Tax)	12/27 at 100.00	A	1,484,730
3,140	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2017B, 5.000%, 12/01/47 (Alternative Minimum Tax)	12/27 at 100.00	A	3,440,121
	Wayne State University, Michigan, General Revenue Bonds, Series 2018A.:
1,140	5.000%, 11/15/35	11/25 at 100.00	A+	1,277,245
1,120	5.000%, 11/15/36	11/25 at 100.00	A+	1,252,451
81,040	Total Michigan			87,268,213
	Minnesota – 1.7% (1.1% of Total Investments)
310	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	294,165
1,000	Cuyuna Range Hospital District, Minnesota, Health Care Facilities Gross Revenue Bonds, Refunding Series 2007, 5.000%, 6/01/29	7/18 at 100.00	N/R	1,000,330
8,655	Dakota and Washington Counties Housing and Redevelopment Authority, Minnesota, GNMA Mortgage-Backed Securities Program Single Family Residential Mortgage Revenue Bonds, Series 1988, 8.450%, 9/01/19 (Alternative Minimum Tax) (ETM)	No Opt. Call	AA+ (4)	9,371,980
500	Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle Ridge Academy Project, Series 2016A, 4.000%, 7/01/37	7/25 at 100.00	BB+	476,130
2,000	Duluth Housing & Redevelopment Authority, Minnesota, Lease Revenue Bonds, Duluth Public Schools Academy, Series 2010A, 5.875%, 11/01/40	11/18 at 102.00	BB+	2,051,300
	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A:
985	5.000%, 8/01/18	No Opt. Call	AA+	992,979
1,840	4.000%, 2/01/41	2/27 at 100.00	AA+	1,904,510
6,375	Minneapolis, Minnesota, Health Care System Revenue Bonds, Fairview Hospital and Healthcare Services, Series 2008A, 6.625%, 11/15/28 (Pre-refunded 11/15/18)	11/18 at 100.00	A2 (4)	6,540,049

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$3,000	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2010A, 5.000%, 1/01/35	1/20 at 100.00	AA–	$3,138,420
2,295	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/46	1/27 at 100.00	AA–	2,607,189
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Subordinate Lien Series 2016D:
470	5.000%, 1/01/32 (Alternative Minimum Tax)	1/27 at 100.00	A+	529,009
450	5.000%, 1/01/35 (Alternative Minimum Tax)	1/27 at 100.00	A+	501,120
580	5.000%, 1/01/37 (Alternative Minimum Tax)	1/27 at 100.00	A+	644,055
750	5.000%, 1/01/41 (Alternative Minimum Tax)	1/27 at 100.00	A+	828,698
	Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton College, Refunding Series 2017:
1,580	4.000%, 3/01/42	3/27 at 100.00	Aa2	1,632,219
3,850	4.000%, 3/01/47	3/27 at 100.00	Aa2	3,947,867
	Minnesota Municipal Power Agency, Electric Revenue Bonds, Refunding Series 2014A:
700	5.000%, 10/01/34	10/24 at 100.00	A2	790,699
500	5.000%, 10/01/35	10/24 at 100.00	A2	564,160
15	Minnesota State, General Obligation Bonds, Refunding Various Purpose Series 2010D, 5.000%, 8/01/18 (ETM)	No Opt. Call	N/R (4)	15,119
2,000	Saint Louis Park, Minnesota, Health Care Facilities Revenue Bonds, Park Nicollet Health Services, Refunding Series 2009, 5.750%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	Aaa	2,088,160
	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Hmong College Prep Academy Project, Series 2016A:
2,205	5.500%, 9/01/36	9/26 at 100.00	BB+	2,309,804
2,500	5.750%, 9/01/46	9/26 at 100.00	BB+	2,636,725
	Saint Paul Housing and Redevelopment Authority, Minnesota, Senior Housing and Health Care Revenue Bonds, Episcopal Homes Project, Series 2013:
500	5.000%, 5/01/33	5/23 at 100.00	N/R	507,055
1,000	5.125%, 5/01/48	5/23 at 100.00	N/R	999,230
1,520	Saint Paul Housing and Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Community of Peace Academy Project, Refunding Series 2015A, 5.000%, 12/01/50	12/24 at 100.00	BBB–	1,539,486
400	Saint Paul Housing and Redevelopment Authority, Minnesota, Upper Landing Project Tax Increment Revenue Refunding Bonds, Series 2012, 5.000%, 9/01/26	3/20 at 102.00	N/R	417,892
750	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (4)	878,055
2,000	Western Minnesota Municipal Power Agency, Power Supply Revenue Bonds, Series 2014A, 5.000%, 1/01/46	1/24 at 100.00	Aa3	2,221,160
48,730	Total Minnesota			51,427,565
	Mississippi – 0.9% (0.6% of Total Investments)
620	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/18 at 100.00	Baa3	621,352
	Mississippi Development Bank, Special Obligation Bonds, City of Jackson General Obligation Street Resurfacing Project, Series 2009:
1,325	5.500%, 1/01/23 (Pre-refunded 1/01/19)	1/19 at 100.00	Baa2 (4)	1,357,436
850	5.800%, 1/01/24 (Pre-refunded 1/01/19)	1/19 at 100.00	Baa2 (4)	872,202
	Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds, Baptist Memorial Healthcare, Series 2016A:
7,500	5.000%, 9/01/36	9/26 at 100.00	BBB+	8,065,050
15,500	5.000%, 9/01/46	9/26 at 100.00	BBB+	16,497,735
25,795	Total Mississippi			27,413,775

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri – 3.5% (2.1% of Total Investments)
$1,000	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016, 5.000%, 8/01/28	8/26 at 100.00	Baa1	$1,105,090
1,500	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Series 2008, 5.625%, 8/01/38 (Pre-refunded 8/01/18)	8/18 at 100.00	Baa1 (4)	1,513,950
2,000	Bridgeton Industrial Development Authority, Missouri, Senior Housing Revenue Bonds, The Sarah Community Project, Refunding Series 2016, 3.625%, 5/01/30	5/25 at 100.00	N/R	1,908,860
500	Curators of the University of Missouri, System Facilities Revenue Bonds, Refunding Series 2014A, 4.000%, 11/01/33	11/24 at 100.00	AA+	525,995
2,000	Hanley Road Corridor Transportation Development District, Brentwood and Maplewood, Missouri, Transportation Sales Revenue Bonds, Refunding Series 2009A, 5.875%, 10/01/36	10/19 at 100.00	A–	2,065,180
4,470	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A, 4.000%, 1/01/42	1/28 at 100.00	AA	4,625,780
400	Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue Bonds, Ward Parkway Center Community Improvement District, Senior Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A	4/26 at 100.00	N/R	404,936
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
7,000	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	5,199,040
5,000	0.000%, 4/15/28 – AMBAC Insured	No Opt. Call	A1	3,574,700
5,000	0.000%, 4/15/29 – AMBAC Insured	No Opt. Call	A1	3,437,650
1,325	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 6.000%, 6/01/20	No Opt. Call	A3	1,368,142
1,000	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2016, 5.000%, 11/15/34	5/26 at 100.00	A+	1,105,010
3,080	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB+	3,307,581
1,260	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, University of Central Missouri, Series 2013C-2, 5.000%, 10/01/34	10/23 at 100.00	A+	1,387,021
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A:
1,045	5.000%, 11/15/44	11/23 at 100.00	A2	1,116,750
11,090	5.000%, 11/15/48	11/23 at 100.00	A2	11,811,294
8,525	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C, 4.000%, 11/15/47	11/27 at 100.00	AA–	8,612,552
	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, SSM Health Care, Series 2018A:
2,000	4.000%, 6/01/48 (WI/DD, Settling 5/08/18)	6/28 at 100.00	A+	2,003,240
3,500	5.000%, 6/01/48 (WI/DD, Settling 5/08/18)	6/28 at 100.00	A+	3,866,940
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2017A.:
8,960	4.000%, 5/15/42	5/25 at 102.00	A+	9,095,834
10,290	4.000%, 5/15/48	5/25 at 102.00	A+	10,398,868
10,645	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46	2/26 at 100.00	BBB	11,340,225
400	Missouri Health and Educational Facilities Authority, Revenue Bonds, Maryville University of St. Louis Project, Series 2015, 3.500%, 6/15/30	6/22 at 100.00	Baa2	388,424
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A:
725	4.000%, 10/01/36	4/27 at 100.00	A1	749,164
3,510	5.000%, 10/01/42	4/27 at 100.00	A1	3,927,199
3,775	Missouri Health and Educational Facilities Authority, Revenue Bonds, Webster University, Series 2011, 5.000%, 4/01/26 (Pre-refunded 4/01/21)	4/21 at 100.00	A2 (4)	4,079,454

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$1,000	North Central Missouri Regional Water Commission, Waterworks System Revenue Bonds, Series 2006, 5.000%, 1/01/37	7/18 at 100.00	N/R	$1,000,020
2,000	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Series 2015, 4.125%, 12/01/38	12/21 at 100.00	AA	2,032,920
490	Saint Louis, Missouri, Airport Revenue Bonds, Lambert-St. Louis International Airport, Refunding Series 2012, 4.250%, 7/01/29 – FGIC Insured (Alternative Minimum Tax)	7/22 at 100.00	A–	502,956
575	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Chesterfield, Series 2012, 5.000%, 9/01/42 (Pre-refunded 9/01/22)	9/22 at 100.00	N/R (4)	640,130
375	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BBB+	424,766
104,440	Total Missouri			103,519,671
	Montana – 0.1% (0.1% of Total Investments)
3,315	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,686,578
	Nebraska – 0.2% (0.1% of Total Investments)
2,300	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/32	9/22 at 100.00	BBB+	2,505,896
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
1,635	4.125%, 11/01/36	11/25 at 100.00	A–	1,665,100
470	5.000%, 11/01/45	11/25 at 100.00	A–	510,970
4,405	Total Nebraska			4,681,966
	Nevada – 3.5% (2.2% of Total Investments)
39,625	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	42,063,919
2,500	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Refunding Series 2015C, 5.000%, 7/01/26	No Opt. Call	A+	2,932,675
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A:
5,210	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	5,475,085
9,725	5.250%, 7/01/42	1/20 at 100.00	A+	10,214,848
5,800	Las Vegas Redevelopment Agency, Nevada, Tax Increment Revenue Bonds, Series 2009A, 8.000%, 6/15/30 (Pre-refunded 6/15/19)	6/19 at 100.00	BBB+ (4)	6,185,120
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
9,000	5.000%, 6/01/32	12/24 at 100.00	AA+	10,147,590
7,835	5.000%, 6/01/39	12/24 at 100.00	AA+	8,734,536
2,600	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA+	2,819,050
4,185	Nevada System of Higher Education, Community College Revenue Bonds, Series 2017, 4.000%, 7/01/47	7/27 at 100.00	AA–	4,242,627
1,145	North Las Vegas, Nevada, General Obligation Bonds, Wastewater Reclamation System Series 2006, 5.000%, 10/01/25 – NPFG Insured	7/18 at 100.00	BBB	1,146,305
10,000	North Las Vegas, Nevada, General Obligation Bonds, Series 2006, 5.000%, 5/01/36 – NPFG Insured	7/18 at 100.00	BBB	10,008,900
2,050	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	2,219,863
99,675	Total Nevada			106,190,518
	New Hampshire – 0.5% (0.3% of Total Investments)
5,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	BBB (4)	5,291,050
3,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32	7/22 at 100.00	Baa1	3,576,685

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
$1,110	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth College, Tender Option Bond Trust 2016-XL0025, 11.151%, 6/01/39, 144A (Pre-refunded 6/01/19) (IF) (5)	6/19 at 100.00	Aa1 (4)	$1,232,666
4,000	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%, 8/01/35	2/28 at 100.00	A	4,484,680
13,610	Total New Hampshire			14,585,081
	New Jersey – 4.7% (2.9% of Total Investments)
905	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds, Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42	2/23 at 100.00	BBB+	985,635
	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge Replacement Project, Series 2013:
1,965	5.000%, 1/01/31 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	2,171,463
2,805	5.125%, 1/01/39 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	3,073,438
2,685	5.125%, 7/01/42 – AGM Insured (Alternative Minimum Tax)	1/24 at 100.00	BBB	2,936,128
	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Refunding Series 2017A:
5,005	5.000%, 7/01/28 – BAM Insured	7/27 at 100.00	Baa2	5,689,884
4,275	3.125%, 7/01/31 – BAM Insured	7/27 at 100.00	Baa2	4,102,547
2,000	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31	12/26 at 100.00	BBB+	2,261,960
6,770	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 – FGIC Insured	No Opt. Call	BBB+	7,999,161
2,825	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU, 5.000%, 6/15/30	6/24 at 100.00	BBB+	3,000,517
555	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident Group-Montclair Properties LLC, Montclair State University Student Housing Project, Series 2010A, 5.750%, 6/01/31 (Pre-refunded 6/01/20)	6/20 at 100.00	Aaa	597,668
6,030	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	6,567,997
900	New Jersey Educational Facilities Authority, Revenue Bonds, University of Medicine and Dentistry of New Jersey, Refunding Series 2009B, 7.500%, 12/01/32 (Pre-refunded 6/01/19)	6/19 at 100.00	N/R (4)	952,731
1,480	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	1,487,370
8,415	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	9,260,287
2,000	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health Care System, Refunding Series 2011A, 5.625%, 7/01/32 (Pre-refunded 7/01/21)	7/21 at 100.00	N/R (4)	2,207,540
1,235	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BBB	1,350,608
665	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option Bond Trust 2016-XG0001, 14.670%, 6/01/30, 144A (IF) (5)	6/19 at 100.00	BBB+	760,541
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
2,020	5.000%, 6/15/28	6/26 at 100.00	Baa1	2,232,464
3,340	5.000%, 6/15/29	6/26 at 100.00	Baa1	3,666,552
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26	No Opt. Call	BBB+	692,430
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
21,120	0.000%, 12/15/28 – AMBAC Insured	No Opt. Call	BBB+	13,317,427
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	A–	5,493,200
20,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A–	10,449,000
25,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	10,895,000
30,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	12,404,100

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$4,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 1999A, 5.750%, 6/15/18	No Opt. Call	BBB+	$4,017,000
7,330	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB+	7,768,261
1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	1,036,820
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2015AA:
1,690	5.250%, 6/15/33	6/25 at 100.00	BBB+	1,827,296
2,840	5.000%, 6/15/45	6/25 at 100.00	BBB+	2,978,422
2,650	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017B, 4.000%, 1/01/35	1/28 at 100.00	A2	2,773,252
700	New Jersey Turnpike Authority, Revenue Bonds, Series 2009E, 5.250%, 1/01/40 (Pre-refunded 1/01/19)	1/19 at 100.00	A2 (4)	715,757
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 11.994%, 1/01/43, 144A (IF) (5)	7/22 at 100.00	A	1,848,758
570	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L, 5.000%, 5/01/43	5/23 at 100.00	A+	628,379
3,215	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/36	6/28 at 100.00	A–	3,552,511
380	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	399,654
188,685	Total New Jersey			142,101,758
	New Mexico – 0.5% (0.3% of Total Investments)
1,295	Farmington, New Mexico, Hospital Revenue Bonds, San Juan Regional Medical Center Inc., Series 2004A, 5.125%, 6/01/19	7/18 at 100.00	A3	1,298,263
2,000	Farmington, New Mexico, Pollution Control Revenue Bonds, Public Service Company of New Mexico San Juan Project, Refunding Series 2010D, 5.900%, 6/01/40	6/20 at 100.00	Baa2	2,138,660
3,370	New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds, Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46	11/27 at 100.00	Aa3	3,758,157
5,585	Santa Fe County, New Mexico, Correctional System Gross Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 – AGM Insured	No Opt. Call	A2	6,506,860
12,250	Total New Mexico			13,701,940
	New York – 7.2% (4.5% of Total Investments)
6,600	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/44	No Opt. Call	BBB–	2,198,328
	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009:
4,605	6.000%, 7/15/30 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	4,922,146
3,065	6.250%, 7/15/40 (Pre-refunded 1/15/20)	1/20 at 100.00	AA+ (4)	3,288,868
490	Buffalo and Erie County Industrial Land Development Corporation, New York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015, 5.250%, 7/01/35	7/25 at 100.00	BBB+	538,035
3,125	Dormitory Authority of the State of New York, General Revenue Bonds, Saint Johns University, Series 2013A, 5.000%, 7/01/44	7/23 at 100.00	A–	3,384,469
	Dormitory Authority of the State of New York, Revenue Bonds, North Shore Long Island Jewish Obligated Group, Series 2015A:
1,680	4.125%, 5/01/42	5/25 at 100.00	A	1,719,497
3,195	5.000%, 5/01/43	5/25 at 100.00	A	3,486,033
600	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/34, 144A	6/27 at 100.00	BBB–	648,138
5,325	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2011C, 5.000%, 3/15/41	3/21 at 100.00	Aa1	5,706,536
2,965	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A., 5.250%, 2/15/47	2/21 at 100.00	AA–	3,151,706

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$135	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A., 5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	$146,867
990	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	AA–	1,071,022
1,610	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (4)	1,773,222
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
3,000	5.000%, 9/01/39	9/24 at 100.00	A–	3,294,480
1,155	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A–	1,186,832
860	5.000%, 9/01/44	9/24 at 100.00	A–	944,934
4,980	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017., 5.000%, 9/01/42	9/27 at 100.00	A–	5,616,544
10,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Refunding Series 2012A, 0.000%, 11/15/32	No Opt. Call	AA	5,970,300
1,000	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2009B, 5.000%, 11/15/34 (Pre-refunded 11/15/19)	11/19 at 100.00	AA (4)	1,048,570
	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2011A:
285	5.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	N/R (4)	314,047
465	5.000%, 11/15/41	11/21 at 100.00	A+	512,393
5,000	Metropolitan Transportation Authority, New York, Transportation Revenue Bonds, Series 2013A, 5.000%, 11/15/38	5/23 at 100.00	A+	5,464,150
	New York City Industrial Development Agency, New York, Civic Facility Revenue Bonds, Bronx Parking Development Company, LLC Project, Series 2007:
500	5.750%, 10/01/37 (8)	10/19 at 100.00	N/R	155,000
1,000	5.875%, 10/01/46 (8)	10/37 at 100.00	N/R	310,000
4,755	New York City Industrial Development Agency, New York, Revenue Bonds, Yankee Stadium Project PILOT, Series 2009A, 7.000%, 3/01/49 – AGC Insured	3/19 at 100.00	A3	4,951,714
3,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	3,680,466
600	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40	6/19 at 100.00	AA+	621,192
5,900	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	6,488,289
500	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds, Tender Option Bond Trust 2015-XF0097, 12.767%, 6/15/39, 144A (IF)	6/19 at 100.00	AA+	565,370
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,524,400
2,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40	5/26 at 100.00	Aa1	2,250,740
3,760	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43	2/27 at 100.00	Aa1	4,251,206
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	12/26 at 100.00	AA	2,326,358
5	New York City, New York, General Obligation Bonds, Fiscal Series 2005M, 5.000%, 4/01/24	7/18 at 100.00	AA	5,013
2,000	New York Convention Center Development Corporation, New York, Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%, 11/15/45	11/25 at 100.00	Aa3	2,220,960
550	New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through Bonds, Series 2000B, 6.500%, 6/01/35	7/18 at 100.00	Baa1	550,275
25,170	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	26,486,391

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011:
$1,560	5.000%, 11/15/44	11/21 at 100.00	A	$1,678,576
4,350	5.750%, 11/15/51	11/21 at 100.00	A	4,825,585
7,500	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	9,178,275
5,260	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, American Airlines, Inc. John F Kennedy International Airport Project, Refunding Series 2016, 5.000%, 8/01/31 (Alternative Minimum Tax)	8/21 at 100.00	BB–	5,519,686
	New York Transportation Development Corporation, New York, Special Facility Revenue Bonds, Delta Air Lines, Inc. – LaGuardia Airport Terminals C&D Redevelopment Project, Series 2018
1,365	5.000%, 1/01/34 (WI/DD, Settling 5/03/18) (Alternative Minimum Tax)	1/28 at 100.00	BBB–	1,517,348
1,185	5.000%, 1/01/36 (WI/DD, Settling 5/03/18) (Alternative Minimum Tax)	1/28 at 100.00	BBB–	1,309,117
	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Series 2016A:
2,000	4.000%, 7/01/35 – AGM Insured (Alternative Minimum Tax)	7/24 at 100.00	BBB	2,041,580
10,800	5.000%, 7/01/41 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	11,603,952
10,000	5.000%, 7/01/46 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	10,715,900
19,560	5.250%, 1/01/50 (Alternative Minimum Tax)	7/24 at 100.00	Baa3	21,182,698
500	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2014A, 5.125%, 7/01/31 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	519,110
1,310	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Eighth Series 2013, 5.000%, 12/01/43 (Alternative Minimum Tax)	12/23 at 100.00	AA–	1,429,603
4,320	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	AA–	4,814,856
2,500	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, Two Hundred Seventh Series 2018., 5.000%, 9/15/48 (Alternative Minimum Tax)	3/28 at 100.00	AA–	2,790,675
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
5,000	6.500%, 12/01/28	7/18 at 100.00	BBB	5,253,750
590	5.500%, 12/01/31	12/20 at 100.00	BBB	638,415
1,670	6.000%, 12/01/36	12/20 at 100.00	BBB	1,830,086
3,045	6.000%, 12/01/42	12/20 at 100.00	BBB	3,332,052
1,170	Suffolk County Economic Development Corporation, New York, Revenue Bonds, Peconic Landing At Southold, Inc. Project, Refunding Series 2010, 5.875%, 12/01/30	12/20 at 100.00	BBB–	1,264,700
	Syracuse Industrial Development Authority, New York, PILOT Revenue Bonds, Carousel Center Project, Refunding Series 2016A:
2,750	5.000%, 1/01/32 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	2,965,600
3,800	5.000%, 1/01/33 (Alternative Minimum Tax)	1/26 at 100.00	Baa1	4,084,848
208,565	Total New York			215,270,903
	North Carolina – 1.6% (1.0% of Total Investments)
12,250	Fayetteville State University, North Carolina, General Revenue Bonds, Series 2013A, 5.125%, 4/01/43	4/23 at 100.00	A–	13,267,730
1,500	North Carolina Capital Facilities Financing Agency, Educational Facilities Revenue Bond, Meredith College, Series 2008A, 6.125%, 6/01/35 (Pre-refunded 6/01/18)	6/18 at 100.00	BBB+ (4)	1,505,340
	North Carolina Department of Transportation, Private Activity Revenue Bonds, I-77 Hot Lanes Project, Series 2015:
3,555	5.000%, 12/31/37 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	3,847,896
3,480	5.000%, 6/30/54 (Alternative Minimum Tax)	6/25 at 100.00	BBB–	3,723,739
10,300	North Carolina Eastern Municipal Power Agency, Power System Revenue Bonds, Series 1993, 6.000%, 1/01/22 – CAPMAC Insured (ETM) (UB) (5)	No Opt. Call	Baa2 (4)	11,635,292
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
5,000	5.000%, 10/01/27	10/22 at 100.00	A2	5,495,050
3,400	5.000%, 10/01/31	10/22 at 100.00	A2	3,729,188

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Carolina (continued)
$1,570	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/31	10/24 at 102.00	N/R	$1,699,085
500	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Refunding Series 2015A, 5.000%, 1/01/32	1/26 at 100.00	A	567,625
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	BBB– (4)	1,949,647
43,455	Total North Carolina			47,420,592
	North Dakota – 0.3% (0.2% of Total Investments)
675	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 5.000%, 7/01/38 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (4)	746,388
6,100	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011, 6.250%, 11/01/31	11/21 at 100.00	A+	6,927,221
1,875	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/32	12/21 at 100.00	Baa1	1,983,713
700	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	698,292
9,350	Total North Dakota			10,355,614
	Ohio – 8.4% (5.2% of Total Investments)
6,250	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016, 5.250%, 11/15/46	11/26 at 100.00	Baa2	6,781,937
6,655	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A., 4.000%, 8/01/38	2/28 at 100.00	A2	6,670,706
1,340	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/45	6/27 at 100.00	A+	1,484,171
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
5,155	5.375%, 6/01/24	6/18 at 100.00	Caa1	5,129,689
13,425	5.125%, 6/01/24	6/18 at 100.00	Caa1	13,221,477
20,205	5.875%, 6/01/30	6/18 at 100.00	Caa1	20,197,120
11,785	5.750%, 6/01/34	6/18 at 100.00	Caa1	11,715,940
12,645	6.000%, 6/01/42	6/18 at 100.00	B–	12,644,241
2,345	6.500%, 6/01/47	6/18 at 100.00	B–	2,377,830
18,640	5.875%, 6/01/47	6/18 at 100.00	B–	18,640,000
24,910	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	25,466,489
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Refunding Series 2017.:
3,940	4.000%, 11/15/34	11/27 at 100.00	A	4,002,488
3,000	4.000%, 11/15/35	11/27 at 100.00	A	3,037,980
	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010:
7,125	5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	7,679,111
1,000	5.750%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	1,089,880
1,665	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	1,806,691
3,335	5.500%, 11/01/40 (Pre-refunded 11/01/20)	11/20 at 100.00	A (4)	3,614,540
4,795	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	4,996,726
760	Franklin County, Ohio, Healthcare Facilities Revenue Bonds, Ohio Presbyterian Retirement Services, Improvement Series 2010A, 5.625%, 7/01/26	7/20 at 100.00	N/R	799,664
5,000	Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc. Obligated Group Project, Series 2017A, 5.000%, 8/15/42	8/27 at 100.00	A+	5,498,350
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A
1,000	5.000%, 1/01/38	1/23 at 100.00	Aa3	1,091,870
16,820	5.000%, 1/01/38 (UB) (5)	1/23 at 100.00	Aa3	18,365,253

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
$1,315	13.062%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	$1,798,210
625	13.062%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	854,663
975	13.062%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	1,333,273
265	12.980%, 1/01/38, 144A (IF) (5)	1/23 at 100.00	Aa3	361,635
8,360	Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital System, Inc., Refunding Series 2015, 5.000%, 8/15/45	8/25 at 100.00	A3	8,992,768
7,495	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	A+ (4)	8,469,725
1,000	Middleburg Heights, Ohio, Hospital Facilities Revenue Bonds, Southwest General Health Center Project, Refunding Series 2011, 5.125%, 8/01/31	8/21 at 100.00	A2	1,083,950
2,545	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	7/18 at 100.00	BBB+	2,567,065
2,000	Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis HealthCare System Obligated Group Project, Series 2013, 5.000%, 2/15/33	2/23 at 100.00	BB+	2,107,600
3,000	Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue Bonds, FirstEnergy Generation Corporation Project, Refunding Series 2009D, 4.250%, 8/01/29 (Mandatory put 9/15/21) (8)	No Opt. Call	N/R	2,880,000
1,000	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2011A, 5.375%, 12/01/30	12/20 at 100.00	A2	1,078,680
4,350	Ohio Higher Educational Facilities Commission, Revenue Bonds, University of Dayton, Refunding Series 2015A, 5.000%, 12/01/44	6/25 at 100.00	A2	4,787,480
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1:
1,500	5.250%, 2/15/39	2/23 at 100.00	A+	1,645,845
10,530	5.000%, 2/15/48	2/23 at 100.00	A+	11,388,721
3,710	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/36 (7)	2/31 at 100.00	A+	3,546,129
	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Series 2018A.:
3,375	4.000%, 2/15/38	2/28 at 100.00	A+	3,485,363
16,325	5.000%, 2/15/43	2/28 at 100.00	A+	18,425,048
240,165	Total Ohio			251,118,308
	Oklahoma – 0.5% (0.3% of Total Investments)
2,000	Fort Sill Apache Tribe of Oklahoma Economic Development Authority, Gaming Enterprise Revenue Bonds, Fort Sill Apache Casino, Series 2011A, 8.500%, 8/25/26, 144A	8/21 at 100.00	N/R	2,341,640
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (4)	1,691,985
3,000	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2013A, 5.625%, 6/01/43 – BAM Insured (Alternative Minimum Tax)	6/23 at 100.00	Baa1	3,325,200
4,985	Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue Bonds, Series 2015A, 5.000%, 6/01/45 – BAM Insured (Alternative Minimum Tax)	6/24 at 100.00	Baa1	5,290,232
1,000	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB–	1,104,430
12,660	Total Oklahoma			13,753,487
	Oregon – 2.1% (1.3% of Total Investments)
2,435	Beaverton School District 48J, Washington and Multnomah Counties, Oregon, General Obligation Bonds, Convertible Deferred Interest Series 2017D, 0.000%, 6/15/36	6/27 at 100.00	AA+	2,752,451
4,875	Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48	1/26 at 100.00	A+	5,270,655

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon (continued)
$1,750	Metro, Oregon, Dedicated Tax Revenue Bonds, Oregon Convention Center Hotel, Series 2017, 5.000%, 6/15/47	6/27 at 100.00	Aa3	$1,972,303
5,940	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A1	6,584,312
1,500	Oregon Health and Science University, Revenue Bonds, Refunding Series 2016B, 5.000%, 7/01/39	7/26 at 100.00	AA–	1,691,430
4,000	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B., 5.000%, 7/01/36 (Alternative Minimum Tax)	1/27 at 100.00	AA–	4,479,800
	Port of Portland, Oregon, International Airport Revenue Bonds, Series 2017-24B:
1,000	5.000%, 7/01/37 (Alternative Minimum Tax)	1/27 at 100.00	AA–	1,118,360
9,645	5.000%, 7/01/42 (Alternative Minimum Tax)	1/27 at 100.00	AA–	10,717,717
15,500	5.000%, 7/01/47 (Alternative Minimum Tax)	1/27 at 100.00	AA–	17,162,840
9,500	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	10,413,900
56,145	Total Oregon			62,163,768
	Pennsylvania – 5.4% (3.3% of Total Investments)
1,100	Allegheny Country Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue Bonds, United States Steel Corporation Project, Refunding Series 2009, 6.750%, 11/01/24	11/19 at 100.00	B	1,128,391
2,000	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A, 5.375%, 8/15/29	8/19 at 100.00	A+	2,084,960
1,960	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31	5/21 at 100.00	A1	2,132,990
2,570	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2011C-65, 5.375%, 5/01/31 (Pre-refunded 5/01/21)	5/21 at 100.00	N/R (4)	2,812,479
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018:
345	5.000%, 6/01/34	6/28 at 100.00	A	384,285
550	5.000%, 6/01/35	6/28 at 100.00	A	611,155
100	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29	1/19 at 100.00	BBB+	102,321
900	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social Ministries Project, Series 2009, 6.125%, 1/01/29 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	925,425
1,000	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%, 10/01/30 (Pre-refunded 10/01/18)	10/18 at 100.00	BBB (4)	1,017,050
	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017:
3,500	5.000%, 7/01/37	7/27 at 100.00	A	3,978,940
8,385	5.000%, 7/01/42	7/27 at 100.00	A	9,454,507
	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008:
320	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	A2 (4)	325,750
1,670	5.000%, 12/01/43 (Pre-refunded 12/01/18) – AGM Insured	12/18 at 100.00	A2 (4)	1,700,010
510	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2008, 5.000%, 12/01/43 – AGM Insured	12/18 at 100.00	A2	518,451
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
5,400	0.000%, 12/01/33	No Opt. Call	A	2,847,474
11,000	0.000%, 12/01/38	No Opt. Call	A	4,500,430
5,375	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	5,882,561
	Montgomery County Higher Education and Health Authority, Pennsylvaina, Revenue Bonds, Thomas Jefferson University, Series 2018A:
2,400	5.000%, 9/01/35 (WI/DD, Settling 5/03/18)	9/28 at 100.00	A2	2,703,000
5,210	5.000%, 9/01/43 (WI/DD, Settling 5/03/18)	9/28 at 100.00	A2	5,796,177

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$1,665	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (4)	$1,787,061
3,430	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	BB+	3,621,874
2,000	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A–	2,215,020
235	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)	11/24 at 100.00	N/R	247,436
400	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43 (Pre-refunded 7/01/20)	7/20 at 100.00	N/R (4)	433,172
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
940	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	1,020,840
4,310	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (4)	4,680,660
16,750	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A–	20,717,572
4,305	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015A-1, 5.000%, 12/01/45	6/25 at 100.00	A	4,718,065
2,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien Series 2014A-1, 5.000%, 12/01/38	12/24 at 100.00	A–	2,154,200
14,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	17,812,090
6,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2015B-1, 5.000%, 12/01/45	12/25 at 100.00	A–	6,731,250
5,000	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2016A-1, 5.000%, 12/01/46	12/25 at 100.00	A3	5,378,200
1,595	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (4)	1,689,663
	Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series 2017B.:
4,650	5.000%, 7/01/42 (Alternative Minimum Tax)	7/27 at 100.00	A	5,157,920
16,700	5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	A	18,441,810
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A– (4)	1,562,854
2,350	Union County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Evangelical Community Hospital Project, Refunding & Improvement Series 2011, 5.500%, 8/01/20	No Opt. Call	A–	2,504,089
10,000	Westmoreland County Municipal Authority, Pennsylvania, Municipal Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 – BAM Insured	8/25 at 100.00	AA	11,140,500
152,800	Total Pennsylvania			160,920,632
	Puerto Rico – 0.3% (0.2% of Total Investments)
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	7/18 at 100.00	A2	4,461,809
800	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Bonds, Refunding Series 2002D, 5.450%, 7/01/31 – AMBAC Insured	7/18 at 100.00	Ca	800,072
14,000	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/42 – FGIC Insured	No Opt. Call	D	3,281,880
19,100	Total Puerto Rico			8,543,761
	Rhode Island – 0.5% (0.3% of Total Investments)
7,230	Rhode Island Health and Educational Building Corporation, Higher Education Facility Revenue Bonds, Brown University, Series 2013, 5.000%, 9/01/43	9/23 at 100.00	AA+	7,959,579
3,320	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	3,567,440

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Rhode Island (continued)
$30,175	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	7/18 at 100.00	CCC+	$3,423,655
40,725	Total Rhode Island			14,950,674
	South Carolina – 3.5% (2.1% of Total Investments)
1,950	Florence County, South Carolina, Hospital Revenue Bonds, McLeod Regional Medical Center, Refunding Series 2010A, 5.000%, 11/01/37	11/20 at 100.00	AA	2,057,601
10,670	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/46	5/26 at 100.00	A+	11,630,407
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
21,565	0.000%, 1/01/30 – AMBAC Insured	No Opt. Call	A–	14,191,064
1,250	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A3	798,537
4,610	Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series 2016, 5.000%, 1/01/47	1/26 at 100.00	A3	5,067,865
1,640	South Carolina Jobs-Economic Development Authority, Economic Development Revenue Bonds, Furman University, Refunding Series 2015, 5.000%, 10/01/45	10/25 at 100.00	A1	1,831,126
875	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (4)	990,194
9,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	9,654,750
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C:
12,805	5.000%, 12/01/39	12/24 at 100.00	A+	13,776,771
8,830	5.000%, 12/01/46	12/24 at 100.00	A+	9,452,162
5,500	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A+	5,877,465
3,455	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A, 5.500%, 12/01/54	6/24 at 100.00	A+	3,775,037
14,765	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55	12/25 at 100.00	A+	16,082,038
7,695	South Carolina State Ports Authority, Revenue Bonds, Series 2015, 5.250%, 7/01/55 (Alternative Minimum Tax)	7/25 at 100.00	A+	8,510,593
104,610	Total South Carolina			103,695,610
	South Dakota – 0.9% (0.5% of Total Investments)
1,300	Deadwood, South Dakota, Sales Tax Revenue Bonds, Series 2009B, 6.250%, 12/01/28	12/19 at 100.00	N/R	1,323,348
11,320	South Dakota Board of Regents, Housing and Auxiliary Facilities System Revenue Bonds, Series 2017., 4.000%, 4/01/42	10/27 at 100.00	Aa3	11,533,382
2,685	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Regional Health, Refunding Series 2017., 4.000%, 9/01/36	9/27 at 100.00	A1	2,718,321
1,460	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	1,580,990
7,185	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	7,855,648
1,000	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Vocational Education Program, Series 2008, 5.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA+ (4)	1,009,370
24,950	Total South Dakota			26,021,059
	Tennessee – 1.9% (1.2% of Total Investments)
9,460	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	10,061,467
3,125	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Refunding Series 2010A, 6.000%, 7/01/38	7/20 at 100.00	Baa1	3,306,375

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Tennessee (continued)
$75	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (4)	$75,188
17,000	Knox County Health, Educational and Housing Facility Board, Tennessee, Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A, 5.000%, 1/01/47	1/27 at 100.00	A	18,493,110

	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Belmont University Project, Series 2012:
3,000	5.000%, 11/01/23	11/21 at 100.00	A3	3,247,560
3,200	5.000%, 11/01/24	11/21 at 100.00	A3	3,458,496
3,400	5.000%, 11/01/25	11/21 at 100.00	A3	3,674,652
535	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	585,964
10,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University, Refunding Series 2009B, 5.000%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	Aa2 (4)	10,440,300
4,000	The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds, Series 2006A, 5.250%, 9/01/26	No Opt. Call	BBB+	4,620,600
53,795	Total Tennessee			57,963,712
	Texas – 16.7% (10.4% of Total Investments)
8,835	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A., 5.000%, 2/15/43 – AGM Insured	2/28 at 100.00	A1	9,932,484
3,040	Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%, 11/15/44 (Alternative Minimum Tax)	11/24 at 100.00	A	3,295,086
4,500	Austin, Texas, Airport System Revenue Bonds, Series 2017B, 5.000%, 11/15/46 (Alternative Minimum Tax)	11/26 at 100.00	A	4,969,845
13,705	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45, 144A (UB) (5)	11/25 at 100.00	AA–	15,277,101
5,000	Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding Series 2013A, 5.000%, 11/15/43	5/23 at 100.00	A+	5,464,150
1,000	Bell County Water Control Improvement District 1, Texas, Water Revenue Bonds, Series 2014, 5.000%, 7/10/37 – BAM Insured	7/23 at 100.00	A2	1,089,380
15,000	Board of Regents of the University of Texas System, Revenue Financing System Bonds, Series 2016F, 5.000%, 8/15/47 (UB)	No Opt. Call	AAA	18,812,550
3,225	Brazos River Authority, Texas, Pollution Control Revenue Bonds, TXU Energy Company LLC Project, Series 2003C, 6.750%, 10/01/38 (Alternative Minimum Tax) (8)	7/18 at 100.00	N/R	32
4,670	Brazos River Authority, Texas, Pollution Control Revenue Refunding Bonds, TXU Electric Company, Series 1999C, 7.700%, 3/01/32 (Alternative Minimum Tax) (8)	7/18 at 100.00	N/R	47
	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding Series 2012:
1,000	5.000%, 7/01/28	7/22 at 100.00	A2	1,089,970
1,000	5.000%, 7/01/29	7/22 at 100.00	A2	1,088,740
5,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	5,853,155
	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A:
765	5.000%, 1/01/43	1/23 at 100.00	Baa2	822,811
1,100	5.000%, 1/01/43 – AGM Insured	1/23 at 100.00	A2	1,200,551
1,250	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2010, 5.750%, 1/01/25 (Pre-refunded 1/01/20)	1/20 at 100.00	Baa2 (4)	1,325,663
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	1,097,760
3,380	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (4)	3,732,162
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A:
2,600	5.000%, 1/01/35	7/25 at 100.00	Baa2	2,862,418
3,035	5.000%, 1/01/45	7/25 at 100.00	Baa2	3,303,051

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43	8/23 at 100.00	BBB+	$1,135,900
2,500	Colorado River Municipal Water District, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 1/01/36 (Pre-refunded 1/01/21)	1/21 at 100.00	AA– (4)	2,693,550
2,770	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2012D, 5.000%, 11/01/38 (Alternative Minimum Tax)	11/21 at 100.00	A	2,959,274
8,100	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2013C, 5.125%, 11/01/43 (Alternative Minimum Tax)	11/22 at 100.00	A	8,780,076
16,980	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Improvement Series 2014B, 4.500%, 11/01/45 (Alternative Minimum Tax)	11/22 at 100.00	A	17,396,519
3,500	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2010A, 5.000%, 11/01/42	11/20 at 100.00	A	3,725,435
10,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding Series 2012E, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A	10,662,700
9,000	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Series 2012H, 5.000%, 11/01/42 (Alternative Minimum Tax)	11/21 at 100.00	A	9,596,430
200	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	212,584
6,090	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, First Tier Series 2013A, 5.125%, 10/01/43	10/23 at 100.00	BBB	6,700,157
9,120	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 4/01/53	10/23 at 100.00	AA	9,868,570
4,105	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228, 13.027%, 4/01/53 (IF)	10/21 at 100.00	AA	5,453,123
2,140	Grapevine-Colleyville Independent School District, Tarrant and Dallas Counties, Texas, General Obligation Bonds, Capital Appreciation, Refunding Series 1998, 0.000%, 8/15/25	No Opt. Call	AAA	1,766,484
2,960	Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995, 4.875%, 5/01/25 (Alternative Minimum Tax)	10/22 at 100.00	B3	3,055,282
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
3,480	5.000%, 12/01/45	6/25 at 100.00	AA	3,832,280
1,895	4.000%, 12/01/45	6/25 at 100.00	AA	1,908,909
1,615	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Refunding Bonds, Young Men’s Christian Association of the Greater Houston Area, Series 2013A, 5.000%, 6/01/28	6/23 at 100.00	Baa3	1,728,373
500	Harris County Metropolitan Transit Authority, Texas, Sales and Use Tax Revenue Bonds, Contractual Obligation Series 2014, 5.000%, 11/01/29	11/24 at 100.00	Aa2	569,390
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
510	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	A2	181,570
1,020	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	A2	345,260
1,255	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	A2	403,821
3,305	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	A2	1,010,702
4,460	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	A2	1,290,724
6,500	0.000%, 11/15/47 – AGM Insured	11/31 at 46.45	A2	1,693,055
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior Lien Series 2001H:
150	0.000%, 11/15/24 – NPFG Insured	No Opt. Call	BB+	117,359
4,440	0.000%, 11/15/29 – NPFG Insured	No Opt. Call	BB+	2,846,839
730	0.000%, 11/15/30 – NPFG Insured	No Opt. Call	BB+	448,709
7,570	0.000%, 11/15/31 – NPFG Insured	No Opt. Call	BB+	4,458,124
600	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Second Lien Series 2014C, 5.000%, 11/15/33	11/24 at 100.00	BBB	652,896

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$1,000	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding Senior Lien Series 2014A, 5.000%, 11/15/30	11/24 at 100.00	A–	$1,106,010
2,305	Harris County-Houston Sports Authority, Texas, Special Revenue Bonds, Refunding Senior Lien Series 2001A, 0.000%, 11/15/20 – NPFG Insured	No Opt. Call	A2	2,181,682
7,570	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series, Series 2018A, 5.000%, 7/01/41 (Alternative Minimum Tax)	7/28 at 100.00	A	8,492,480
5,000	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Technical Operations Center Project, Series 2018., 5.000%, 7/15/28 (Alternative Minimum Tax)	No Opt. Call	BB	5,584,000
380	Houston, Texas, Airport System Special Facilities Revenue Bonds, United Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29 (Alternative Minimum Tax)	7/24 at 100.00	Ba3	411,734
3,790	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A, 5.125%, 11/15/32 (Pre-refunded 5/15/19) – AGC Insured	5/19 at 100.00	AA (4)	3,915,563
210	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2009A, 5.125%, 11/15/32 – AGC Insured	5/19 at 100.00	AA	216,936
4,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D, 5.000%, 11/15/40	11/21 at 100.00	AA	4,332,160
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
3,250	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A2	2,593,857
4,130	0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	A2	3,154,700
3,130	0.000%, 9/01/30 – AMBAC Insured	No Opt. Call	A–	1,960,569
12,030	0.000%, 9/01/31 – AMBAC Insured	No Opt. Call	A–	7,160,617
12,030	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A, 0.000%, 12/01/22 – AGM Insured (ETM)	No Opt. Call	AA+ (4)	10,745,677
4,680	Houston, Texas, Water and Sewerage System Revenue Bonds, Refunding Junior Lien Series 1998A, 0.000%, 12/01/22 – AGM Insured	No Opt. Call	AA+	4,180,363
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
8,000	4.000%, 8/15/37	8/25 at 100.00	AAA	8,365,040
2,275	5.000%, 8/15/40	8/25 at 100.00	AAA	2,583,445
4,800	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB+	5,126,064
6,500	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2016, 5.000%, 5/15/46	5/26 at 100.00	A	7,158,645
9,180	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston Light and Power Company, Series 1997, 5.125%, 11/01/28 – AMBAC Insured (Alternative Minimum Tax)	No Opt. Call	A	10,327,684
2,000	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013, 6.125%, 12/01/38	12/25 at 100.00	B1	2,115,860
1,210	Mission Economic Development Corporation, Texas, Revenue Bonds, Natgasoline Project, Series 2016B, 5.750%, 10/01/31, 144A (Alternative Minimum Tax)	10/18 at 103.00	BB–	1,256,186
1,735	New Hope Cultural Education Facilities Finance Corporation, Texas, Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation – College Station I LLC – Texas A&M University Project, Series 2014A, 5.000%, 4/01/46 – AGM Insured	4/24 at 100.00	A2	1,849,961
5,125	New Hope Cultural Educational Finance Corp, Texas, Hospital Revenue Bonds, Children’s Health Systems, Series 2017A., 5.000%, 8/15/47	8/27 at 100.00	Aa2	5,708,225
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
4,030	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	4,354,173
8,470	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (4)	10,017,892
2,000	North Texas Tollway Authority, Special Projects System Revenue Bonds, Series 2011, 5.500%, 9/01/41 (Pre-refunded 9/01/21) (UB) (5)	9/21 at 100.00	N/R (4)	2,214,860
205	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39	1/19 at 100.00	A	210,545

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$895	North Texas Tollway Authority, System Revenue Bonds, First Tier Series 2009A, 6.250%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (4)	$921,018
7,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A	8,403,920
10,260	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B, 5.000%, 1/01/40	1/23 at 100.00	A	11,095,369
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
13,355	5.000%, 1/01/33	1/25 at 100.00	A–	14,820,711
1,000	5.000%, 1/01/34	1/25 at 100.00	A–	1,104,050
1,000	Round Rock Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, School Building Series 2009, 5.000%, 8/01/27 (Pre-refunded 8/01/18)	8/18 at 100.00	AA (4)	1,008,150
4,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (8)	6/18 at 100.00	N/R	40
1,300	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Series 2009B, 5.250%, 9/01/26 – AGC Insured	9/19 at 100.00	A2	1,350,102
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
355	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (4)	382,452
4,445	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (4)	4,799,133
2,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,233,880
650	Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26	No Opt. Call	A–	757,127
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
5,910	5.000%, 12/15/23	12/22 at 100.00	BBB	6,515,361
2,050	5.000%, 12/15/26	12/22 at 100.00	BBB	2,244,094
1,000	5.000%, 12/15/27	12/22 at 100.00	BBB	1,093,320
12,745	5.000%, 12/15/29	12/22 at 100.00	BBB	13,870,893
2,000	5.000%, 12/15/31	12/22 at 100.00	BBB	2,167,680
19,735	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds,	12/25 at 100.00	Baa3	21,268,607
	Blueridge Transportation Group, LLC SH 288 Toll Lanes Project, Series 2016, 5.000%, 12/31/50 (Alternative Minimum Tax)
1,620	Texas Private Activity Bond Surface Transportation Corporation, Revenue Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes Project, Senior Lien Series 2009, 6.875%, 12/31/39	12/19 at 100.00	BBB–	1,742,456
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, LBJ Infrastructure Group LLC IH-635 Managed Lanes Project, Series 2010:
1,000	7.000%, 6/30/34	6/20 at 100.00	Baa3	1,100,050
1,000	7.000%, 6/30/40	6/20 at 100.00	Baa3	1,098,050
	Texas Private Activity Bond Surface Transportation Corporation, Senior Lien Revenue Bonds, NTE Mobility Partners Segments 3 Segments 3A & 3B Facility, Series 2013:
1,335	7.000%, 12/31/38 (Alternative Minimum Tax)	9/23 at 100.00	Baa3	1,562,457
4,040	6.750%, 6/30/43 (Alternative Minimum Tax)	9/23 at 100.00	Baa3	4,664,705
3,335	Texas State, General Obligation Bonds, Water Financial Assistance, Tender Option Bond Trust 2015-XF0075, 10.245%, 8/01/39, 144A (IF)	8/19 at 100.00	AAA	3,671,001
9,430	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	10,151,395
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B:
8,335	0.000%, 8/15/36	8/24 at 59.60	A–	3,808,762
10,960	5.000%, 8/15/37	8/24 at 100.00	A–	11,996,378

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
$2,100	5.000%, 8/15/33	8/24 at 100.00	BBB	$2,296,077
15,750	5.000%, 8/15/42	8/24 at 100.00	BBB	17,016,615
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
7,715	0.000%, 8/15/21 – AMBAC Insured	No Opt. Call	A–	7,112,458
9,980	0.000%, 8/15/23 – AMBAC Insured	No Opt. Call	A–	8,629,307
21,170	0.000%, 8/15/24 – AMBAC Insured	No Opt. Call	A–	17,665,306
	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A:
2,285	0.000%, 8/15/21 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	2,123,725
2,020	0.000%, 8/15/23 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	1,766,773
3,830	0.000%, 8/15/24 – AMBAC Insured (ETM)	No Opt. Call	A3 (4)	3,237,805
170	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30	11/20 at 100.00	BBB	182,570
905	Travis County Health Facilities Development Corporation, Texas, Revenue Bonds, Westminster Manor, Series 2010, 7.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	N/R (4)	1,011,401
485	Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Bonds, Series 1994, 6.950%, 10/01/27 (Alternative Minimum Tax)	10/18 at 100.00	CC	486,445
5,165	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2010, 0.000%, 8/15/34	No Opt. Call	AAA	2,337,008
517,465	Total Texas			501,732,630
	Utah – 2.0% (1.2% of Total Investments)
1,000	Central Utah Water Conservancy District, Water Revenue Bonds, Series 2012C, 5.000%, 10/01/42	10/22 at 100.00	AA+	1,092,900
33,580	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017A, 5.000%, 7/01/47 (Alternative Minimum Tax)	7/27 at 100.00	A2	37,331,222
2,000	Utah County, Utah, Hospital Revenue Bonds, IHC Health Services Inc., Series 2012, 5.000%, 5/15/43	5/21 at 100.00	AA+	2,147,720
5,795	Utah State Charter School Finance Authority, Charter School Revenue Bonds, Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46	4/26 at 100.00	AA	6,326,517
2,445	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012., 5.000%, 6/15/42	6/22 at 100.00	A+	2,638,008
1,665	Utah Transit Authority, Sales Tax Revenue Bonds, Refunding Series 2012., 5.000%, 6/15/42 (Pre-refunded 6/15/22)	6/22 at 100.00	N/R (4)	1,846,918
4,500	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.250%, 6/15/38 (Pre-refunded 6/15/18)	6/18 at 100.00	Aa2 (4)	4,518,810
3,000	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded 6/15/18) – AGM Insured	6/18 at 100.00	Aa2 (4)	3,011,640
53,985	Total Utah			58,913,735
	Virginia – 3.8% (2.3% of Total Investments)
1,000	Amherst Industrial Development Authority, Virginia, Revenue Bonds, Sweet Briar College, Series 2006, 5.000%, 9/01/26	7/18 at 100.00	B+	945,130
515	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (7)	7/28 at 100.00	BBB	441,000
1,000	Fairfax County Redevelopment and Housing Authority, Virginia, Multifamily Housing Revenue Bonds, FHA-Insured Mortgage – Cedar Ridge Project, Series 2007, 4.850%, 10/01/48 (Alternative Minimum Tax)	7/18 at 100.00	AA+	1,003,270
12,000	Hampton Roads Transportation Accountability Commission, Virginia, Hampton Roads Transportation Fund Revenue Bonds, Senior Lien Series 2018A., 5.000%, 7/01/52	1/28 at 100.00	AA	13,761,360
2,400	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	11/22 at 100.00	A	2,638,704

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Virginia (continued)
$4,500	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2013A, 5.000%, 10/01/30 (Alternative Minimum Tax)	10/23 at 100.00	AA–	$4,958,370
5,000	Metropolitan Washington Airports Authority, Virginia, Airport System Revenue Bonds, Series 2010A, 5.000%, 10/01/39	10/20 at 100.00	AA–	5,305,450
5,625	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	5,969,025
2,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	935,360
5,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	6,292,600
15,935	Metropolitan Washington D.C. Airports Authority, Virginia, Airport System Revenue Bonds, Refunding Series 2017, 5.000%, 10/01/47 (Alternative Minimum Tax)	10/27 at 100.00	AA–	17,851,024
	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B:
2,000	4.000%, 11/01/33	11/22 at 100.00	A+	2,056,380
3,000	5.000%, 11/01/46	11/22 at 100.00	A+	3,183,180
6,000	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47	6/18 at 100.00	B–	5,940,000
	Virginia Small Business Financing Authority, Private Activity Revenue Bonds, Transform 66 P3 Project, Senior Lien Series 2017:
3,200	5.000%, 12/31/49 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	3,458,560
12,255	5.000%, 12/31/52 (Alternative Minimum Tax)	6/27 at 100.00	Baa3	13,206,111
4,535	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, 95 Express Lanes LLC Project, Series 2012, 5.000%, 1/01/40 (Alternative Minimum Tax)	1/22 at 100.00	BBB	4,819,753
	Virginia Small Business Financing Authority, Senior Lien Revenue Bonds, Elizabeth River Crossing, Opco LLC Project, Series 2012:
3,670	6.000%, 1/01/37 (Alternative Minimum Tax)	7/22 at 100.00	BBB	4,088,637
14,930	5.500%, 1/01/42 (Alternative Minimum Tax)	7/22 at 100.00	BBB	16,251,902
104,565	Total Virginia			113,105,816
	Washington – 4.5% (2.8% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	7,970,060
11,345	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/19 – NPFG Insured	No Opt. Call	Aa3	11,101,309
2,000	Energy Northwest, Washington, Electric Revenue Bonds, Columbia Generating Station, Refunding Series 2014A, 5.000%, 7/01/40	7/24 at 100.00	AA–	2,209,280
3,750	FYI Properties, Washington, Lease Revenue Bonds, Washington State Department of Information Services Project, Series 2009, 5.500%, 6/01/39 (UB) (5)	6/19 at 100.00	AA	3,873,600
2,375	Grant County Public Utility District 2, Washington, Revenue Bonds, Priest Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41	1/26 at 100.00	Aa3	2,644,634
2,270	Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%, 12/01/46	6/26 at 100.00	A1	2,531,481
9,685	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2017C, 5.000%, 5/01/42 (Alternative Minimum Tax)	5/27 at 100.00	A+	10,853,592
10,000	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 5/01/43	6/23 at 100.00	A+	10,837,600
5,195	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (4)	5,641,770
1,590	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2012, 5.000%, 12/01/42 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (4)	1,744,182
4,000	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A, 5.000%, 10/01/32	10/22 at 100.00	AA–	4,394,280

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$1,000	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	$1,083,370
11,500	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2015, 5.000%, 10/01/45 (UB)	4/25 at 100.00	AA	12,729,350
845	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24	7/19 at 100.00	Baa1	876,333
1,155	Washington State Health Care Facilities Authority, Revenue Bonds, Central Washington Health Services Association, Series 2009, 6.250%, 7/01/24 (Pre-refunded 7/01/19)	7/19 at 100.00	N/R (4)	1,211,838
4,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)	7/19 at 100.00	A3 (4)	4,185,400
320	Washington State Housing Finance Commission, Revenue Bonds, Riverview Retirement Community, Refunding Series 2012, 5.000%, 1/01/48	1/23 at 100.00	BBB–	329,766
6,480	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2002-03C, 0.000%, 6/01/24 – NPFG Insured	No Opt. Call	AA+	5,514,869
11,050	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,681,261
	Washington, General Obligation Compound Interest Bonds, Series 1999S-3:
17,650	0.000%, 1/01/20	No Opt. Call	AA+	17,061,019
18,470	0.000%, 1/01/21	No Opt. Call	AA+	17,424,229
131,680	Total Washington			134,899,223
	West Virginia – 0.4% (0.3% of Total Investments)
1,965	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Charleston Area Medical Center, Series 2009A, 5.625%, 9/01/32	9/19 at 100.00	Baa1	2,037,960
1,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, Thomas Health System, Inc., Series 2008, 6.500%, 10/01/38	10/18 at 100.00	N/R	1,007,410
7,000	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A, 5.500%, 6/01/44	6/23 at 100.00	A	7,697,550
2,000	West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia University Health System Obligated Group, Improvement Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A	2,176,380
11,965	Total West Virginia			12,919,300
	Wisconsin – 2.2% (1.3% of Total Investments)
2,230	Monroe Redevelopment Authority, Wisconsin, Development Revenue Bonds, The Monroe Clinic, Inc., Series 2009, 5.875%, 2/15/39 (Pre-refunded 2/15/19)	2/19 at 100.00	A– (4)	2,300,022
880	Public Finance Authority of Wisconsin, Exempt Facilities Revenue Bonds, National Gypsum Company Project, Refunding Series 2014, 5.250%, 4/01/30 (Alternative Minimum Tax)	11/24 at 100.00	N/R	940,834
4,400	Public Finance Authority of Wisconsin, Solid Waste Disposal Revenue Bonds, Waste Management Inc., Refunding Series 2016A-2, 2.875%, 5/01/27 (Alternative Minimum Tax)	5/26 at 100.00	A–	4,292,332

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
$59	0.000%, 1/01/46 – ACA Insured, 144A	No Opt. Call	N/R	$1,791
34	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	1,030
59	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	1,764
30	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	899
58	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	1,750
29	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	884
58	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	1,736
28	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	855
57	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	1,709
28	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	840
62	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	1,872
1,625	3.750%, 7/01/51 – ACA Insured, 144A	3/28 at 100.00	N/R	1,612,956
36	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	1,090
62	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	1,857
36	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	1,075
61	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	1,831
35	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	1,038
61	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	1,817
34	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	1,016
60	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	1,791
33	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	994
59	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	1,765
1,589	5.500%, 7/01/56 – ACA Insured, 144A	3/28 at 100.00	N/R	1,580,887
37	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	1,101
59	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	1,751
36	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	1,071
58	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	1,725
35	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	1,042
57	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	1,711
34	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	1,020
57	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	1,697
34	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	1,005
56	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	1,671
33	0.000%, 1/01/62 – ACA Insured, 144A	3/28 at 17.35	N/R	976
56	0.000%, 1/01/62 – ACA Insured, 144A	No Opt. Call	N/R	1,658
32	0.000%, 1/01/63 – ACA Insured, 144A	3/28 at 16.48	N/R	954
55	0.000%, 1/01/63 – ACA Insured, 144A	No Opt. Call	N/R	1,632
31	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	932
54	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	1,619
31	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	917
54	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	1,605
33	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	988
53	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	1,580
401	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	11,892
693	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	20,561
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Agnesian HealthCare, Inc., Series 2013B, 5.000%, 7/01/36	7/23 at 100.00	A	5,392,950
10,225	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A., 4.500%, 11/15/39	5/26 at 100.00	Aa2	10,876,742
210	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Bellin Memorial Hospital Inc., Series 2003, 5.500%, 2/15/19 – AMBAC Insured	No Opt. Call	A2	215,882

NAD	Nuveen Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$1,035	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2010B, 5.125%, 4/01/36	4/20 at 100.00	A–	$1,066,423
1,685	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Beloit Health System, Inc., Series 2016, 4.000%, 7/01/46	7/26 at 100.00	A–	1,645,908
4,330	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Children’s Hospital of Wisconsin Inc., Series 2008B, 5.500%, 8/15/29 (Pre-refunded 2/15/20)	2/20 at 100.00	Aa3 (4)	4,603,916
2,750	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	2,941,207
1,250	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B, 5.000%, 2/15/32	2/22 at 100.00	A–	1,336,938
6,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A, 5.000%, 2/15/46	2/26 at 100.00	A–	6,497,820
13,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A–	14,054,430
5,000	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A, 6.000%, 5/01/36 (Pre-refunded 5/01/19)	5/19 at 100.00	AA– (4)	5,207,650
64,177	Total Wisconsin			64,655,409
$4,880,505	Total Municipal Bonds (cost $4,569,753,499)			4,823,670,825

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$737	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/19	N/R	$471,313
204	Las Vegas Monorail Company, Senior Interest Bonds (9), (10)	5.500%	7/15/55	N/R	101,887
$941	Total Corporate Bonds (cost $57,294)				573,200

Shares	Description (1), (11)				Value
	INVESTMENT COMPANIES – 0.0% (0.0% of Total Investments)
8,812	BlackRock MuniHoldings Fund Inc.				$132,004
32,524	Invesco Quality Municipal Income Trust				381,832
	Total Investment Companies (cost $530,611)				513,836
	Total Long-Term Investments (cost $4,570,341,404)				4,824,757,861

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.2% (0.1% of Total Investments)
	MUNICIPAL BONDS – 0.2% (0.1% of Total Investments)
	Texas – 0.2% (0.1% of Total Investments)
$5,450	Lower Neches Valley Authority, Texas, Industrial Development Corporation Exempt Facilities Revenue Bonds, Exxon Mobil Project, Variable Rate Demand Obligations, Series 2001B, 0.980%, 11/01/29 (12)	7/28 at 100.00	A-1+	$5,450,000
$5,450	Total Short-Term Investments (cost $5,450,000)			5,450,000
	Total Investments (cost $4,575,791,404) – 161.2%			4,830,207,861
	Floating Rate Obligations – (3.6)%			(107,360,000)
	MuniFund Term Preferred Shares, net of deferred offering costs – (20.2)% (13)			(606,702,738)
	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs – (18.2)% (14)			(545,479,487)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (21.0)% (15)			(629,397,121)
	Other Assets Less Liabilities – 1.8%			54,489,968
	Net Assets Applicable to Common Shares – 100%			$2,995,758,483

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(5)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.
(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.
(10)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment categorized as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.
(11)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.
(12)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13)	MuniFund Term Preferred Shares, net of deferring offering costs as a percentage of Total Investments is 12.6%.
(14)	Variable Rate MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 11.3%.
(15)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 13.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

NEA	Nuveen AMT-Free Quality Municipal
Income Fund
Portfolio of Investments
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 158.8% (99.6% of Total Investments)
	MUNICIPAL BONDS – 158.8% (99.6% of Total Investments)
	Alabama – 1.0% (0.6% of Total Investments)
$4,250	Infirmary Health System Special Care Facilities Financing Authority of Mobile, Alabama, Revenue Bonds, Infirmary Health System, Inc., Series 2016A, 5.000%, 2/01/41	2/26 at 100.00	A–	$4,580,353
	Jefferson County, Alabama, General Obligation Warrants, Series 2004A:
1,395	5.000%, 4/01/22 – NPFG Insured	7/18 at 100.00	A3	1,397,413
1,040	5.000%, 4/01/23 – NPFG Insured	7/18 at 100.00	A3	1,041,830
20,675	Lower Alabama Gas District, Alabama, Gas Project Revenue Bonds, Series 2016A, 5.000%, 9/01/46	No Opt. Call	A3	24,513,314
4,900	Mobile Spring Hill College Educational Building Authority, Alabama, Revenue Bonds, Spring Hill College Project, Series 2015, 5.875%, 4/15/45	4/25 at 100.00	N/R	4,837,819
32,260	Total Alabama			36,370,729
	Alaska – 0.7% (0.4% of Total Investments)
	Northern Tobacco Securitization Corporation, Alaska, Tobacco Settlement Asset-Backed Bonds, Series 2006A:
17,040	5.000%, 6/01/32	6/18 at 100.00	B3	17,040,511
10,070	5.000%, 6/01/46	6/18 at 100.00	B3	10,069,597
27,110	Total Alaska			27,110,108
	Arizona – 2.4% (1.5% of Total Investments)
1,460	Apache County Industrial Development Authority, Arizona, Pollution Control Revenue Bonds, Tucson Electric Power Company, Series 20102A, 4.500%, 3/01/30	3/22 at 100.00	A–	1,563,777
1,025	Arizona Industrial Development Authority, Arizona, Education Revenue Bonds, Academies of Math & Science Projects, Series 2017A, 5.000%, 7/01/51	7/27 at 100.00	AA–	1,118,552
	Arizona State, Certificates of Participation, Series 2010A:
2,800	5.250%, 10/01/28 – AGM Insured	10/19 at 100.00	Aa3	2,923,396
3,500	5.000%, 10/01/29 – AGM Insured	10/19 at 100.00	Aa3	3,640,105
7,500	Arizona State, State Lottery Revenue Bonds, Series 2010A, 5.000%, 7/01/29 – AGC Insured	1/20 at 100.00	A1	7,846,050
7,115	Lake Havasu City, Arizona, Wastewater System Revenue Bonds, Refunding Senior Lien Series 2015B, 5.000%, 7/01/43 – AGM Insured	7/25 at 100.00	A2	7,809,353
5,135	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36	1/27 at 100.00	AA–	5,309,744
10,000	Maricopa County Industrial Development Authority, Arizona, Revenue Bonds, Banner Health, Series 2016, 5.000%, 1/01/38 (UB) (4)	1/27 at 100.00	AA–	11,247,500
10,780	Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds, Junior Lien Series 2010A, 5.000%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	A+ (5)	11,447,066
	Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic Plaza Expansion Project, Series 2005B:
6,545	5.500%, 7/01/37 – FGIC Insured	No Opt. Call	AA	8,511,969
10,000	5.500%, 7/01/40 – FGIC Insured	No Opt. Call	AA	13,194,500
3,000	Queen Creek, Arizona, Excise Tax & State Shared Revenue Obligation Bonds, Series 2018A., 5.000%, 8/01/47	8/28 at 100.00	AA	3,434,610
11,320	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Citigroup Energy Inc. Prepay Contract Obligations, Series 2007, 5.000%, 12/01/37	No Opt. Call	BBB+	13,252,664
80,180	Total Arizona			91,299,286
	Arkansas – 0.1% (0.1% of Total Investments)
5,080	Independence County, Arkansas, Hydroelectric Power Revenue Bonds, Series 2003, 5.350%, 5/01/28 – ACA Insured	7/18 at 100.00	N/R	4,621,479

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California – 13.5% (8.4% of Total Investments)
$22,880	Alameda Corridor Transportation Authority, California, Revenue Bonds, Senior Lien Series 1999A, 0.000%, 10/01/32 – NPFG Insured	No Opt. Call	A–	$13,280,010
4,225	Alameda Unified School District, Alameda County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/28 – AGM Insured	No Opt. Call	AA	3,088,897
15,870	Anaheim Public Financing Authority, California, Lease Revenue Bonds, Public Improvement Project, Series 1997C, 0.000%, 9/01/20 – AGM Insured	No Opt. Call	A2	15,108,875
3,450	Antelope Valley Joint Union High School District, Los Angeles and Kern Counties, California, General Obligation Bonds, Series 2004B, 0.000%, 8/01/29 – NPFG Insured	No Opt. Call	A1	2,340,445
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2009F-1:
2,500	5.125%, 4/01/39 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa3 (5)	2,578,450
2,500	5.625%, 4/01/44 (Pre-refunded 4/01/19)	4/19 at 100.00	Aa3 (5)	2,589,725
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2013S-4:
5,000	5.000%, 4/01/38 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (5)	5,673,550
6,500	5.250%, 4/01/53 (Pre-refunded 4/01/23)	4/23 at 100.00	A1 (5)	7,451,080
10,000	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Series 2014F-1, 5.000%, 4/01/54	4/24 at 100.00	Aa3	10,951,300
8,000	Beverly Hills Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2009, 0.000%, 8/01/33	No Opt. Call	AA+	4,770,240
	Burbank Unified School District, Los Angeles County, California, General Obligation Bonds, Series 2015A:
2,250	0.000%, 8/01/32	2/25 at 100.00	AA–	1,961,032
1,350	0.000%, 8/01/33	2/25 at 100.00	AA–	1,172,745
7,845	California County Tobacco Securitization Agency, Tobacco Settlement Asset-Backed Bonds, Los Angeles County Securitization Corporation, Series 2006A, 5.600%, 6/01/36	12/18 at 100.00	B2	7,934,511
	California Department of Water Resources, Central Valley Project Water System Revenue Bonds, Series 2009-AF:
2,910	5.000%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	AA+ (5)	2,965,872
2,090	5.000%, 12/01/29 (Pre-refunded 12/01/18)	12/18 at 100.00	Aa1 (5)	2,130,128
	California Educational Facilities Authority, Revenue Refunding Bonds, Loyola Marymount University, Series 2001A:
3,255	0.000%, 10/01/23 – NPFG Insured	No Opt. Call	A2	2,807,600
5,890	0.000%, 10/01/24 – NPFG Insured	No Opt. Call	A2	4,887,581
7,615	0.000%, 10/01/25 – NPFG Insured	No Opt. Call	A2	6,084,233
1,350	0.000%, 10/01/39 – NPFG Insured	No Opt. Call	A2	570,875
3,330	California Health Facilities Financing Authority, Refunding Revenue Bonds, Stanford Hospital and Clinics, Series 2008A-2. RMKT, 5.250%, 11/15/40 (Pre-refunded 11/15/21)	11/21 at 100.00	AA– (5)	3,706,123
10,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012A, 5.000%, 8/15/51	8/22 at 100.00	AA–	10,836,000
3,000	California Health Facilities Financing Authority, Revenue Bonds, Lucile Salter Packard Children’s Hospital, Series 2012, 5.000%, 8/15/51 (UB) (4)	8/22 at 100.00	A+	3,250,800
2,550	California Health Facilities Financing Authority, Revenue Bonds, Providence Health & Services, Series 2009B, 5.500%, 10/01/39	10/19 at 100.00	AA	2,672,298
530	California Health Facilities Financing Authority, Revenue Bonds, Saint Joseph Health System, Series 2013A, 5.000%, 7/01/37	7/23 at 100.00	AA–	588,369
1,710	California Health Facilities Financing Authority, Revenue Bonds, Scripps Health, Series 2012A, 5.000%, 11/15/40	11/21 at 100.00	Aa3	1,872,638
	California Health Facilities Financing Authority, Revenue Bonds, Stanford Hospitals and Clinics, Tender Option Bond Trust 2016-XG0049:
525	7.708%, 8/15/51, 144A (IF) (4)	8/22 at 100.00	AA	618,088
1,285	7.708%, 8/15/51, 144A (IF) (4)	8/22 at 100.00	AA	1,512,843
485	7.703%, 8/15/51, 144A (IF) (4)	8/22 at 100.00	AA	570,918

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$2,330	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2010A, 5.750%, 7/01/40 (Pre-refunded 7/01/20)	7/20 at 100.00	Baa2 (5)	$2,517,169
1,500	California Municipal Finance Authority, Revenue Bonds, Eisenhower Medical Center, Series 2017A, 5.000%, 7/01/42	7/27 at 100.00	Baa2	1,640,550
965	California Public Finance Authority, Revenue Bonds, Henry Mayo Newhall Hospital, Series 2017, 5.000%, 10/15/47	10/26 at 100.00	BBB–	1,041,515
2,930	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Series 2013I, 5.000%, 11/01/38	11/23 at 100.00	A+	3,261,061
	California State, Economic Recovery Revenue Bonds, Refunding Series 2009A:
2,540	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (5)	2,644,013
1,460	5.250%, 7/01/21 (Pre-refunded 7/01/19)	7/19 at 100.00	AA+ (5)	1,519,787
5,000	California State, General Obligation Bonds, Refunding Various Purpose Series 2017, 4.000%, 8/01/36	8/26 at 100.00	AA–	5,247,000
5	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 – AMBAC Insured	7/18 at 100.00	AA–	5,013
20,000	California State, General Obligation Bonds, Various Purpose Series 2009, 6.000%, 11/01/39	11/19 at 100.00	AA–	21,217,000
	California State, General Obligation Bonds, Various Purpose Series 2010:
7,000	5.250%, 3/01/30	3/20 at 100.00	AA–	7,443,240
4,250	5.250%, 11/01/40	11/20 at 100.00	AA–	4,572,957
10,000	California State, General Obligation Bonds, Various Purpose Series 2011, 5.000%, 10/01/41	10/21 at 100.00	AA–	10,898,600
6,270	California Statewide Communities Development Authority, Revenue Bonds, Cottage Health System Obligated Group, Series 2010, 5.250%, 11/01/30	11/20 at 100.00	A+	6,700,624
10,000	California Statewide Communities Development Authority, Revenue Bonds, Sutter Health, Series 2011A, 6.000%, 8/15/42 (Pre-refunded 8/15/20)	8/20 at 100.00	A+ (5)	10,924,400
3,000	California Statewide Community Development Authority, Health Facility Revenue Bonds, Catholic Healthcare West, Series 2008C, 5.625%, 7/01/35	7/18 at 100.00	A3	3,020,850
	California Statewide Community Development Authority, Revenue Bonds, Daughters of Charity Health System, Series 2005A:
3,895	5.750%, 7/01/30 (6)	7/18 at 100.00	CCC	3,896,246
5,000	5.750%, 7/01/35 (6)	7/18 at 100.00	CCC	5,000,300
6,000	5.500%, 7/01/39 (6)	7/18 at 100.00	CCC	6,000,060
1,550	California Statewide Community Development Authority, Revenue Bonds, St. Joseph Health System, Series 2007A, 5.750%, 7/01/47 (Pre-refunded 7/01/18) – FGIC Insured	7/18 at 100.00	AA– (5)	1,560,432
10,445	Castaic Lake Water Agency, California, Certificates of Participation, Water System Improvement Project, Series 1999, 0.000%, 8/01/29 – AMBAC Insured	No Opt. Call	AA	7,117,119
4,775	Clovis Unified School District, Fresno County, California, General Obligation Bonds, Series 2001, 0.000%, 8/01/25 – NPFG Insured (ETM)	No Opt. Call	AA (5)	3,951,265
5,000	Coast Community College District, Orange County, California, General Obligation Bonds, Series 2006C, 5.000%, 8/01/32 (Pre-refunded 8/01/18) – AGM Insured	8/18 at 100.00	AA+ (5)	5,041,500
3,330	Contra Costa Community College District, Contra Costa County, California, General Obligation Bonds, Election of 2006, Series 2013, 5.000%, 8/01/38	8/23 at 100.00	AA+	3,697,066
7,775	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 – AGM Insured	No Opt. Call	BBB–	4,117,096
	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Refunding Series 2013A:
910	0.000%, 1/15/42 (7)	1/31 at 100.00	BBB–	808,344
3,350	5.750%, 1/15/46	1/24 at 100.00	BBB–	3,810,591
8,350	6.000%, 1/15/49	1/24 at 100.00	BBB–	9,710,632
30,000	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21 (ETM)	No Opt. Call	AA+ (5)	28,421,100
3,120	Fullerton Public Financing Authority, California, Tax Allocation Revenue Bonds, Series 2005, 5.000%, 9/01/27 – AMBAC Insured	9/18 at 100.00	A	3,152,136

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$6,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A, 0.000%, 6/01/26 – AGM Insured	No Opt. Call	A1	$5,154,890
10,000	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Senior Convertible Series 2007A-2, 5.300%, 6/01/37	6/22 at 100.00	B3	10,246,100
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed Bonds, Series 2007A-1:
19,350	5.000%, 6/01/33	6/18 at 100.00	B3	19,519,893
940	5.750%, 6/01/47	6/18 at 100.00	B3	967,006
2,850	5.125%, 6/01/47	6/18 at 100.00	B–	2,849,943
3,850	Grossmont Healthcare District, California, General Obligation Bonds, Series 2011B, 6.125%, 7/15/40 (Pre-refunded 7/15/21)	7/21 at 100.00	Aaa	4,349,152
5,000	Huntington Beach Union High School District, Orange County, California, General Obligation Bonds, Series 2007, 0.000%, 8/01/32 – FGIC Insured	No Opt. Call	AA–	3,041,350
3,040	Kern Community College District, California, General Obligation Bonds, Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%, 11/01/23 – AGM Insured	No Opt. Call	AA	2,649,026
1,500	Lincoln Unified School District, Placer County, California, Community Facilities District 1, Special Tax Bonds, Series 2005, 0.000%, 9/01/26 – AMBAC Insured	No Opt. Call	N/R	1,089,075
295	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Second Series 1993, 4.750%, 10/15/20 (ETM)	No Opt. Call	N/R (5)	295,581
995	Los Angeles Department of Water and Power, California, Electric Plant Revenue Bonds, Series 1994, 5.375%, 2/15/34 (ETM)	No Opt. Call	N/R (5)	997,736
2,495	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2009A, 5.375%, 7/01/34	1/19 at 100.00	Aa2	2,555,878
10,000	Los Angeles Department of Water and Power, California, Waterworks Revenue Bonds, Series 2011A, 5.000%, 7/01/41	1/21 at 100.00	Aa2	10,717,600
2,490	Madera Unified School District, Madera County, California, General Obligation Bonds, Election 2002 Series 2005, 0.000%, 8/01/27 – NPFG Insured	No Opt. Call	Baa2	1,848,103
10,335	Mount San Antonio Community College District, Los Angeles County, California, General Obligation Bonds, Election of 2008, Series 2013A, 0.000%, 8/01/43 (7)	8/35 at 100.00	AA	8,283,916
5,500	M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay Contracts, Series 2009B, 6.500%, 11/01/39	No Opt. Call	BBB+	7,617,995
650	Mt. Diablo Hospital District, California, Insured Hospital Revenue Bonds, Series 1993, 5.125%, 12/01/23 – AMBAC Insured (ETM)	No Opt. Call	N/R (5)	697,762
14,100	New Haven Unified School District, California, General Obligation Bonds, Refunding Series 2009, 0.000%, 8/01/34 – AGC Insured	No Opt. Call	Aa3	7,636,842
3,515	Newport Beach, California, Revenue Bonds, Hoag Memorial Hospital Presbyterian, Series 2011A, 5.875%, 12/01/30 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	3,978,101
2,500	Norwalk La Mirada Unified School District, Los Angeles County, California, General Obligation Bonds, Election of 2002 Series 2005B, 0.000%, 8/01/29 – FGIC Insured	No Opt. Call	Aa3	1,714,825
5,000	Ontario Redevelopment Financing Authority, San Bernardino County, California, Revenue Bonds, Redevelopment Project 1, Refunding Series 1995, 7.400%, 8/01/25 – NPFG Insured	No Opt. Call	Baa2	5,635,650
1,490	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 – NPFG Insured (ETM)	No Opt. Call	Aa1 (5)	1,801,663
1,745	Orange County Water District, California, Revenue Certificates of Participation, Series 2003B, 5.000%, 8/15/34 (Pre-refunded 8/15/32) – NPFG Insured	8/32 at 100.00	AAA	2,203,830
1,000	Pajaro Valley Unified School District, Santa Cruz County, California, General Obligation Bonds, Series 2005B, 0.000%, 8/01/29 – AGM Insured	No Opt. Call	AA	695,100
5,000	Palomar Pomerado Health Care District, California, Certificates of Participation, Series 2010, 6.000%, 11/01/30 (Pre-refunded 11/01/20)	11/20 at 100.00	Ba1 (5)	5,482,250
2,000	Palomar Pomerado Health, California, General Obligation Bonds, Capital Appreciation, Election of 2004, Series 2007A, 0.000%, 8/01/24 – NPFG Insured	No Opt. Call	A	1,650,320

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	California (continued)
$9,320	Palomar Pomerado Health, California, General Obligation Bonds, Series 2009A, 0.000%, 8/01/33 – AGC Insured	No Opt. Call	AA	$5,249,863
4,795	Pomona, California, GNMA/FHLMC Collateralized Single Family Mortgage Revenue Refunding Bonds, Series 1990B, 7.500%, 8/01/23 (ETM)	No Opt. Call	AA+ (5)	5,474,787
1,800	Rialto Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011A, 0.000%, 8/01/28	No Opt. Call	A1	1,314,648
1,000	Rim of the World Unified School District, San Bernardino County, California, General Obligation Bonds, Series 2011C, 5.000%, 8/01/38 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	A2 (5)	1,095,820
760	Riverside County Transportation Commission, California, Toll Revenue Senior Lien Bonds, Series 2013A, 5.750%, 6/01/44	6/23 at 100.00	BBB–	843,038
4,385	San Bernardino, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage Revenue Refunding Bonds, Series 1990A, 7.500%, 5/01/23 (ETM)	No Opt. Call	AA+ (5)	4,953,471
2,250	San Buenaventura, California, Revenue Bonds, Community Memorial Health System, Series 2011, 7.500%, 12/01/41	12/21 at 100.00	BB	2,506,995
1,830	San Diego Public Facilities Financing Authority, California, Water Utility Revenue Bonds, Tender Option Bond Trust 2015-XF0098, 14.934%, 8/01/39, 144A (Pre-refunded 8/01/19) (IF)	8/19 at 100.00	AA– (5)	2,167,800
4,000	San Francisco Airports Commission, California, Revenue Bonds, San Francisco International Airport, Governmental Purpose, Second Series 2013B, 5.000%, 5/01/43	5/23 at 100.00	A+	4,355,120
	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A:
10,595	5.000%, 1/15/44	1/25 at 100.00	BBB	11,477,352
32,725	5.000%, 1/15/50	1/25 at 100.00	BBB	35,328,928
7,210	San Joaquin Hills Transportation Corridor Agency, Orange County, California, Toll Road Revenue Bonds, Refunding Series 1997A, 0.000%, 1/15/23 – NPFG Insured	No Opt. Call	Baa2	6,332,110
2,965	San Juan Unified School District, Sacramento County, California, General Obligation Bonds, Series 2004A, 0.000%, 8/01/28 – NPFG Insured	No Opt. Call	A+	2,154,606
4,455	San Mateo County Community College District, California, General Obligation Bonds, Series 2006A, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	AAA	4,159,678
4,005	San Mateo Union High School District, San Mateo County, California, General Obligation Bonds, Election of 2000, Series 2002B, 0.000%, 9/01/26 – FGIC Insured	No Opt. Call	AA+	3,208,365
15,750	San Ysidro School District, San Diego County, California, General Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/39 – AGM Insured	No Opt. Call	AA	6,553,102
	San Ysidro School District, San Diego County, California, General Obligation Bonds, Refunding Series 2015:
5,000	0.000%, 8/01/46	No Opt. Call	A1	1,229,750
6,570	0.000%, 8/01/47	No Opt. Call	A1	1,520,364
2,135	Tobacco Securitization Authority of Northern California, Tobacco Settlement Asset-Backed Bonds, Series 2005A-1, 4.750%, 6/01/23	6/18 at 100.00	BB+	2,135,448
2,630	Union Elementary School District, Santa Clara County, California, General Obligation Bonds, Series 2001B, 0.000%, 9/01/25 – FGIC Insured	No Opt. Call	Baa2	2,182,584
3,900	West Hills Community College District, California, General Obligation Bonds, School Facilities Improvement District 3, 2008 Election Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/19) – AGM Insured	8/19 at 100.00	A2 (5)	4,450,290
559,865	Total California			515,286,598
	Colorado – 9.9% (6.2% of Total Investments)
1,085	Arkansas River Power Authority, Colorado, Power Revenue Bonds, Series 2006, 5.250%, 10/01/40 – SYNCORA GTY Insured	7/18 at 100.00	BBB	1,085,011
500	Blue Lake Metropolitan District No. 2, Lochbuie, Colorado, Limited Tax General Obligation Bonds, Series 2016A, 5.750%, 12/01/46	12/21 at 103.00	N/R	505,425

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue Bonds, Refunding & Improvement Series 2017:
$1,575	5.000%, 12/01/37, 144A	12/22 at 103.00	N/R	$1,612,847
3,620	5.000%, 12/01/47, 144A	12/22 at 103.00	N/R	3,672,273
1,250	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2013A, 5.375%, 12/01/33	12/23 at 100.00	BBB	1,372,487
115	Central Platte Valley Metropolitan District, Colorado, General Obligation Bonds, Refunding Series 2014, 5.000%, 12/01/43	12/23 at 100.00	BB	121,877
1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Skyview Academy Project, Series 2014, 5.375%, 7/01/44, 144A	7/24 at 100.00	BB	1,738,760
	Colorado Health Facilities Authority, Colorado, Health Facilities Revenue Bonds, The Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2017:
2,005	5.000%, 6/01/34	6/27 at 100.00	BBB	2,188,257
4,615	5.000%, 6/01/35	6/27 at 100.00	BBB	5,025,689
7,205	5.000%, 6/01/36	6/27 at 100.00	BBB	7,834,645
8,715	5.000%, 6/01/37	6/27 at 100.00	BBB	9,462,747
2,190	5.000%, 6/01/42	6/27 at 100.00	BBB	2,367,434
8,835	5.000%, 6/01/47	6/27 at 100.00	BBB	9,515,825
6,350	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2006A, 4.500%, 9/01/38	7/18 at 100.00	BBB+	6,357,239
2,295	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2011A, 5.000%, 2/01/41	2/21 at 100.00	BBB+	2,389,187
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	5,317,900
5,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Children’s Hospital Colorado Project, Series 2013A, 5.000%, 12/01/36	12/23 at 100.00	A+	5,459,150
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Communities Project, Series 2012, 5.125%, 1/01/37	7/18 at 100.00	N/R	750,930
3,050	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37	1/24 at 102.00	N/R	3,196,095
2,375	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Refunding Series 2012, 5.000%, 12/01/42	6/22 at 100.00	BBB	2,474,418
1,000	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Evangelical Lutheran Good Samaritan Society Project, Series 2013, 5.625%, 6/01/43	6/23 at 100.00	BBB	1,113,350
750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier Meadows Project, Refunding & Improvement Series 2017A, 5.250%, 5/15/37	5/27 at 100.00	BB+	817,530
1,500	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview Medical Center, Refunding Series 2015B, 4.000%, 9/01/34	9/25 at 100.00	A3	1,523,775
25,750	Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sisters of Charity of Leavenworth Health Services Corporation, Series 2010A, 5.000%, 1/01/40	1/20 at 100.00	AA–	26,817,595
2,500	Colorado High Performance Transportation Enterprise, C-470 Express Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/51	12/24 at 100.00	BBB	2,701,000
	Colorado International Center Metropolitan District 14, Denver, Colorado, Limited Tax General Obligation Bonds, Refunding & Improvement Series 2018.:
1,895	5.625%, 12/01/32	12/23 at 103.00	N/R	1,946,127
2,660	5.875%, 12/01/46	12/23 at 103.00	N/R	2,766,054
3,225	Colorado School of Mines Board of Trustees, Golden, Colorado, Institutional Enterprise Revenue Bonds, Series 2017B., 5.000%, 12/01/47	12/27 at 100.00	A+	3,624,191
1,500	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2016B, 5.000%, 3/01/41	3/27 at 100.00	A+	1,698,810
4,000	Colorado State Board of Governors, Colorado State University Auxiliary Enterprise System Revenue Bonds, Refunding Series 2017E., 4.000%, 3/01/43	3/28 at 100.00	A+	4,141,400

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
	Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series 2016:
$7,115	5.000%, 8/01/41 – AGM Insured	8/26 at 100.00	A2	$7,921,983
1,000	5.000%, 8/01/46 – AGM Insured	8/26 at 100.00	A2	1,109,620
11,140	Denver City and County, Colorado, Airport System Revenue Bonds, Series 2012B, 5.000%, 11/15/37	11/22 at 100.00	A+	12,221,917
12,900	Denver City and County, Colorado, Airport System Revenue Bonds, Subordinate Lien Series 2013B, 5.000%, 11/15/43	11/23 at 100.00	A	14,048,874
	Denver Convention Center Hotel Authority, Colorado, Revenue Bonds, Convention Center Hotel, Refunding Senior Lien Series 2016:
2,000	5.000%, 12/01/33	12/26 at 100.00	BBB–	2,242,700
3,000	5.000%, 12/01/34	12/26 at 100.00	BBB–	3,352,200
2,400	5.000%, 12/01/36	12/26 at 100.00	BBB–	2,653,536
1,800	5.000%, 12/01/40	12/26 at 100.00	BBB–	1,965,114
13,920	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 1997B, 0.000%, 9/01/21 – NPFG Insured	No Opt. Call	BBB+	12,916,090
	E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series 2000B:
6,200	0.000%, 9/01/22 – NPFG Insured	No Opt. Call	BBB+	5,591,408
45,540	0.000%, 9/01/30 – NPFG Insured	No Opt. Call	BBB+	29,259,905
16,635	0.000%, 9/01/32 – NPFG Insured	No Opt. Call	BBB+	9,836,775
49,250	0.000%, 9/01/33 – NPFG Insured	No Opt. Call	BBB+	27,822,310
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004A:
9,310	0.000%, 9/01/28 – NPFG Insured	No Opt. Call	BBB+	6,558,523
2,900	0.000%, 9/01/34 – NPFG Insured	No Opt. Call	BBB+	1,568,262
18,500	0.000%, 3/01/36 – NPFG Insured	No Opt. Call	BBB+	9,356,560
	E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series 2004B:
3,800	0.000%, 9/01/27 – NPFG Insured	9/20 at 67.94	BBB+	2,432,380
13,300	0.000%, 9/01/31 – NPFG Insured	9/20 at 53.77	BBB+	6,700,141
6,250	0.000%, 9/01/32 – NPFG Insured	9/20 at 50.83	BBB+	2,973,187
10,000	0.000%, 3/01/36 – NPFG Insured	9/20 at 41.72	BBB+	3,888,800
	Fort Lupton, Colorado, Water System Revenue Bonds, Refunding & Improvement Series 2017:
1,140	4.000%, 12/01/42 – AGM Insured	12/27 at 100.00	AA	1,184,152
1,930	5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	AA	2,185,706
1,000	Lorson Ranch Metropolitan District 2, El Paso County, Colorado, Limited Tax General Obligation Bonds, Series 2016, 5.000%, 12/01/36	12/26 at 100.00	BBB+	1,097,880
1,000	Louisville, Boulder County, Colorado, General Obligation Bonds, Limited Tax, Series 2017, 4.000%, 12/01/36	12/26 at 100.00	AA+	1,047,340
1,085	North Range Metropolitan District No. 2, In the City of Commerce City, Adams County, Colorado, Limited Tax General Obligation and Special Revenue and Improvement Bonds, Refunding Series 2017A, 5.750%, 12/01/47	12/22 at 103.00	N/R	1,089,568
1,245	Palisade Metropolitan District 2, Broomfield County, Colorado, General Obligation Limited Tax and Revenue Bonds, Series 2016, 4.375%, 12/01/31	12/21 at 103.00	N/R	1,210,763
17,735	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Bonds, Refunding Series 2015A, 5.000%, 12/01/45	12/25 at 100.00	A	19,442,880
2,640	Park Creek Metropolitan District, Colorado, Senior Limited Property Tax Supported Revenue Refunding Bonds, Series 2011, 6.125%, 12/01/41 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (5)	2,911,814
	Rampart Range Metropolitan District 1, Lone Tree, Colorado, Limited Tax Supported and Special Revenue Bonds, Refunding & Improvement Series 2017:
4,215	5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A2	4,755,026
7,750	5.000%, 12/01/47 – AGM Insured	12/27 at 100.00	A2	8,709,295
630	Regional Transportation District, Colorado, Certificates of Participation, Series 2010A, 5.375%, 6/01/31	6/20 at 100.00	A	668,991
	Regional Transportation District, Colorado, Denver Transit Partners Eagle P3 Project Private Activity Bonds, Series 2010:
15,000	6.500%, 1/15/30	7/20 at 100.00	Baa3	16,358,550
4,150	6.000%, 1/15/41	7/20 at 100.00	Baa3	4,416,928

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Colorado (continued)
$3,250	Thompson Crossing Metropolitan District 2, Johnstown, Larimer County, Colorado, General Obligation Bonds, Limited Tax Convertible to Unlimited Tax, Series 2016B, 5.000%, 12/01/46 – AGM Insured	12/26 at 100.00	AA	$3,530,703
4,000	University of Colorado Hospital Authority, Colorado, Revenue Bonds, Series 2012A, 5.000%, 11/15/42	11/22 at 100.00	AA–	4,361,680
14,500	University of Colorado, Enterprise System Revenue Bonds, Series 2014A, 5.000%, 6/01/46 (Pre-refunded 6/01/24)	6/24 at 100.00	Aa1 (5)	16,647,450
2,500	Vista Ridge Metropolitan District, In the Town of Erie, Weld County, Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%, 12/01/36 – BAM Insured	12/26 at 100.00	Baa1	2,525,300
2,175	Weld County School District RE1, Colorado, General Obligation Bonds, Series 2017, 5.000%, 12/15/30 – AGM Insured	12/26 at 100.00	AA	2,517,476
435,915	Total Colorado			378,679,815
	Connecticut – 0.3% (0.2% of Total Investments)
1,650	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Fairfield University, Series 2016Q-1, 5.000%, 7/01/46	7/26 at 100.00	A–	1,820,660
7,165	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Quinnipiac University, Refunding Series 2015L, 5.000%, 7/01/45	7/25 at 100.00	A–	7,788,427
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart University, Series 2017I-1:
500	5.000%, 7/01/34	7/27 at 100.00	A3	561,260
2,425	5.000%, 7/01/42	7/27 at 100.00	A3	2,679,916
11,740	Total Connecticut			12,850,263
	Delaware – 0.4% (0.2% of Total Investments)
1,000	Delaware Health Facilities Authority, Revenue Bonds, Christiana Care Health Services Inc., Series 2010A, 5.000%, 10/01/40 – NPFG Insured	10/20 at 100.00	Aa2	1,058,670
3,250	Delaware Health Facilities Authority, Revenue Bonds, Nanticoke Memorial Hospital, Series 2013, 5.000%, 7/01/32	7/23 at 100.00	BBB	3,465,670
9,070	Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series 2015, 5.000%, 6/01/55	6/25 at 100.00	A1	9,898,635
13,320	Total Delaware			14,422,975
	District of Columbia – 1.1% (0.7% of Total Investments)
1,250	District of Columbia Student Dormitory Revenue Bonds, Provident Group – Howard Properties LLC Issue, Series 2013, 5.000%, 10/01/45	10/22 at 100.00	BB+	1,235,238
107,000	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46	6/18 at 100.00	N/R	16,680,230
	District of Columbia, Revenue Bonds, Georgetown University, Refunding Series 2017:
3,500	5.000%, 4/01/35	4/27 at 100.00	A	3,979,325
3,500	5.000%, 4/01/36	4/27 at 100.00	A	3,964,835
15,150	District of Columbia, Revenue Bonds, Georgetown University, Series 2007A, 5.000%, 4/01/40 – AMBAC Insured	4/21 at 100.00	A	16,054,303
130,400	Total District of Columbia			41,913,931
	Florida – 7.4% (4.7% of Total Investments)
2,800	Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay Haven Charter Academy, Inc. Project, Series 2016, 5.000%, 9/01/46	9/23 at 100.00	BBB	2,903,124
2,000	Broward County, Florida, Water and Sewer System Revenue Bonds, Series 2009A, 5.250%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	AA+ (5)	2,029,200
11,000	Cape Coral, Florida, Water and Sewer Revenue Bonds, Refunding Series 2011, 5.000%, 10/01/41 (Pre-refunded 10/01/21) – AGM Insured	10/21 at 100.00	A (5)	12,064,470
2,830	City of Miami Beach, Florida, Stormwater Revenue Bonds, Series 2015, 5.000%, 9/01/41	9/25 at 100.00	AA–	3,131,169
3,010	Cocoa, Florida, Water and Sewerage System Revenue Bonds, Refunding Series 2003, 5.500%, 10/01/23 – AMBAC Insured	No Opt. Call	AA	3,334,659

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$3,570	Collier County Educational Facilities Authority, Florida, Revenue Bonds, Hodges University, Refunding Series 2013, 6.125%, 11/01/43	11/23 at 100.00	BBB–	$3,931,819
	Davie, Florida, Educational Facilities Revenue Bonds, Nova Southeastern University Project, Refunding Series 2013A:
8,555	6.000%, 4/01/42	4/23 at 100.00	Baa1	9,520,774
4,280	5.625%, 4/01/43	4/23 at 100.00	Baa1	4,689,211
	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 – NPFG Insured	No Opt. Call	Baa2	802,381
1,590	0.000%, 11/01/26 – NPFG Insured	No Opt. Call	Baa2	1,175,137
2,500	Florida State Board of Education, Public Education Capital Outlay Bonds, Tender Option Bond Trust 2016-XF2347, 13.083%, 6/01/38 – AGC Insured, 144A (IF) (4)	6/18 at 101.00	AA–	2,626,275
1,500	Florida Water Pollution Control Financing Corporation, Revolving Fund Revenue Bonds, Series 2009A, 5.000%, 1/15/29	1/19 at 100.00	AAA	1,532,805
2,070	Halifax Hospital Medical Center, Daytona Beach, Florida, Hospital Revenue Bonds, Series 2006, 5.500%, 6/01/38 (Pre-refunded 6/01/18) – AGM Insured	6/18 at 100.00	AA (5)	2,076,169
	Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa International Airport, Subordinate Lien Series 2015B:
5,730	5.000%, 10/01/40	10/24 at 100.00	A+	6,247,304
12,885	5.000%, 10/01/44	10/24 at 100.00	A+	14,024,936
400	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Refunding Series 2012, 5.000%, 10/01/30	10/22 at 100.00	A+	437,508
1,530	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Refunding Series 2011, 5.000%, 11/15/24	11/21 at 100.00	A2	1,656,500
2,500	Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional Health, Series 2015, 5.000%, 11/15/45	11/24 at 100.00	A2	2,721,925
	Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue Bonds, City Center/Historic Convention Village, Series 2015A:
3,810	5.000%, 2/01/40 – AGM Insured	2/24 at 100.00	A1	4,234,853
19,145	5.000%, 2/01/44 – AGM Insured	2/24 at 100.00	A1	21,236,974
	Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds, Miami Jewish Health System Inc. Project, Series 2017:
205	5.000%, 7/01/32	7/27 at 100.00	BBB	224,375
2,000	5.125%, 7/01/38	7/27 at 100.00	BBB	2,182,320
5,035	5.125%, 7/01/46	7/27 at 100.00	BBB	5,477,828
1,200	Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, Refunding Series 2011A, 6.000%, 2/01/30 (Pre-refunded 2/01/21) – AGM Insured	2/21 at 100.00	A+ (5)	1,325,952
7,390	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45	4/25 at 100.00	A–	8,093,824
12,385	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53	4/28 at 100.00	A–	13,645,793
10,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2010A, 5.000%, 7/01/35	7/20 at 100.00	A	10,577,300
1,210	Miami-Dade County Industrial Development Authority, Florida, Revenue Bonds, Doral Academy, Series 2018., 5.000%, 1/15/37	1/28 at 100.00	BBB–	1,276,538
1,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Refunding Series 2014B, 5.000%, 10/01/37	10/24 at 100.00	A	1,109,110
5,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2009A, 5.500%, 10/01/41	10/19 at 100.00	A	5,230,500
7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010A-1, 5.375%, 10/01/41	10/20 at 100.00	A	8,042,025

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 2010B:
$3,000	5.000%, 10/01/26	10/20 at 100.00	A	$3,196,380
2,500	5.000%, 10/01/27	10/20 at 100.00	A	2,661,825
4,000	5.000%, 10/01/35 – AGM Insured	10/20 at 100.00	A2	4,242,400
1,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series 2016A, 5.000%, 10/01/41	10/26 at 100.00	A	1,682,460
4,000	Miami-Dade County, Florida, General Obligation Bonds, Build Better Communities Program, Series 2009-B1, 5.625%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	AA (5)	4,025,720
4,715	Miami-Dade County, Florida, Public Facilities Revenue Bonds, Jackson Health System, Series 2017, 5.000%, 6/01/38	6/27 at 100.00	Aa3	5,253,217
1,850	Miami-Dade County, Florida, Special Obligation Bonds, Refunding Subordinate Series 2012B, 5.000%, 10/01/37	10/22 at 100.00	A2	2,005,825
	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Refunding Series 2012:
5,500	5.000%, 7/01/31	7/22 at 100.00	A1	6,024,370
3,000	5.000%, 7/01/42	7/22 at 100.00	A1	3,240,420
11,300	Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds, Series 2008, 5.000%, 7/01/35 (Pre-refunded 7/01/18) – AGM Insured	7/18 at 100.00	A1 (5)	11,361,133
5,770	Miami-Dade County, Florida, Water and Sewer System Revenue Bonds, Series 2013A, 5.000%, 10/01/42	10/22 at 100.00	A+	6,273,490
1,665	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2009, 5.125%, 10/01/26	10/19 at 100.00	A	1,735,962
750	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Health, Inc., Series 2012A, 5.000%, 10/01/42	4/22 at 100.00	A	807,863
255	Palm Beach County Health Facilities Authority, Florida, Revenue Bonds, Sinai Residences of Boca Raton Project, Series 2014A, 7.250%, 6/01/34	6/22 at 102.00	N/R	293,587
4,000	Palm Beach County, Florida, Water and Sewer Revenue Bonds, FPL Reclaimed Water Project, Series 2009, 5.250%, 10/01/33	10/19 at 100.00	AAA	4,192,320
435	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35 (Pre-refunded 9/01/18) – AGC Insured	9/18 at 100.00	A1 (5)	440,085
45	Port St. Lucie, Florida, Utility System Revenue Bonds, Refunding Series 2009, 5.250%, 9/01/35 – AGC Insured	9/18 at 100.00	A1	45,500
1,385	Rivercrest Community Development District, Florida, Special Assessment Bonds, Series 2007, 5.000%, 5/01/30 – RAAI Insured	5/18 at 100.00	A3	1,386,385
1,710	Seminole County, Florida, Water and Sewer Revenue Bonds, Refunding & Improvement Series 1992, 6.000%, 10/01/19 – NPFG Insured (ETM)	No Opt. Call	Aa2 (5)	1,768,533
6,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Refunding Series 2015, 4.000%, 5/01/33	5/25 at 100.00	Aa3	6,858,134
	South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds, Baptist Health Systems of South Florida Obligated Group, Series 2017.:
4,595	5.000%, 8/15/42	8/27 at 100.00	A1	5,133,350
12,325	5.000%, 8/15/47	8/27 at 100.00	A1	13,717,232
1,200	Tamarac, Florida, Utility System Revenue Bonds, Series 2009, 5.000%, 10/01/39 (Pre-refunded 10/01/19) – AGC Insured	10/19 at 100.00	AA (5)	1,252,836
5,000	Tampa Bay, Florida, Regional Water Supply Authority Utility System Revenue Bonds, Series 2008, 5.000%, 10/01/34 (Pre-refunded 10/01/18)	10/18 at 100.00	AA+ (5)	5,067,850
	Tampa Sports Authority, Hillsborough County, Florida, Sales Tax Payments Special Purpose Bonds, Stadium Project, Series 1995:
670	5.750%, 10/01/20 – NPFG Insured	No Opt. Call	N/R	704,606
2,785	5.750%, 10/01/25 – NPFG Insured	No Opt. Call	N/R	3,146,131
3,300	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2012A, 5.000%, 11/15/33	5/22 at 100.00	Aa2	3,590,994
4,000	Tampa, Florida, Health System Revenue Bonds, Baycare Health System, Series 2016A, 4.000%, 11/15/46	5/26 at 100.00	Aa2	4,041,080

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Florida (continued)
$9,720	Tampa-Hillsborough County Expressway Authority, Florida, Revenue Bonds, Refunding Series 2012B, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	A2 (5)	$10,788,811
1,500	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Inc. Project, Refunding Series 2011, 5.000%, 10/15/29 (Pre-refunded 10/15/21) – AGM Insured	10/21 at 100.00	A– (5)	1,644,135
2,000	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Embry-Riddle Aeronautical University, Series 2015B, 5.000%, 10/15/45	4/25 at 100.00	A3	2,188,860
7,400	Volusia County Educational Facilities Authority, Florida, Revenue Bonds, Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45	6/25 at 100.00	A–	8,287,482
264,170	Total Florida			284,621,734
	Georgia – 3.5% (2.2% of Total Investments)
6,950	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2010A, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	Aa3	7,268,379
7,230	Atlanta, Georgia, Airport General Revenue Bonds, Refunding Series 2012B, 5.000%, 1/01/42	1/22 at 100.00	AA–	7,832,404
1,990	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 (Pre-refunded 11/01/19) – AGM Insured	11/19 at 100.00	AA (5)	2,093,420
1,060	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2009B, 5.375%, 11/01/39 – AGM Insured	11/19 at 100.00	A+	1,110,583
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Refunding Series 2015:
3,400	5.000%, 11/01/33	5/25 at 100.00	A+	3,870,016
2,040	5.000%, 11/01/35	5/25 at 100.00	A+	2,306,791
5,000	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 1999A, 5.500%, 11/01/22 – FGIC Insured	No Opt. Call	A+	5,522,050
1,535	Cherokee County Water and Sewerage Authority, Georgia, Revenue Bonds, Refunding Series 2007, 4.000%, 8/01/26	8/20 at 100.00	AA	1,587,697
7,350	Cobb County Kennestone Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%, 4/01/42	4/27 at 100.00	A	8,122,559
2,000	DeKalb County Hospital Authority, Georgia, Anticipation Certificates Revenue Bonds, DeKalb Medical Center, Inc. Project, Series 2010, 6.000%, 9/01/30	9/20 at 100.00	BB	2,147,560
5,725	Fayette County Hospital Authority, Georgia, Revenue Anticipation Certificates, Piedmont Healthcare, Inc. Project, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	AA–	6,283,073
	Fulton County Development Authority, Georgia, Hospital Revenue Bonds, Wellstar Health System, Inc. Project, Series 2017A:
10,000	5.000%, 4/01/42	4/27 at 100.00	A	11,051,100
6,370	5.000%, 4/01/47	4/27 at 100.00	A	7,008,975
	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2010B:
2,360	5.250%, 2/15/45	2/20 at 100.00	AA–	2,460,796
7,640	5.250%, 2/15/45 (Pre-refunded 2/15/20)	2/20 at 100.00	N/R (5)	8,069,139
12,590	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2014A, 5.500%, 8/15/54	2/25 at 100.00	AA–	14,392,636
7,500	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates, Northeast Georgia Health Services Inc., Series 2017B, 5.250%, 2/15/45	2/27 at 100.00	AA–	8,588,700
7,905	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Series 2015A, 5.000%, 7/01/60	7/25 at 100.00	A2	8,362,462
11,000	Griffin-Spalding County Hospital Authority, Georgia, Revenue Anticipation Certificates, Wellstar Health System Inc., Series 2017A, 4.000%, 4/01/42	4/27 at 100.00	A	10,816,520
1,350	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2005, 5.250%, 2/01/27 – BHAC Insured	No Opt. Call	AA+	1,613,074

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Georgia (continued)
$2,500	Medical Center Hospital Authority, Georgia, Revenue Anticipation Certificates, Columbus Regional Healthcare System, Inc. Project, Series 2008, 6.500%, 8/01/38 (Pre-refunded 8/01/18) – AGC Insured	8/18 at 100.00	AA (5)	$2,528,600
8,230	Private Colleges and Universities Authority, Georgia, Revenue Bonds, Mercer University, Series 2015, 5.000%, 10/01/40	10/25 at 100.00	Baa2	8,639,689
2,615	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia Medical Center Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	AA–	2,779,065
124,340	Total Georgia			134,455,288
	Guam – 0.1% (0.1% of Total Investments)
4,060	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series 2013, 5.500%, 7/01/43	7/23 at 100.00	BBB–	4,412,367
	Hawaii – 0.1% (0.1% of Total Investments)
275	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Hawaii Pacific University, Series 2013A, 6.875%, 7/01/43	7/23 at 100.00	BB	288,615
4,225	Hawaii Department of Budget and Finance, Special Purpose Revenue Bonds, Queens Health Systems, Series 2015A, 4.000%, 7/01/40	7/25 at 100.00	A1	4,266,828
4,500	Total Hawaii			4,555,443
	Idaho – 0.1% (0.1% of Total Investments)
2,110	Idaho Health Facilities Authority, Revenue Bonds, Saint Luke’s Health System Project, Series 2012A, 5.000%, 3/01/47 – AGM Insured	3/22 at 100.00	A–	2,220,902
2,685	Idaho Housing and Finance Association, GNMA Housing Revenue Refunding Bonds, Wedgewood Terrace Project, Series 2002A-1, 7.250%, 3/20/37	7/18 at 100.00	A1	2,719,287
4,795	Total Idaho			4,940,189
	Illinois – 23.1% (14.5% of Total Investments)
	Board of Regents of Illinois State University, Auxiliary Facilities System Revenue Bonds, Series 2018A.:
1,000	5.000%, 4/01/34 – AGM Insured	4/28 at 100.00	A2	1,086,270
285	5.000%, 4/01/37 – AGM Insured	4/28 at 100.00	A2	307,886
1,370	5.000%, 4/01/38 – AGM Insured	4/28 at 100.00	A2	1,477,682
	Bolingbrook, Illinois, General Obligation Refunding Bonds, Refunding Series 2002B:
4,595	0.000%, 1/01/32 – FGIC Insured	No Opt. Call	A2	2,631,970
4,000	0.000%, 1/01/34 – FGIC Insured	No Opt. Call	A2	2,054,200
11,000	Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax Revenue Bonds, Series 2016, 6.000%, 4/01/46	4/27 at 100.00	A	12,810,380
2,940	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues Series 2011A, 5.000%, 12/01/41	12/21 at 100.00	B3	2,923,771
5,000	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Refunding Series 2017G, 5.000%, 12/01/34	12/27 at 100.00	B	5,022,450
11,450	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016A, 7.000%, 12/01/44	12/25 at 100.00	B	13,151,928
1,785	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2016B, 6.500%, 12/01/46	12/26 at 100.00	B	2,019,067
23,535	Chicago Board of Education, Illinois, General Obligation Bonds, Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A	12/27 at 100.00	B	27,730,584
10,510	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1998B-1, 0.000%, 12/01/19 – FGIC Insured	No Opt. Call	B	10,006,571
	Chicago Board of Education, Illinois, Unlimited Tax General Obligation Bonds, Dedicated Tax Revenues, Series 1999A:
19,600	0.000%, 12/01/20 – FGIC Insured	No Opt. Call	B	17,889,508
1,000	5.500%, 12/01/26 – FGIC Insured	No Opt. Call	B	1,094,170

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$3,500	Chicago Transit Authority, Illinois, Capital Grant Receipts Revenue Bonds, Federal Transit Administration Section 5307 Urbanized Area Formula Funds, Refunding Series 2011, 5.250%, 6/01/26 – AGM Insured	6/21 at 100.00	A2	$3,759,910
5,785	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2011, 5.250%, 12/01/40	12/21 at 100.00	A3	6,172,942
9,285	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Series 2014, 5.250%, 12/01/49	12/24 at 100.00	AA	10,192,330
1,985	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Senior Lien Refunding Series 2013B, 5.000%, 1/01/26	1/23 at 100.00	A	2,181,912
13,100	Chicago, Illinois, General Airport Revenue Bonds, O’Hare International Airport, Third Lien Refunding Series 2010C, 5.250%, 1/01/35 – AGC Insured	1/20 at 100.00	A2	13,700,635
	Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999:
32,170	0.000%, 1/01/21 – FGIC Insured	No Opt. Call	BBB–	29,468,363
32,670	0.000%, 1/01/22 – FGIC Insured	No Opt. Call	BBB–	28,584,290
22,670	0.000%, 1/01/25 – FGIC Insured	No Opt. Call	BBB–	17,051,240
10,565	Chicago, Illinois, General Obligation Bonds, Project & Refunding Series 2017A, 6.000%, 1/01/38	1/27 at 100.00	BBB–	11,698,836
5,540	Chicago, Illinois, Motor Fuel Tax Revenue Bonds, Series 2008A, 5.000%, 1/01/38 – AGC Insured	7/18 at 100.00	BBB–	5,554,349
5,000	Chicago, Illinois, Sales Tax Revenue Bonds, Series 2011A, 5.000%, 1/01/41 (Pre-refunded 1/01/22)	1/22 at 100.00	N/R (5)	5,510,500
5,000	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2013, 5.250%, 12/01/43	12/23 at 100.00	BBB	5,188,050
4,500	Cook County Community College District 508, Illinois, General Obligation Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47 – BAM Insured	12/27 at 100.00	A+	4,855,095
4,865	Cook County Community Consolidated School District 15, Palatine, Illinois, General Obligation Bonds, Series 2001, 0.000%, 12/01/20 – FGIC Insured	No Opt. Call	Aa2	4,551,256
2,575	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured	No Opt. Call	Baa2	2,363,438
3,615	Cook County Community High School District 219, Niles Township, Illinois, General Obligation Capital Appreciation Bonds, Series 2001, 0.000%, 12/01/20 – NPFG Insured (ETM)	No Opt. Call	AA2 (5)	3,418,272
	Cook County, Illinois, General Obligation Bonds, Refunding Series 2010A:
3,500	5.250%, 11/15/22	11/20 at 100.00	A2	3,752,910
12,425	5.250%, 11/15/33	11/20 at 100.00	A2	13,115,084
	DuPage County Forest Preserve District, Illinois, General Obligation Bonds, Series 2000:
8,000	0.000%, 11/01/18	No Opt. Call	AAA	7,925,120
15,285	0.000%, 11/01/19	No Opt. Call	AAA	14,825,227
	Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of Natural History, Series 2002:
5,265	5.500%, 11/01/36	11/23 at 100.00	A	5,702,574
2,750	3.900%, 11/01/36	11/27 at 102.00	A	2,707,210
5,020	Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network, Series 2012, 5.000%, 6/01/42	6/22 at 100.00	Aa2	5,331,340
4,200	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2012, 5.000%, 9/01/38	9/22 at 100.00	BB+	4,372,032
	Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series 2014A:
8,750	5.000%, 9/01/39	9/24 at 100.00	BB+	9,199,663
11,030	5.000%, 9/01/42	9/24 at 100.00	BB+	11,565,396
1,500	Illinois Finance Authority, Revenue Bonds, Central DuPage Health, Series 2009B, 5.500%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa2 (5)	1,578,420
2,000	Illinois Finance Authority, Revenue Bonds, Children’s Memorial Hospital, Series 2008, 5.250%, 8/15/47 – AGC Insured (Pre-refunded 8/15/18) (UB)	8/18 at 100.00	AA (5)	2,020,280
2,910	Illinois Finance Authority, Revenue Bonds, Ingalls Health System, Series 2013, 5.000%, 5/15/43	5/22 at 100.00	Baa2	3,045,024
6,000	Illinois Finance Authority, Revenue Bonds, Memorial Health System, Series 2009, 5.500%, 4/01/34	4/19 at 100.00	A1	6,196,920

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois Finance Authority, Revenue Bonds, Mercy Health Corporation, Series 2016:
$16,165	5.000%, 12/01/40	6/26 at 100.00	A3	$17,561,979
4,000	5.000%, 12/01/46	6/26 at 100.00	A3	4,325,400
1,100	Illinois Finance Authority, Revenue Bonds, Northwestern Memorial Healthcare, Tender Option Bond Trust 2015-XF0076, 12.867%, 8/15/43, 144A (IF)	8/22 at 100.00	Aa2	1,427,426
1,080	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39	5/20 at 100.00	A	1,153,451
3,460	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Refunding Series 2010A, 6.000%, 5/15/39 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	3,730,434
13,540	Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series 2015A, 5.000%, 11/15/45	11/25 at 100.00	A	14,688,192
	Illinois Finance Authority, Revenue Bonds, Presence Health Network, Series 2016C:
3,500	5.000%, 2/15/32	2/27 at 100.00	BBB–	3,924,900
1,000	5.000%, 2/15/41	2/27 at 100.00	BBB–	1,098,280
27,135	4.000%, 2/15/41	2/27 at 100.00	BBB–	26,973,004
	Illinois Finance Authority, Revenue Bonds, Provena Health, Series 2009A:
85	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	91,217
8,400	7.750%, 8/15/34 (Pre-refunded 8/15/19)	8/19 at 100.00	N/R (5)	9,014,376
2,215	Illinois Finance Authority, Revenue Bonds, Rehabilitation Institute of Chicago, Series 2013A, 6.000%, 7/01/43	7/23 at 100.00	A–	2,453,445
	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2008A:
2,250	6.000%, 8/15/23	8/18 at 100.00	BBB+	2,266,628
8,645	5.500%, 8/15/30	8/18 at 100.00	BBB+	8,708,454
4,135	Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and Medical Centers, Refunding Series 2015C, 5.000%, 8/15/44	8/25 at 100.00	Baa1	4,361,763
8,040	Illinois Finance Authority, Revenue Bonds, The Carle Foundation, Series 2011A, 6.000%, 8/15/41 – AGM Insured	8/21 at 100.00	A2	8,889,908
	Illinois Finance Authority, Revenue Bonds, The University of Chicago Medical Center, Series 2011C:
1,000	5.500%, 8/15/41 (Pre-refunded 2/15/21)	2/21 at 100.00	AA– (5)	1,090,090
2,500	5.500%, 8/15/41 (Pre-refunded 2/15/21) (UB) (4)	2/21 at 100.00	AA– (5)	2,725,225
15,510	Illinois Finance Authority, Revenue Bonds, University of Chicago, Series 2012A, 5.000%, 10/01/51	10/21 at 100.00	AA–	16,519,391
	Illinois State, General Obligation Bonds, February Series 2014:
1,600	5.250%, 2/01/32	2/24 at 100.00	BBB–	1,642,128
5,450	5.000%, 2/01/39	2/24 at 100.00	BBB–	5,476,596
1,750	Illinois State, General Obligation Bonds, January Series 2016, 5.000%, 1/01/32	1/26 at 100.00	BBB–	1,792,403
5,420	Illinois State, General Obligation Bonds, May Series 2014, 5.000%, 5/01/39	5/24 at 100.00	BBB–	5,447,859
5,000	Illinois State, General Obligation Bonds, November Series 2016, 5.000%, 11/01/34	11/26 at 100.00	BBB–	5,118,150
3,500	Illinois State, General Obligation Bonds, November Series 2017D, 5.000%, 11/01/25	No Opt. Call	BBB–	3,651,025
	Illinois State, General Obligation Bonds, October Series 2016:
3,510	5.000%, 2/01/28	2/27 at 100.00	BBB–	3,645,802
21,100	5.000%, 2/01/29	2/27 at 100.00	BBB–	21,839,133
10,000	Illinois State, General Obligation Bonds, Refunding Series 2010, 5.000%, 1/01/21 – AGM Insured	1/20 at 100.00	BBB–	10,371,400
2,515	Illinois State, General Obligation Bonds, Refunding Series 2012, 5.000%, 8/01/24	8/22 at 100.00	BBB–	2,604,232
2,000	Illinois State, General Obligation Bonds, Series 2009A, 5.000%, 9/01/34	9/18 at 100.00	BBB–	2,001,040

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
	Illinois State, General Obligation Bonds, Series 2012A:
$2,500	5.000%, 3/01/25	3/22 at 100.00	BBB–	$2,577,975
4,500	5.000%, 3/01/27	3/22 at 100.00	BBB–	4,613,085
2,035	Illinois State, General Obligation Bonds, Series 2013, 5.500%, 7/01/38	7/23 at 100.00	BBB–	2,096,518
5,030	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2013A, 5.000%, 1/01/38	1/23 at 100.00	AA–	5,485,215
	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2014B:
8,000	5.000%, 1/01/38	1/24 at 100.00	AA–	8,748,880
6,500	5.000%, 1/01/39	1/24 at 100.00	AA–	7,101,445
10,040	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015A, 5.000%, 1/01/40	7/25 at 100.00	AA–	11,080,144
8,890	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2015B, 5.000%, 1/01/40	1/26 at 100.00	AA–	9,873,856
10,000	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien Series 2017A, 5.000%, 1/01/42	1/28 at 100.00	AA–	11,211,700
1,115	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender Option Bond Trust 2015-XF0051, 12.874%, 1/01/38, 144A (IF)	1/23 at 100.00	AA–	1,518,898
11,050	Illinois, General Obligation Bonds, Illinois FIRST Program, Series 2001, 6.000%, 11/01/26 – FGIC Insured	No Opt. Call	BBB–	12,439,648
	Lake County Community Unit School District 60, Waukegan, Illinois, General Obligation Refunding Bonds, Series 2001B:
3,230	0.000%, 11/01/19 – AGM Insured	No Opt. Call	A2	3,107,906
1,740	0.000%, 11/01/21 – AGM Insured	No Opt. Call	A2	1,561,441
4,020	Lake, Cook, Kane and McHenry Counties Community Unit School District 220, Barrington, Illinois, General Obligation Bonds, Series 2002, 5.250%, 12/01/20 – AGM Insured (UB)	No Opt. Call	A2	4,329,017
5,000	Macon County School District 61 Decatur, Illinois, General Obligation Bonds, Series 2011A, 5.250%, 1/01/39 – AGM Insured	1/21 at 100.00	A2	5,334,700
17,945	McHenry and Kane Counties Community Consolidated School District 158, Huntley, Illinois, General Obligation Bonds, Series 2003, 0.000%, 1/01/22 – FGIC Insured	No Opt. Call	Baa2	15,986,124
2,910	McHenry County Community High School District 154, Marengo, Illinois, Capital Appreciation School Bonds, Series 2001, 0.000%, 1/01/21 – FGIC Insured	No Opt. Call	Aa2	2,702,255
5,000	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53	12/25 at 100.00	BB+	5,312,600
2,030	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57	12/27 at 100.00	BB+	2,129,470
	Metropolitan Pier and Exposition Authority, Illinois, McCormick Place Expansion Project Refunding Bonds, Series 2010A:
3,790	5.500%, 6/15/50 (Pre-refunded 6/15/20)	6/20 at 100.00	BBB– (5)	4,063,032
11,795	5.500%, 6/15/50	6/20 at 100.00	BB+	12,078,198
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Capital Appreciation Refunding Series 2010B-1:
33,000	0.000%, 6/15/45 – AGM Insured	No Opt. Call	BBB–	9,141,330
5,355	0.000%, 6/15/46 – AGM Insured	No Opt. Call	BBB–	1,407,026
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1996A:
9,400	0.000%, 12/15/18 – NPFG Insured	No Opt. Call	BBB–	9,224,220
16,570	0.000%, 12/15/20 – NPFG Insured	No Opt. Call	BBB–	15,161,550
5,010	0.000%, 12/15/21 – NPFG Insured	No Opt. Call	BBB–	4,404,592
23,920	0.000%, 12/15/22 – NPFG Insured	No Opt. Call	BBB–	20,120,308
13,350	0.000%, 12/15/24 – NPFG Insured	No Opt. Call	BBB–	10,125,708
5,100	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 12/15/23 – FGIC Insured	No Opt. Call	BB+	5,610,663

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Illinois (continued)
$5,180	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 1998A, 5.500%, 12/15/23 – FGIC Insured (ETM)	No Opt. Call	Baa2 (5)	$5,691,732
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Refunding Series 2010B-2:
8,000	5.250%, 6/15/50	6/20 at 100.00	BB+	8,152,000
2,330	5.000%, 6/15/50	6/20 at 100.00	BB+	2,362,597
	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2002A:
1,420	5.700%, 6/15/25 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (5)	1,627,036
5,080	5.700%, 6/15/25	6/24 at 100.00	BB+	5,627,522
8,000	5.750%, 6/15/26 – NPFG Insured	6/22 at 101.00	BB+	8,844,800
1,115	5.750%, 6/15/27	No Opt. Call	BB+	1,228,663
4,610	5.750%, 6/15/27 (Pre-refunded 6/15/22)	6/22 at 101.00	N/R (5)	5,291,174
195	0.000%, 6/15/30 (ETM)	No Opt. Call	N/R (5)	136,740
3,505	0.000%, 6/15/30	No Opt. Call	BB+	2,029,430
28,000	0.000%, 12/15/35 – AGM Insured	No Opt. Call	BBB–	12,695,200
3,280	0.000%, 6/15/37 – NPFG Insured	No Opt. Call	BB+	1,295,042
11,715	0.000%, 12/15/38 – NPFG Insured	No Opt. Call	BB+	4,257,231
5,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion Project, Series 2012, 5.000%, 6/15/52 – NPFG Insured (UB) (4)	6/22 at 100.00	BB+	5,113,550
10,650	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Hospitality Facility, Series 1996, 7.000%, 7/01/26 (ETM)	No Opt. Call	AA+ (5)	12,705,343
	Midlothian, Illinois, General Obligation Bonds, Series 2010A:
2,685	5.000%, 2/01/30 – AGM Insured	2/20 at 100.00	AA	2,709,836
2,080	5.250%, 2/01/34 – AGM Insured	2/20 at 100.00	AA	2,104,378
17,865	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 1999, 5.750%, 6/01/23 – AGM Insured	No Opt. Call	A2	20,176,195
2,300	Regional Transportation Authority, Cook, DuPage, Kane, Lake, McHenry and Will Counties, Illinois, General Obligation Bonds, Series 2000A, 6.500%, 7/01/30 – NPFG Insured	No Opt. Call	A2	2,960,974
4,125	Southwestern Illinois Development Authority, Health Facility Revenue Bonds, Memorial Group, Inc., Series 2013, 7.625%, 11/01/48 (Pre-refunded 11/01/23)	11/23 at 100.00	N/R (5)	5,223,941
	Springfield, Illinois, Electric Revenue Bonds, Senior Lien Series 2015:
2,250	5.000%, 3/01/29	3/25 at 100.00	A3	2,490,818
7,000	5.000%, 3/01/31	3/25 at 100.00	A3	7,699,650
2,685	Sterling, Whiteside County, Illinois, General Obligation Bonds, Recovery Zone Facility Series 2010A, 5.250%, 5/01/31 – AGM Insured	5/20 at 100.00	AA	2,838,206
2,000	University of Illinois, Health Services Facilities System Revenue Bonds, Series 2013, 6.250%, 10/01/38	10/23 at 100.00	Baa1	2,269,040
4,810	Will County Community High School District 210 Lincoln-Way, Illinois, General Obligation Bonds, Series 2006, 0.000%, 1/01/23 – AGM Insured	No Opt. Call	A2	4,048,481
2,550	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured	No Opt. Call	Baa2	2,221,509
780	Will County Community Unit School District 201U, Crete-Monee, Illinois, General Obligation Bonds, Capital Appreciation Series 2004, 0.000%, 11/01/22 – NPFG Insured (ETM)	No Opt. Call	Baa2 (5)	698,779
1,895	Williamson & Johnson Counties Community Unit School District 2, Marion, Illinois, General Obligation Bonds, Series 2011, 7.250%, 12/01/28 (Pre-refunded 12/01/20) – AGM Insured	12/20 at 100.00	A2 (5)	2,138,337
925,065	Total Illinois			883,574,094

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Indiana – 4.2% (2.6% of Total Investments)
$6,000	Indiana Finance Authority, Educational Facilities Revenue Bonds, Valparaiso University Project, Series 2014, 5.000%, 10/01/44	10/24 at 100.00	A3	$6,498,540
7,910	Indiana Finance Authority, Health System Revenue Bonds, Sisters of Saint Francis Health Services, Inc. Obligated Group, Series 2009, 5.250%, 11/01/39 (Pre-refunded 11/01/19)	11/19 at 100.00	Aa3 (5)	8,294,505
	Indiana Finance Authority, Hospital Revenue Bonds, Community Health Network Project, Series 2012A:
5,000	4.000%, 5/01/35	5/23 at 100.00	A	5,079,300
5,420	5.000%, 5/01/42	5/23 at 100.00	A	5,833,546
	Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health Obligation Group, Refunding 2015A:
3,400	5.000%, 12/01/40	6/25 at 100.00	AA	3,766,758
1,875	4.000%, 12/01/40	6/25 at 100.00	AA	1,892,231
8,630	Indiana Finance Authority, Revenue Bonds, Community Foundation of Northwest Indiana Obligated Group, Series 2012, 5.000%, 3/01/41	3/22 at 100.00	A+	9,182,234
6,290	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2009A, 5.250%, 12/01/38 (Pre-refunded 12/01/19)	12/19 at 100.00	AA– (5)	6,616,451
2,500	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Refunding Series 2010B, 5.000%, 12/01/37 (Pre-refunded 12/01/20)	12/20 at 100.00	AA– (5)	2,683,750
10,000	Indiana Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009A, 5.250%, 12/01/38 (Pre-refunded 12/01/19) (UB) (4)	12/19 at 100.00	AA– (5)	10,519,000
11,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, First Lien Green Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A	12,295,250
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2011B, 5.000%, 10/01/41	10/21 at 100.00	A3	5,384,400
5,000	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2012A, 5.000%, 10/01/37	10/22 at 100.00	A2	5,425,500
13,215	Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA Authority Project, Series 2014A, 5.000%, 10/01/44	10/24 at 100.00	A	14,787,189
5,130	Indiana Finance Authority, Water Utility Revenue Bonds, Citizens Energy Group Project, First Lien Series 2016A, 5.000%, 10/01/46	10/26 at 100.00	A	5,670,753
4,320	Indiana Health Facility Financing Authority, Revenue Bonds, Ancilla Systems Inc. Obligated Group, Series 1997, 5.250%, 7/01/22 – NPFG Insured (ETM)	No Opt. Call	N/R (5)	4,326,869
22,380	Indiana Municipal Power Agency Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 1/01/42	7/26 at 100.00	A+	25,133,411
3,000	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series 2011A, 5.000%, 1/01/31 (Pre-refunded 7/01/21)	7/21 at 100.00	A+ (5)	3,263,910
	Indianapolis Local Public Improvement Bond Bank, Indiana, Series 1999E:
9,255	0.000%, 2/01/25 – AMBAC Insured	No Opt. Call	A	7,646,296
9,560	0.000%, 2/01/26 – AMBAC Insured	No Opt. Call	A	7,625,343
585	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	A1 (5)	599,520
2,415	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project Series 2009A, 5.500%, 1/01/38 – AGC Insured	1/19 at 100.00	A	2,469,579
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Waterworks Project, Series 2009, 5.500%, 1/01/38 – AGC Insured (UB)	1/19 at 100.00	A	5,115,165
1,580	Zionsville Community Schools Building Corporation, Indiana, First Mortgage Bonds, Series 2005Z, 0.000%, 1/15/28 – AGM Insured	No Opt. Call	A2	1,177,890
154,465	Total Indiana			161,287,390

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Iowa – 2.5% (1.6% of Total Investments)
$4,000	Ames, Iowa, Hospital Revenue Bonds, Mary Greeley Medical Center, Series 2011, 5.250%, 6/15/36 (Pre-refunded 6/15/20)	6/20 at 100.00	A2 (5)	$4,263,200
	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2013:
7,255	5.500%, 12/01/22	12/18 at 100.00	B–	7,361,794
16,130	5.250%, 12/01/25	12/23 at 100.00	B–	17,187,160
2,310	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2016, 5.875%, 12/01/26, 144A	6/18 at 105.00	B–	2,435,364
2,690	Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds, Iowa Fertilizer Company Project, Series 2018B, 5.250%, 12/01/50 (Mandatory put 12/01/22)	12/22 at 105.00	B	2,834,883
	Iowa Tobacco Settlement Authority, Asset Backed Settlement Revenue Bonds, Series 2005C:
13,950	5.375%, 6/01/38	7/18 at 100.00	B2	13,984,177
12,830	5.500%, 6/01/42	7/18 at 100.00	B2	12,880,807
5,675	5.625%, 6/01/46	7/18 at 100.00	B	5,704,396
16,100	Iowa Tobacco Settlement Authority, Tobacco Asset-Backed Revenue Bonds, Series 2005B, 5.600%, 6/01/34	7/18 at 100.00	B2	16,266,313
	Xenia Rural Water District, Iowa, Water Revenue Bonds, Refunding Capital Loan Note Series 2016:
4,700	5.000%, 12/01/36	12/26 at 100.00	BBB+	5,105,939
5,990	5.000%, 12/01/41	12/26 at 100.00	BBB+	6,452,787
91,630	Total Iowa			94,476,820
	Kansas – 0.3% (0.2% of Total Investments)
2,000	Kansas Development Finance Authority, Health Facilities Revenue Bonds, Stormont-Vail Health Care Inc., Series 2013J, 5.000%, 11/15/38	11/22 at 100.00	A2	2,136,040
3,000	Kansas Development Finance Authority, Hospital Revenue Bonds, Adventist Health System/Sunbelt Obligated Group, Series 2012A, 5.000%, 11/15/28	5/22 at 100.00	AA	3,305,610
3,700	Kansas Municipal Energy Agency, Power Project Revenue Bonds, Dogwood Project, Series 2018A, 5.000%, 4/01/38 – BAM Insured	4/26 at 100.00	AA	4,048,503
2,305	Overland Park Development Corporation, Kansas, First Tier Revenue Bonds, Overland Park Convention Center, Series 2007A, 5.125%, 1/01/22 – AMBAC Insured	7/18 at 100.00	BB+	2,308,550
11,005	Total Kansas			11,798,703
	Kentucky – 1.4% (0.9% of Total Investments)
6,010	Kentucky Economic Development Finance Authority, Health System Revenue Bonds, Norton Healthcare Inc., Series 2000B, 0.000%, 10/01/28 – NPFG Insured	No Opt. Call	Baa2	4,127,908
2,000	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Baptist Healthcare System Obligated Group, Series 2011, 5.000%, 8/15/42	8/21 at 100.00	Baa2	2,099,240
1,300	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Health, Refunding Series 2017A, 5.000%, 6/01/37	6/27 at 100.00	BB+	1,399,151
4,525	Kentucky Economic Development Finance Authority, Hospital Revenue Bonds, Owensboro Medical Health System, Series 2010A, 6.500%, 3/01/45 (Pre-refunded 6/01/20)	6/20 at 100.00	BB+ (5)	4,927,182
1,000	Kentucky Economic Development Finance Authority, Louisville Arena Project Revenue Bonds, Louisville Arena Authority, Inc., Series 2008-A1, 6.000%, 12/01/38 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	A3 (5)	1,003,460
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Convertible Capital Appreciation Series 2013C:
5,000	0.000%, 7/01/43 (7)	7/31 at 100.00	Baa3	4,636,500
8,610	0.000%, 7/01/46 (7)	7/31 at 100.00	Baa3	8,014,360
	Kentucky Public Transportation Infrastructure Authority, First Tier Toll Revenue Bonds, Downtown Crossing Project, Series 2013A:
2,655	5.750%, 7/01/49	7/23 at 100.00	Baa3	2,908,552
430	6.000%, 7/01/53	7/23 at 100.00	Baa3	476,608
4,630	Lexington-Fayette Urban County Government Public Facilities Corporation, Kentucky State Lease Revenue Bonds, Eastern State Hospital Project, Series 2011A, 5.250%, 6/01/31	6/21 at 100.00	A	4,992,297

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Kentucky (continued)
$2,980	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35	6/22 at 100.00	BBB+	$3,133,470
9,635	Louisville/Jefferson County Metro Government, Kentucky, Revenue Bonds, Catholic Health Initiatives, Series 2012A, 5.000%, 12/01/35 (Pre-refunded 6/01/22)	6/22 at 100.00	N/R (5)	10,698,126
2,030	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Refunding Series 2013B, 5.000%, 1/01/23 (Pre-refunded 1/01/20) – AGM Insured	1/20 at 100.00	A2 (5)	2,131,520
2,300	Owensboro, Kentucky, Electric Light and Power System Revenue Bonds, Refunding Series 2013B, 5.000%, 1/01/23 – AGM Insured	1/20 at 100.00	A2	2,408,836
53,105	Total Kentucky			52,957,210
	Louisiana – 2.9% (1.8% of Total Investments)
7,970	Ascension Parish Industrial Development Board, Louisiana, Revenue Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%, 7/01/36	7/23 at 100.00	N/R	8,575,640
4,000	Board of Commissioners of the Port of New Orleans, Louisiana, Port Facility Revenue Bonds, Refunding Series 2018A., 5.000%, 4/01/48 – AGM Insured	4/28 at 100.00	A2	4,438,680
670	Jefferson Parish Hospital District1, Louisiana, Hospital Revenue Bonds, West Jefferson Medical Center, Refunding Series 2011A, 6.000%, 1/01/39 (Pre-refunded 1/01/21) – AGM Insured	1/21 at 100.00	A2 (5)	736,417
1,870	Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax Revenue Bonds, Series 2017B, 5.000%, 12/01/42 – AGM Insured	12/27 at 100.00	A2	2,122,674
5,000	Lafayette Public Trust Financing Authority, Louisiana, Revenue Bonds, Ragin’ Cajun Facilities Inc. Housing & Parking Project, Series 2010, 5.500%, 10/01/41 (Pre-refunded 10/01/20) –	10/20 at 100.00	AA (5)	5,412,750
	AGM Insured
1,695	Louisiana Public Facilities Authority, Lease Revenue Bonds, Provident Group-Flagship	7/26 at 100.00	A3	1,827,888
	Properties LLC – Louisiana State University Nicolson Gateway Project, Series 2016A, 5.000%, 7/01/46
1,980	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016, 5.000%, 5/15/47	5/26 at 100.00	A3	2,163,249
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2016:
20	4.000%, 5/15/35 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	22,110
20	5.000%, 5/15/47 (Pre-refunded 5/15/26)	5/26 at 100.00	N/R (5)	23,556
	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Refunding Series 2017:
20,210	5.000%, 5/15/42	5/27 at 100.00	A3	22,098,422
6,000	5.000%, 5/15/46	5/27 at 100.00	A3	6,541,440
5,750	Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic Foundation Project, Series 2011, 6.750%, 5/15/41 (Pre-refunded 5/15/21)	5/21 at 100.00	A3 (5)	6,503,365
3,500	Louisiana Public Facilities Authority, Revenue Bonds, Tulane University, Refunding Series 2017A, 4.000%, 12/15/50	12/27 at 100.00	A	3,553,025
13,590	Louisiana Stadium and Exposition District, Revenue Refunding Bonds, Senior Lien Series 2013A, 5.000%, 7/01/36	7/23 at 100.00	A2	14,962,726
1,015	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Second Lien Series 2017C., 5.000%, 5/01/45	11/27 at 100.00	Aa3	1,143,235
5,000	Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Second Lien Series 2010B, 5.000%, 5/01/45 (Pre-refunded 5/01/20)	5/20 at 100.00	Aa3 (5)	5,296,300
12,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2015A, 5.000%, 1/01/45	1/25 at 100.00	A–	13,075,920
5,000	New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds, North Terminal Project, Series 2017A, 5.000%, 1/01/48	1/27 at 100.00	A–	5,564,050
6,280	New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding Series 2014, 5.000%, 6/01/44	6/24 at 100.00	A–	6,823,974
1,355	Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series 2015, 5.000%, 12/01/40	12/25 at 100.00	A–	1,495,906
102,925	Total Louisiana			112,381,327

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Maine – 0.4% (0.2% of Total Investments)
$7,000	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2013, 5.000%, 7/01/43	7/23 at 100.00	Ba1	$7,146,300
6,300	Maine Health and Higher Educational Facilities Authority Revenue Bonds, Eastern Maine Medical Center Obligated Group Issue, Series 2016A, 5.000%, 7/01/41	7/26 at 100.00	Ba1	6,478,164
1,050	Maine Health and Higher Educational Facilities Authority, Revenue Bonds, Maine General Medical Center, Series 2011, 6.750%, 7/01/41	7/21 at 100.00	Ba3	1,135,586
14,350	Total Maine			14,760,050
	Maryland – 1.3% (0.8% of Total Investments)
	Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding Series 2017:
3,260	5.000%, 9/01/35	9/27 at 100.00	BBB–	3,624,305
2,650	5.000%, 9/01/42	9/27 at 100.00	BBB–	2,917,412
8,610	Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series 2017A, 5.000%, 7/01/41	1/27 at 100.00	A1	9,670,322
1,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, Mercy Medical Center, Series 2011, 6.250%, 7/01/31	7/21 at 100.00	BBB	1,098,620
3,500	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Series 2013A, 5.000%, 7/01/43	7/22 at 100.00	A–	3,752,105
4,000	Maryland Health and Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System Issue, Taxable Series 2017D., 4.000%, 7/01/48	1/28 at 100.00	A–	3,965,160
17,000	Maryland Stadium Authority, Lease Revenue Bonds, Baltimore City Public Schools Construction & Revitalization Program, Series 2018A, 5.000%, 5/01/47	5/28 at 100.00	AA–	19,227,340
2,000	Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit Group, Series 2015, 5.000%, 12/01/44	6/25 at 100.00	AA–	2,211,740
1,150	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Ingleside King Farm Project, Series 2017A-1, 5.000%, 11/01/37	11/24 at 103.00	N/R	1,246,750
2,100	Rockville Mayor and Council, Maryland, Economic Development Revenue Bonds, Series 2017B, 5.000%, 11/01/42	11/24 at 103.00	N/R	2,266,299
45,270	Total Maryland			49,980,053
	Massachusetts – 2.8% (1.7% of Total Investments)
	Massachusetts Bay Transportation Authority, Assessment Bonds, Series 2008A:
970	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	N/R (5)	975,568
2,385	5.250%, 7/01/34 (Pre-refunded 7/01/18)	7/18 at 100.00	AAA	2,398,881
5,500	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Commonwealth Contract Assistance Secured, Refunding Series 2010B, 5.000%, 1/01/35	1/20 at 100.00	AA	5,740,900
14,375	Massachusetts Department of Transportation, Metropolitan Highway System Revenue Bonds, Refunding Senior Lien Series 2010B, 5.000%, 1/01/37	1/20 at 100.00	A3	14,975,731
1,250	Massachusetts Development Finance Agency, Hospital Revenue Bonds, Cape Cod Healthcare Obligated Group, Series 2013, 5.250%, 11/15/41	11/23 at 100.00	A	1,369,750
1,430	Massachusetts Development Finance Agency, Resource Recovery Revenue Refunding Bonds, Covanta Energy Project, Series 2012B, 4.875%, 11/01/42, 144A	7/18 at 100.00	BB–	1,430,343
930	Massachusetts Development Finance Agency, Revenue Bonds, Boston Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44	7/25 at 100.00	BBB	998,160
12,370	Massachusetts Development Finance Agency, Revenue Bonds, Boston University, Series 2016BB-1, 5.000%, 10/01/46	10/26 at 100.00	A+	13,942,351
1,100	Massachusetts Development Finance Agency, Revenue Bonds, Dana-Farber Cancer Institute Issue, Series 2016N, 5.000%, 12/01/46	12/26 at 100.00	A	1,227,402
	Massachusetts Development Finance Agency, Revenue Bonds, Emerson College, Series 2015:
8,800	5.000%, 1/01/45	1/25 at 100.00	Baa2	9,357,480
2,070	4.500%, 1/01/45	1/25 at 100.00	Baa2	2,116,534
2,700	Massachusetts Development Finance Agency, Revenue Bonds, Olin College, Series 2013E, 5.000%, 11/01/43	11/23 at 100.00	A2	2,958,876

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Massachusetts (continued)
$4,000	Massachusetts Development Finance Agency, Revenue Bonds, Partners HealthCare System Issue, Series 2017S., 4.000%, 7/01/35	1/28 at 100.00	AA–	$4,113,000
	Massachusetts Development Finance Agency, Revenue Bonds, Western New England University, Series 2015:
1,380	5.000%, 9/01/40	9/25 at 100.00	BBB	1,485,943
1,545	5.000%, 9/01/45	9/25 at 100.00	BBB	1,663,996
3,000	Massachusetts Development Finance Authority, Revenue Bonds, WGBH Educational Foundation, Series 2002A, 5.750%, 1/01/42 – AMBAC Insured	No Opt. Call	AA–	3,947,670
4,500	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Series 2010J-1, 5.000%, 7/01/39 (Pre-refunded 7/01/19)	7/19 at 100.00	AA– (5)	4,659,705
3,335	Massachusetts Health and Education Facilities Authority, Revenue Bonds, Partners HealthCare System, Tender Option Trust 2015-XF0047, 10.173%, 7/01/34, 144A (Pre-refunded 7/01/19) (IF)	7/19 at 100.00	AA– (5)	3,690,111
500	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, CareGroup Inc., Series 2008E-1 &2, 5.125%, 7/01/38 (Pre-refunded 7/01/18)	7/18 at 100.00	A– (5)	502,765
1,800	Massachusetts Health and Educational Facilities Authority, Revenue Bonds, Massachusetts Eye and Ear Infirmary, Series 2010C, 5.375%, 7/01/35	7/20 at 100.00	Baa3	1,875,762
900	Massachusetts Port Authority, Special Facilities Revenue Bonds, ConRac Project, Series 2011A, 5.125%, 7/01/41	7/21 at 100.00	A3	965,727
6,840	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Senior Series 2013A, 5.000%, 5/15/43	5/23 at 100.00	Aa2	7,525,300
7,500	Massachusetts School Building Authority, Dedicated Sales Tax Revenue Bonds, Tender Option Bond Trust 2016-XF2223, 7.686%, 8/15/24, 144A (IF)	8/22 at 100.00	Aa2	9,156,525
8,050	Metropolitan Boston Transit Parking Corporation, Massachusetts, Systemwide Senior Lien Parking Revenue Bonds, Series 2011, 5.000%, 7/01/41	7/21 at 100.00	A+	8,605,047
500	Springfield Water and Sewer Commission, Massachusetts, General Revenue Bonds, Refunding Series 2010B, 5.000%, 11/15/30 (Pre-refunded 11/15/20) – AGC Insured	11/20 at 100.00	AA (5)	537,680
97,730	Total Massachusetts			106,221,207
	Michigan – 5.0% (3.1% of Total Investments)
5,335	Detroit Water and Sewerage Department, Michigan, Sewage Disposal System Revenue Bonds, Refunding Senior Lien Series 2012A, 5.250%, 7/01/39	7/22 at 100.00	A–	5,708,503
2,830	Detroit, Michigan, Senior Lien Sewerage Disposal System Revenue Bonds, Series 2001B, 5.500%, 7/01/29 – FGIC Insured	No Opt. Call	BBB+	3,292,252
10,000	Detroit, Michigan, Water Supply System Revenue Bonds, Senior Lien Series 2011A, 5.250%, 7/01/41	7/21 at 100.00	A–	10,742,800
	Grand Rapids and Kent County Joint Building Authority, Michigan, Limited Tax General Obligation Bonds, Devos Place Project, Series 2001:
7,660	0.000%, 12/01/21	No Opt. Call	AAA	6,998,099
7,955	0.000%, 12/01/22	No Opt. Call	AAA	7,044,948
8,260	0.000%, 12/01/23	No Opt. Call	AAA	7,084,437
8,575	0.000%, 12/01/24	No Opt. Call	AAA	7,104,216
10,000	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Refunding Senior Lien Series 2016C, 5.000%, 7/01/35	7/26 at 100.00	A–	11,199,900
27,960	Great Lakes Water Authority, Michigan, Water Supply Revenue Bonds, Senior Lien Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A–	30,851,903
895	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Series 2010, 5.250%, 5/15/36 – AGM Insured	5/20 at 100.00	A2	937,190
1,105	Kalamazoo Hospital Finance Authority, Michigan, Hospital Revenue Refunding Bonds, Bronson Methodist Hospital, Series 2010, 5.250%, 5/15/36 (Pre-refunded 5/15/20) – AGM Insured	5/20 at 100.00	A2 (5)	1,174,924
405	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 – AGM Insured	7/24 at 100.00	A2	445,946
1,300	Michigan Finance Authority, Local Government Loan Program Revenue Bonds, Detroit Water & Sewerage Department Water Supply System Local Project, Series 2014C-1, 5.000%, 7/01/44	7/22 at 100.00	A–	1,406,834

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Michigan (continued)
$12,020	Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2017A., 4.000%, 12/01/36	12/27 at 100.00	AA–	$12,259,679
9,965	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39	12/21 at 100.00	AA–	10,795,184
35	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2011, 5.000%, 12/01/39 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	38,394
3,000	Michigan Finance Authority, Revenue Bonds, Trinity Health Credit Group, Refunding Series 2015, 5.000%, 12/01/31	6/22 at 100.00	AA–	3,306,330
9,000	Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health Senior Credit Group, Refunding and Project Series 2010F-6, 4.000%, 11/15/47	11/26 at 100.00	Aa2	9,058,230
1,315	Michigan Public Power Agency, AFEC Project Revenue Bonds, Series 2012A, 5.000%, 1/01/43	1/22 at 100.00	BBB	1,373,925
	Michigan State Building Authority, Revenue Bonds, Facilities Program, Refunding Series 2015-I:
17,000	5.000%, 4/15/31	10/25 at 100.00	A+	19,303,840
1,615	5.000%, 4/15/38	10/25 at 100.00	A+	1,806,378
11,345	Michigan State Hospital Finance Authority, Hospital Revenue Bonds, Henry Ford Health System, Refunding Series 2009, 5.750%, 11/15/39 (Pre-refunded 11/15/19)	11/19 at 100.00	A3 (5)	11,995,976
2,000	Michigan State Hospital Finance Authority, Revenue Bonds, Trinity Health Care Group, Series 2009C, 5.000%, 12/01/48	6/22 at 100.00	AA–	2,131,120
4,575	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2008A, 6.875%, 6/01/42	6/18 at 100.00	B2	4,596,365
5,780	Oakland University, Michigan, General Revenue Bonds, Series 2012, 5.000%, 3/01/42	3/22 at 100.00	A1	6,218,991
2,500	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital Obligated Group, Refunding Series 2009W, 6.375%, 8/01/29 (Pre-refunded 8/01/19)	8/19 at 100.00	A1 (5)	2,635,250
2,300	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital, Refunding Series 2009V, 8.250%, 9/01/39 (Pre-refunded 9/01/18)	9/18 at 100.00	Aaa	2,348,875
2,200	Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45	12/25 at 100.00	A	2,416,458
5,000	Wayne State University, Michigan, General Revenue Bonds, Series 2018A., 5.000%, 11/15/43	11/28 at 100.00	A+	5,660,800
181,930	Total Michigan			189,937,747
	Minnesota – 1.3% (0.8% of Total Investments)
285	Baytown Township, Minnesota Charter School Lease Revenue Bonds, Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%, 8/01/36	8/26 at 100.00	BB+	270,442
4,005	City of Milaca, Minnesota Refunding Revenue Bonds, Grandview Christian Home Project, Series 2016, 5.000%, 10/01/41	10/24 at 102.00	N/R	4,180,900
	Dakota County Community Development Agency, Minnesota, Senior Housing Revenue Bonds, Walker Highview Hills LLC Project, Refunding Series 2016A:
2,130	3.500%, 8/01/25, 144A	8/22 at 100.00	N/R	1,990,634
1,000	5.000%, 8/01/46, 144A	8/22 at 100.00	N/R	993,930
11,010	Independent School District 621, Mounds View, Minnesota, General Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42	2/27 at 100.00	AA+	11,370,908
	Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota, Airport Revenue Bonds, Senior Lien Series 2016C:
3,500	5.000%, 1/01/41	1/27 at 100.00	AA–	3,990,315
5,000	5.000%, 1/01/46	1/27 at 100.00	AA–	5,680,150
	Rochester, Minnesota, Electric Utility Revenue Bonds, Refunding Series 2017A:
1,000	5.000%, 12/01/42	12/26 at 100.00	Aa3	1,135,710
1,355	5.000%, 12/01/47	12/26 at 100.00	Aa3	1,533,454
4,230	Saint Paul Housing & Redevelopment Authority, Minnesota, Charter School Lease Revenue Bonds, Nova Classical Academy, Series 2016A, 4.125%, 9/01/47	9/24 at 102.00	BBB–	4,079,708
3,000	Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care Facility Revenue Bonds, HealthPartners Obligated Group, Refunding Series 2015A, 5.000%, 7/01/30	7/25 at 100.00	A2	3,375,840

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Minnesota (continued)
$850	Sartell, Minnesota, Health Care Facilities Revenue Bonds, Country Manor Campus LLC Project, Refunding Series 2017, 5.000%, 9/01/42	9/27 at 100.00	N/R	$906,058
580	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/21 (ETM)	No Opt. Call	A+ (5)	634,746
	St. Paul Housing and Redevelopment Authority, Minnesota, Hospital Revenue Bonds, HealthEast Inc., Series 2015A:
550	5.250%, 11/15/35 (Pre-refunded 11/15/20)	11/20 at 100.00	A+ (5)	591,998
3,595	5.000%, 11/15/40 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (5)	4,208,810
5,315	5.000%, 11/15/44 (Pre-refunded 11/15/25)	11/25 at 100.00	A+ (5)	6,222,483
47,405	Total Minnesota			51,166,086
	Mississippi – 0.6% (0.4% of Total Investments)
13,390	Medical Center Educational Building Corporation, Mississippi, Revenue Bonds, University of Mississippi Medical Center New Facilities & Refinancing Project, Series 2017A., 4.000%, 6/01/47	6/27 at 100.00	Aa2	13,460,699
9,705	Mississippi Business Finance Corporation, Pollution Control Revenue Refunding Bonds, System Energy Resources Inc. Project, Series 1998, 5.875%, 4/01/22	10/18 at 100.00	Baa3	9,726,157
23,095	Total Mississippi			23,186,856
	Missouri – 2.9% (1.8% of Total Investments)
2,585	Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Mass Transit Sales Tax Appropriation Bonds, Refunding Combined Lien Series 2013A, 5.000%, 10/01/44	10/22 at 100.00	Aa2	2,840,941
	Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center, Refunding Series 2016:
2,470	4.000%, 8/01/33	8/26 at 100.00	Baa1	2,499,344
4,590	5.000%, 8/01/35	8/26 at 100.00	Baa1	4,866,410
640	4.000%, 8/01/38	8/26 at 100.00	Baa1	636,448
	Hannibal Industrial Development Authority, Missouri, Health Facilities Revenue Bonds, Hannibal Regional Healthcare System, Series 2017:
2,860	5.000%, 10/01/42	10/27 at 100.00	BBB+	3,124,664
1,000	5.000%, 10/01/47	10/27 at 100.00	BBB+	1,087,590
	Kansas City Municipal Assistance Corporation, Missouri, Leasehold Revenue Bonds, Series 2004B-1:
8,150	0.000%, 4/15/27 – AMBAC Insured	No Opt. Call	A1	6,053,168
5,000	0.000%, 4/15/31 – AMBAC Insured	No Opt. Call	A1	3,165,700
	Kansas City, Missouri, Sanitary Sewer System Revenue Bonds, Improvement Series 2018A:
2,475	4.000%, 1/01/38	1/28 at 100.00	AA	2,592,191
4,470	4.000%, 1/01/42	1/28 at 100.00	AA	4,625,780
500	Kansas City, Missouri, Water Revenue Bonds, Series 2017A, 3.250%, 12/01/34	12/26 at 100.00	Aa2	493,670
440	Missouri Development Finance Board, Infrastructure Facilities Revenue Bonds, Branson Landing Project, Series 2005A, 6.000%, 6/01/20	No Opt. Call	A3	454,326
1,350	Missouri Health and Education Facilities Authority, Health Facilities Revenue Bonds, Saint Luke’s Health System, Inc., Series 2016, 5.000%, 11/15/35	5/26 at 100.00	A+	1,489,766
1,400	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Kansas City University of Medicine and Biosciences, Series 2017A, 5.000%, 6/01/42	6/27 at 100.00	A1	1,554,070
11,985	Missouri Health and Educational Facilities Authority, Educational Facilities Revenue Bonds, Saint Louis College of Pharmacy, Series 2013, 5.500%, 5/01/43	5/23 at 100.00	BBB	12,870,572
8,665	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Series 2015A, 4.000%, 1/01/45	1/25 at 100.00	AA	8,770,886
1,500	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, BJC Health System, Variable Rate Demand Obligation Series 2013C, 4.000%, 1/01/50 (Mandatory put 1/01/46)	7/26 at 100.00	AA	1,506,165
17,300	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, CoxHealth, Series 2013A, 5.000%, 11/15/48	11/23 at 100.00	A2	18,425,192
2,220	Missouri Health and Educational Facilities Authority, Health Facilities Revenue Bonds, Mercy Health, Series 2017C., 5.000%, 11/15/42	11/27 at 100.00	AA–	2,482,271

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Missouri (continued)
$9,750	Missouri Health and Educational Facilities Authority, Revenue Bonds, Children’s Mercy Hospital, Series 2017A., 4.000%, 5/15/48	5/25 at 102.00	A+	$9,853,155
	Missouri Health and Educational Facilities Authority, Revenue Bonds, Lutheran Senior Services Projects, Series 2016A:
1,900	5.000%, 2/01/36	2/26 at 100.00	BBB	2,043,735
2,550	5.000%, 2/01/46	2/26 at 100.00	BBB	2,716,541
4,685	Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint Louis University, Series 2017A, 5.000%, 10/01/42	4/27 at 100.00	A1	5,241,859
7,085	Missouri Joint Municipal Electric Utility Commission, Prairie State Power Project Revenue Bonds, Refunding Series 2016A, 5.000%, 12/01/34	6/26 at 100.00	A2	7,991,951
	Saint Charles County Public Water Supply District 2, Missouri, Certificates of Participation, Refunding Series 2016C:
1,675	4.000%, 12/01/31	12/25 at 100.00	AA	1,728,047
2,535	5.000%, 12/01/32	12/25 at 100.00	AA	2,880,115
220	St. Louis County Industrial Development Authority, Missouri, Revenue Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43	9/23 at 100.00	BBB+	249,196
110,000	Total Missouri			112,243,753
	Montana – 0.2% (0.1% of Total Investments)
1,475	Kalispell, Montana, Housing and Healthcare Facilities Revenue Bonds, Immanuel Lutheran Corporation, Series 2017A, 5.250%, 5/15/47	5/25 at 102.00	N/R	1,535,239
2,580	Montana Facility Finance Authority, Hospital Revenue Bonds, Benefits Health System Obligated Group, Refunding Series 2016, 5.000%, 2/15/41	2/27 at 100.00	A	2,835,575
3,310	Montana Facilities Finance Authority, Montana, Health Facilities Reveue Bonds, Bozeman Deaconess Health Services Obligated Group, Series 2018, 5.000%, 6/01/48	6/28 at 100.00	A	3,681,018
7,365	Total Montana			8,051,832
	Nebraska – 1.0% (0.6% of Total Investments)
2,620	Central Plains Energy Project, Nebraska, Gas Project 3 Revenue Bonds, Series 2012, 5.000%, 9/01/42	9/22 at 100.00	BBB+	2,854,542
3,000	Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue Bonds, Children’s Hospital Obligated Group, Series 2017, 5.000%, 11/15/47	5/27 at 100.00	A1	3,316,620
	Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue Bonds, Nebraska Methodist Health System, Refunding Series 2015:
700	5.000%, 11/01/45	11/25 at 100.00	A–	761,019
1,400	5.000%, 11/01/48	11/25 at 100.00	A–	1,516,312
2,280	Lincoln County Hospital Authority 1, Nebraska, Hospital Revenue and Refunding Bonds, Great Plains Regional Medical Center Project, Series 2012, 5.000%, 11/01/42	11/21 at 100.00	A–	2,398,560
4,000	Lincoln, Nebraska, Electric System Revenue Bonds, Refunding Series 2012, 5.000%, 9/01/37	9/22 at 100.00	AA	4,401,000
	Madison County Hospital Authority 1, Nebraska, Hospital Revenue Bonds, Faith Regional Health Services Project, Refunding Series 2017A:
2,150	5.000%, 7/01/29	7/27 at 100.00	BBB	2,384,845
2,000	5.000%, 7/01/30	7/27 at 100.00	BBB	2,210,240
5,110	Municipal Energy Agency of Nebraska, Power Supply System Revenue Bonds, Refunding Series 2016A, 5.000%, 4/01/38	10/26 at 100.00	A	5,668,268
10,000	Omaha Public Power District, Nebraska, Electric System Revenue Bonds, Series 2012A, 5.000%, 2/01/42 (Pre-refunded 2/01/22)	2/22 at 100.00	AA (5)	11,020,500
33,260	Total Nebraska			36,531,906
	Nevada – 5.8% (3.7% of Total Investments)
6,030	Carson City, Nevada, Hospital Revenue Bonds, Carson Tahoe Regional Healthcare Project, Series 2017A, 5.000%, 9/01/47	9/27 at 100.00	BBB+	6,519,817
3,000	Clark County Water Reclamation District, Nevada, General Obligation Water Bonds, Series 2009A, 5.250%, 7/01/38 (Pre-refunded 7/01/19)	7/19 at 100.00	Aa1 (5)	3,116,820

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Nevada (continued)
$3,540	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2010D, 5.000%, 7/01/24	1/20 at 100.00	AA–	$3,703,937
2,600	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2009C, 5.000%, 7/01/26 – AGM Insured	7/19 at 100.00	Aa3	2,692,898
27,000	Clark County, Nevada, Airport Revenue Bonds, Subordinate Lien Series 2010B, 5.750%, 7/01/42	1/20 at 100.00	A+	28,661,850
	Clark County, Nevada, General Obligation Bonds, Limited Tax Bond Bank Additionally Secured by Pledged Revenues, Refunding Series 2009:
3,520	5.000%, 6/01/27	6/19 at 100.00	AA+	3,636,864
3,695	5.000%, 6/01/28	6/19 at 100.00	AA+	3,817,674
3,880	5.000%, 6/01/29	6/19 at 100.00	AA+	4,005,440
16,600	Clark County, Nevada, General Obligation Bonds, Stadium Improvement, Limited Tax Additionally Secured by Pledged Revenues, Series 2018A, 5.000%, 5/01/48 (WI/DD, Settling 5/01/18)	6/28 at 100.00	AA+	18,880,674
	Clark County, Nevada, General Obligation Bonds, Transportation, Refunding Series 2010B:
4,915	5.000%, 7/01/25	1/20 at 100.00	AA+	5,156,621
4,160	5.000%, 7/01/26	1/20 at 100.00	AA+	4,363,840
	Clark County, Nevada, Passenger Facility Charge Revenue Bonds, Las Vegas-McCarran International Airport, Series 2010A:
12,265	5.250%, 7/01/39 – AGM Insured	1/20 at 100.00	Aa3	12,889,043
35,860	5.250%, 7/01/42	1/20 at 100.00	A+	37,666,268
365	Director of the State of Nevada Department of Business and Industry, Charter School Lease Revenue Bonds, Somerset Academy, Series 2018A, 5.000%, 12/15/38	12/25 at 100.00	BB	372,629
	Henderson, Nevada, Limited Obligation Bonds, Local Improvement District T-18 Inspirada, Refunding Series 2016:
2,300	4.000%, 9/01/26	No Opt. Call	N/R	2,379,028
1,525	4.000%, 9/01/27	9/26 at 100.00	N/R	1,557,483
2,660	4.000%, 9/01/29	9/26 at 100.00	N/R	2,676,758
2,920	4.000%, 9/01/30	9/26 at 100.00	N/R	2,919,883
10,000	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2011C, 5.000%, 6/01/38	6/21 at 100.00	AA+	10,718,200
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Refunding Series 2015:
5,000	5.000%, 6/01/32	12/24 at 100.00	AA+	5,637,550
10,000	5.000%, 6/01/33	12/24 at 100.00	AA+	11,243,200
7,170	5.000%, 6/01/39	12/24 at 100.00	AA+	7,993,188
11,915	5.000%, 6/01/39 (UB)	12/24 at 100.00	N/R	13,282,961
	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Tender Option Bond Trust 2015-XF0233:
1,000	13.024%, 6/01/39, 144A (IF)	12/24 at 100.00	AA+	1,459,250
1,250	12.923%, 6/01/39, 144A (IF)	12/24 at 100.00	AA+	1,824,062
1,250	12.923%, 6/01/39, 144A (IF)	12/24 at 100.00	AA+	1,824,063
2,500	12.923%, 6/01/39, 144A (IF)	12/24 at 100.00	AA+	3,648,125
3,995	12.817%, 6/01/39, 144A (IF)	No Opt. Call	AA+	5,828,585
4,100	Las Vegas Valley Water District, Nevada, General Obligation Bonds, Water Series 2012B, 5.000%, 6/01/42	6/22 at 100.00	AA+	4,445,425
3,760	Reno, Nevada, Capital Improvement Revenue Bonds, Series 2005B, 0.000%, 6/01/37 – FGIC Insured	6/24 at 49.90	Baa2	1,427,935
8,540	Washoe County, Nevada, General Obligation Bonds, Reno-Sparks Convention & Visitors Authority, Refunding Series 2011, 5.000%, 7/01/32	7/21 at 100.00	AA	9,247,624
207,315	Total Nevada			223,597,695
	New Hampshire – 0.3% (0.2% of Total Investments)
8,000	New Hampshire Business Finance Authority, Revenue Bonds, Elliot Hospital Obligated Group Issue, Series 2009A, 6.125%, 10/01/39 (Pre-refunded 10/01/19)	10/19 at 100.00	BBB (5)	8,465,680
1,500	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Concord Hospital, Series 2017., 5.000%, 10/01/47	10/27 at 100.00	A2	1,647,525

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Hampshire (continued)
	New Hampshire Health and Education Facilities Authority, Revenue Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A.:
$1,115	5.000%, 8/01/36	2/28 at 100.00	A	$1,250,105
1,435	5.000%, 8/01/37	2/28 at 100.00	A	1,610,142
12,050	Total New Hampshire			12,973,452
	New Jersey – 6.4% (4.0% of Total Investments)
20,890	New Jersey Economic Development Authority, School Facilities Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/30	12/26 at 100.00	BBB+	23,725,191
	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2014UU:
5,515	5.000%, 6/15/30	6/24 at 100.00	BBB+	5,857,647
5,000	5.000%, 6/15/40	6/24 at 100.00	BBB+	5,230,150
1,005	New Jersey Economic Development Authority, School Facilities Construction Bonds, Series 2017DDD, 5.000%, 6/15/42	6/27 at 100.00	BBB+	1,067,692
6,975	New Jersey Economic Development Authority, School Facilities Construction Financing Program Bonds, Refunding Series 2011GG, 5.000%, 9/01/24	3/21 at 100.00	BBB+	7,327,307
10,600	New Jersey Economic Development Authority, Sublease Revenue Bonds, New Jersey Transit Corporation Projects, Refunding Series 2017B, 5.000%, 11/01/25	No Opt. Call	BBB+	11,545,732
6,030	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Refunding Series 2017., 5.000%, 6/01/37 – AGM Insured	6/27 at 100.00	A2	6,688,657
2,020	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters University Hospital, Series 2007, 5.750%, 7/01/37	7/18 at 100.00	BB+	2,030,060
2,500	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hackensack Meridian Health Obligated Group, Refunding Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	AA–	2,852,725
720	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson University Hospital, Series 2013A, 5.500%, 7/01/43	7/23 at 100.00	A+	808,783
10,970	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Barnabas Health Obligated Group, Refunding Series 2016A, 5.000%, 7/01/43	7/26 at 100.00	A+	12,071,937
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, University Hospital Issue, Refunding Series 2015A, 5.000%, 7/01/46 – AGM Insured	7/25 at 100.00	BBB	760,059
	New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Revenue Notes, Series 2016A-1:
3,050	5.000%, 6/15/28	6/26 at 100.00	Baa1	3,370,799
7,795	5.000%, 6/15/29	6/26 at 100.00	Baa1	8,557,117
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital Appreciation Series 2010A:
5,000	0.000%, 12/15/26	No Opt. Call	BBB+	3,462,150
16,495	0.000%, 12/15/33	No Opt. Call	BBB+	7,935,415
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series 2006C:
1,815	0.000%, 12/15/26 – AMBAC Insured	No Opt. Call	AA+	1,394,628
10,000	0.000%, 12/15/30 – FGIC Insured	No Opt. Call	BBB+	5,759,700
38,000	0.000%, 12/15/33 – AGM Insured	No Opt. Call	A–	19,853,100
45,000	0.000%, 12/15/35 – AMBAC Insured	No Opt. Call	BBB+	19,611,000
10,000	0.000%, 12/15/36 – AMBAC Insured	No Opt. Call	BBB+	4,134,700
4,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2001C, 5.500%, 12/15/18 – AGM Insured	No Opt. Call	A–	4,598,055
10,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A, 5.000%, 12/15/34 – AMBAC Insured	7/18 at 100.00	A2	10,522,050
5,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D, 5.000%, 12/15/23	No Opt. Call	BBB+	5,432,550
2,310	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2011B, 5.500%, 6/15/31	6/21 at 100.00	BBB+	2,448,115

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New Jersey (continued)
$1,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2012A, 5.000%, 6/15/42	6/22 at 100.00	BBB+	$1,036,820
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2013AA:
5,500	5.000%, 6/15/29	6/23 at 100.00	BBB+	5,814,710
7,500	5.500%, 6/15/39	6/23 at 100.00	BBB+	8,019,375
14,000	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2005D-1, 5.250%, 1/01/26 – AGM Insured	No Opt. Call	A2	16,507,260
1,250	New Jersey Turnpike Authority, Revenue Bonds, Refunding Series 2017B, 4.000%, 1/01/35	1/28 at 100.00	A2	1,308,138
	New Jersey Turnpike Authority, Revenue Bonds, Series 2009H:
1,750	5.000%, 1/01/36 (Pre-refunded 1/01/19)	1/19 at 100.00	N/R (5)	1,786,523
3,250	5.000%, 1/01/36 (Pre-refunded 1/01/19)	1/19 at 100.00	A (5)	3,317,828
1,315	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 2016-XF1057, 11.994%, 1/01/43, 144A (IF) (4)	7/22 at 100.00	A2	1,848,758
	New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2017G.:
1,500	4.000%, 1/01/33	1/28 at 100.00	A2	1,586,220
635	4.000%, 1/01/43	1/28 at 100.00	A2	652,939
3,000	Rahway Valley Sewerage Authority, New Jersey, Sewer Revenue Bonds, Series 2005A, 0.000%, 9/01/25 – NPFG Insured	No Opt. Call	Aa2	2,383,980
	Rutgers State University, New Jersey, Revenue Bonds, Refunding Series 2013L:
2,000	5.000%, 5/01/38	5/23 at 100.00	A+	2,206,800
910	5.000%, 5/01/43	5/23 at 100.00	A+	1,003,202
15,235	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018A, 5.000%, 6/01/46	6/28 at 100.00	BBB+	16,488,231
2,615	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46	6/28 at 100.00	BBB	2,750,248
293,845	Total New Jersey			243,756,351
	New Mexico – 0.1% (0.0% of Total Investments)
2,725	Rio Rancho, New Mexico, Water and Wastewater System Revenue Bonds, Refunding Series 2009, 5.000%, 5/15/21 – AGM Insured	5/19 at 100.00	A2	2,812,391
	New York – 6.2% (3.9% of Total Investments)
7,000	Brooklyn Arena Local Development Corporation, New York, Payment in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009, 0.000%, 7/15/45	No Opt. Call	BBB–	2,229,780
3,000	Dormitory Authority of the State of New York, Revenue Bonds, Columbia University, Series 2011A, 5.000%, 10/01/41	4/21 at 100.00	AAA	3,234,900
7,435	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2010, 5.500%, 7/01/43 (Pre-refunded 7/01/20) – AGM Insured	7/20 at 100.00	A2 (5)	7,991,361
12,830	Dormitory Authority of the State of New York, Revenue Bonds, New School University, Series 2015A, 5.000%, 7/01/50	7/25 at 100.00	A–	14,014,081
3,200	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2012A, 5.000%, 7/01/42	7/22 at 100.00	AA–	3,509,088
4,000	Dormitory Authority of the State of New York, Revenue Bonds, New York University, Series 2013A, 5.000%, 7/01/43	7/23 at 100.00	AA–	4,414,160
1,000	Dormitory Authority of the State of New York, Revenue Bonds, Orange Regional Medical Center Obligated Group, Series 2017, 5.000%, 12/01/33, 144A	6/27 at 100.00	BBB–	1,086,590
14,075	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, General Purpose Series 2015B Group C, 5.000%, 2/15/36	2/25 at 100.00	Aa1	15,726,983
9,670	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A., 5.250%, 2/15/47	2/21 at 100.00	AA–	10,278,920
445	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A., 5.250%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (5)	484,116

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
$1,295	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47	2/21 at 100.00	AA–	$1,400,983
2,105	Hudson Yards Infrastructure Corporation, New York, Revenue Bonds, Senior Fiscal 2012 Series 2011A, 5.750%, 2/15/47 (Pre-refunded 2/15/21)	2/21 at 100.00	Aa3 (5)	2,318,405
	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2014A:
1,045	4.000%, 9/01/39 – AGM Insured	9/24 at 100.00	A–	1,073,800
780	5.000%, 9/01/44	9/24 at 100.00	A–	857,033
5,000	Long Island Power Authority, New York, Electric System General Revenue Bonds, Series 2017., 5.000%, 9/01/47	9/27 at 100.00	A–	5,617,800
7,240	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2011A, 5.000%, 5/01/38 (Pre-refunded 5/01/21)	5/21 at 100.00	A– (5)	7,857,789
15,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Series 2012A, 5.000%, 9/01/42	9/22 at 100.00	A–	16,438,917
3,500	Monroe County Industrial Development Corporation, New York, FHA Insured Mortgage Revenue Bonds, Unity Hospital of Rochester Project, Series 2010, 5.750%, 8/15/30	2/21 at 100.00	AA	3,852,835
1,000	Monroe County Industrial Development Corporation, New York, Revenue Bonds, University of Rochester Project, Series 2013A, 5.000%, 7/01/43 (Pre-refunded 7/01/23)	7/23 at 100.00	AA– (5)	1,136,470
2,100	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Fiscal 2011 Series EE, 5.375%, 6/15/43	12/20 at 100.00	AA+	2,273,229
4,400	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2009EE-2, 5.250%, 6/15/40	6/19 at 100.00	AA+	4,555,408
7,225	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2014 Series BB, 5.000%, 6/15/46	6/23 at 100.00	AA+	7,945,405
5,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Second General Resolution Revenue Bonds, Fiscal 2017 Series EE, 5.000%, 6/15/37	6/27 at 100.00	AA+	5,740,900
3,500	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Fiscal 2018, Series 2017S-1, 4.000%, 7/15/36	7/27 at 100.00	AA	3,622,570
5,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Subordinate Fiscal 2013 Series I, 5.000%, 5/01/38	5/23 at 100.00	Aa1	5,524,400
2,060	New York City, New York, General Obligation Bonds, Fiscal 2017 Series B-1, 5.000%, 12/01/41	7/18 at 100.00	AA	2,326,358
10	New York City, New York, General Obligation Bonds, Fiscal Series 1996J, 5.500%, 2/15/26	7/18 at 100.00	AA–	10,031
5	New York City, New York, General Obligation Bonds, Fiscal Series 1997H, 6.125%, 8/01/25	7/18 at 100.00	AA	5,018
80	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.750%, 8/01/18	7/18 at 100.00	AA	80,282
23,920	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%, 11/15/44, 144A	11/24 at 100.00	N/R	25,171,016
6,385	New York Liberty Development Corporation, New York, Liberty Revenue Bonds, 4 World Trade Center Project, Series 2011, 5.750%, 11/15/51	11/21 at 100.00	A	7,083,072
10,000	New York Liberty Development Corporation, Revenue Bonds, Goldman Sachs Headquarters Issue, Series 2005, 5.250%, 10/01/35	No Opt. Call	BBB+	12,237,700
4,045	New York State Environmental Facilities Corporation, State Clean Water and Drinking Water Revolving Funds Revenue Bonds, New York City Municipal Water Finance Authority Projects, Tender Option Bond Trust 2016-XL0002, 10.350%, 6/15/26, 144A (IF) (4)	6/22 at 100.00	AAA	5,356,753
10	New York State Housing Finance Agency, Mortgage Revenue Refunding Bonds, Housing Project, Series 1996A, 6.125%, 11/01/20 – AGM Insured	5/18 at 100.00	A2	10,027
8,000	New York State Thruway Authority, General Revenue Junior Indebtedness Obligations, Series 2016, 5.000%, 1/01/51 (UB) (4)	1/26 at 100.00	A–	8,851,200
2,105	Onondaga Civic Development Corporation, New York, Revenue Bonds, Saint Joseph’s Hospital Health Center Project, Series 2012, 5.000%, 7/01/42 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	2,343,560
3,925	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy Ninth Series 2013, 5.000%, 12/01/38	12/23 at 100.00	AA–	4,374,609

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York (continued)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air Terminal LLC Project, Eighth Series 2010:
$8,550	5.500%, 12/01/31	12/20 at 100.00	BBB	$9,251,613
3,710	6.000%, 12/01/42	12/20 at 100.00	BBB	4,059,742
9,950	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Bonds, Tender Option Bond Trust 2016-XL0003, 5.705%, 11/15/21, 144A (IF) (4)	No Opt. Call	AA–	11,309,170
5,000	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Series 2015A, 5.000%, 11/15/50	5/25 at 100.00	AA–	5,503,400
	Triborough Bridge and Tunnel Authority, New York, General Purpose Revenue Bonds, Refunding Subordinate Lien Series 2013A:
10,725	0.000%, 11/15/31	No Opt. Call	A+	6,696,475
1,105	0.000%, 11/15/32	No Opt. Call	A+	659,718
226,530	Total New York			238,515,667
	North Carolina – 1.0% (0.6% of Total Investments)
3,555	Charlotte, North Carolina, Water and Sewer System Refunding Bonds, Tender Option Bond Trust 2016-XL0012, 10.357%, 7/01/38, 144A (IF) (4)	7/20 at 100.00	AAA	4,217,083
1,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Health Care Revenue Bonds, DBA Carolinas HealthCare System, Series 2011A, 5.250%, 1/15/42	1/21 at 100.00	AA–	1,075,200
9,485	North Carolina Capital Facilities Finance Agency, Revenue Bonds, Duke University Project, Series 2015, 5.000%, 10/01/55 (UB) (4)	10/25 at 100.00	AA+	10,583,742
3,560	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2009A, 5.000%, 6/01/42 (Pre-refunded 6/01/19)	6/19 at 100.00	Aa2 (5)	3,681,716
5,000	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Duke University Health System, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	AA	5,427,300
1,455	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, Vidant Health, Refunding Series 2012A, 5.000%, 6/01/36	6/22 at 100.00	A+	1,569,436
	North Carolina Medical Care Commission, Health Care Facilities Revenue Bonds, WakeMed, Refunding Series 2012A:
3,300	5.000%, 10/01/31	10/22 at 100.00	A2	3,619,506
1,500	5.000%, 10/01/38	10/22 at 100.00	A2	1,632,840
2,720	North Carolina Medical Care Commission, Retirement Facilities First Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016, 5.000%, 10/01/37	10/24 at 102.00	N/R	2,906,592
1,900	North Carolina Turnpike Authority, Triangle Expressway System Revenue Bonds, Series 2009A, 5.750%, 1/01/39 (Pre-refunded 1/01/19) – AGC Insured	1/19 at 100.00	BBB– (5)	1,949,647
33,475	Total North Carolina			36,663,062
	North Dakota – 0.9% (0.6% of Total Investments)
5,080	Burleigh County, North Dakota, Health Care Revenue Bonds, Saint Alexius Medical Center Project, Refunding Series 2012A, 4.500%, 7/01/32 (Pre-refunded 7/01/22)	7/22 at 100.00	N/R (5)	5,516,982
	Fargo, North Dakota, Health System Revenue Bonds, Sanford Health, Refunding Series 2011:
1,500	6.000%, 11/01/28	11/21 at 100.00	A+	1,696,800
3,910	6.250%, 11/01/31	11/21 at 100.00	A+	4,440,235
1,015	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2012, 5.000%, 12/01/35	12/21 at 100.00	Baa1	1,068,237
4,635	Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru Health System Obligated Group, Series 2017A, 5.000%, 12/01/42	12/27 at 100.00	Baa1	5,062,440
900	Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%, 12/01/36	12/26 at 100.00	N/R	897,804
500	Grand Forks, North Dakota, Senior Housing and Nursing Facilities Revenue Bonds, Valley Homes Obligated Group, Series 2016A, 5.125%, 12/01/24	No Opt. Call	N/R	528,395
12,565	Ward County Health Care, North Dakota, Revenue Bonds, Trinity Obligated Group, Series 2017C., 5.000%, 6/01/43	6/28 at 100.00	BBB–	13,479,983

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	North Dakota (continued)
$1,420	Williston, North Dakota, Multifamily Housing Revenue Bonds, Eagle Crest Apartments LLC Project, Series 2013, 7.750%, 9/01/38 (8)	9/23 at 100.00	N/R	$568,000
31,525	Total North Dakota			33,258,876
	Ohio – 9.6% (6.0% of Total Investments)
	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Facilities Revenue Bonds, Summa Health System, Refunding & Improvement Series 2016:
3,020	5.250%, 11/15/41	11/26 at 100.00	Baa2	3,299,803
8,255	5.250%, 11/15/46	11/26 at 100.00	Baa2	8,957,583
320	Akron, Bath and Copley Joint Township Hospital District, Ohio, Hospital Revenue Bonds, Children’s Hospital Medical Center, Improvement & Refunding Series 2012, 5.000%, 11/15/42	5/22 at 100.00	A1	336,317
	Allen County, Ohio, Hospital Facilities Revenue Bonds, Catholic Health Partners, Refunding and Improvement Series 2012A:
650	5.000%, 5/01/33	5/22 at 100.00	A2	700,915
860	4.000%, 5/01/33	5/22 at 100.00	A2	863,466
800	5.000%, 5/01/42	5/22 at 100.00	A2	854,872
10,990	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Refunding & Improvement Series 2015A, 5.000%, 11/01/43	11/24 at 100.00	A2	11,834,691
6,000	Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health, Series 2017A, 4.000%, 8/01/36	2/28 at 100.00	A2	6,028,620
2,750	Bowling Green State University, Ohio, General Receipts Bonds, Series 2017B, 5.000%, 6/01/42	6/27 at 100.00	A+	3,052,638
	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-2:
4,570	5.375%, 6/01/24	6/18 at 100.00	Caa1	4,547,561
12,610	5.125%, 6/01/24	6/18 at 100.00	Caa1	12,418,832
9,665	5.875%, 6/01/30	6/18 at 100.00	Caa1	9,661,231
37,175	5.750%, 6/01/34	6/18 at 100.00	Caa1	36,957,154
14,555	6.000%, 6/01/42	6/18 at 100.00	B–	14,554,127
1,500	6.500%, 6/01/47	6/18 at 100.00	B–	1,521,000
33,485	5.875%, 6/01/47	6/18 at 100.00	B–	33,485,000
14,570	Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco Settlement Asset-Backed Revenue Bonds, Senior Lien, Series 2007A-3, 6.250%, 6/01/37	6/22 at 100.00	Caa1	14,895,494
6,000	Butler County, Ohio, Hospital Facilities Revenue Bonds, UC Health, Series 2010, 5.250%, 11/01/29 (Pre-refunded 11/01/20)	11/20 at 100.00	A (5)	6,466,620
7,060	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014., 5.000%, 12/01/51	6/23 at 100.00	Aa3	7,623,812
10,480	Cleveland Heights-University Heights City School District, Ohio, General Obligation Bonds, School Improvement Series 2014., 5.000%, 12/01/51 (Pre-refunded 6/01/23)	6/23 at 100.00	N/R (5)	11,807,816
5,165	Cuyahoga Community College District, Ohio, General Obligation Bonds, Facilities Construction & Improvement Series 2018., 4.000%, 12/01/38	6/26 at 100.00	AA	5,371,135
5,975	Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical Center Project, Series 2013, 5.000%, 6/15/43	6/23 at 100.00	Baa2	6,226,368
1,465	Franklin County, Ohio, Hospital Revenue Bonds, Nationwide Children’s Hospital Project, Improvement Series 2012A, 5.000%, 11/01/42	5/22 at 100.00	Aa2	1,566,041
6,345	Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth Corporation, Series 2011A, 5.000%, 11/15/41	11/21 at 100.00	Aa2	6,794,099
5,170	Franklin County, Ohio, Revenue Bonds, Trinity Health Credit Group, Series 2017A., 5.000%, 12/01/47	12/27 at 100.00	AA–	5,818,887
10,000	Greene County, Ohio, Hospital Facilities Revenue Bonds, Kettering Health Network Series 2009, 5.500%, 4/01/39	4/19 at 100.00	A2	10,315,200
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities Project, Series 2017A:
1,500	5.000%, 1/01/47	1/27 at 100.00	BBB–	1,596,405
1,120	5.000%, 1/01/52	1/27 at 100.00	BBB–	1,187,794

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Ohio (continued)
	Hamilton County, Ohio, Healthcare Revenue Bonds, Life Enriching Communities, Refunding & Improvement Series 2016:
$3,425	5.000%, 1/01/46	1/26 at 100.00	BBB–	$3,637,350
6,000	5.000%, 1/01/51	1/26 at 100.00	BBB–	6,351,720
	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Series 2013A:
6,920	5.000%, 1/01/38	1/23 at 100.00	Aa3	7,555,740
14,850	5.000%, 1/01/38 (UB) (4)	1/23 at 100.00	AA	16,214,270
	JobsOhio Beverage System, Ohio, Statewide Senior Lien Liquor Profits Revenue Bonds, Tender Option Bond Trust 2016-XG0052:
875	13.062%, 1/01/38, 144A (IF) (4)	1/23 at 100.00	AA	1,196,528
1,050	13.062%, 1/01/38, 144A (IF) (4)	1/23 at 100.00	AA	1,435,833
2,305	Lucas County, Ohio, Hospital Revenue Bonds, ProMedica Healthcare Obligated Group, Series 2011A, 6.000%, 11/15/41 (Pre-refunded 11/15/21)	11/21 at 100.00	A+ (5)	2,604,765
6,000	Middletown City School District, Butler County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/31 – AGM Insured	No Opt. Call	A2	7,139,460
4,380	Montgomery County, Ohio, Revenue Bonds, Catholic Health Initiatives, Series 2004A, 5.000%, 5/01/30	7/18 at 100.00	BBB+	4,417,975
21,000	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 11/15/49	11/24 at 100.00	AA+	23,449,440
9,365	Ohio Higher Educational Facility Commission, Revenue Bonds, University of Dayton, Series 2018A, 5.000%, 12/01/48	6/28 at 100.00	A2	10,507,062
7,500	Ohio State, Hospital Facility Revenue Bonds, Cleveland Clinic Health System Obligated Group, Refunding Series 2009A, 5.500%, 1/01/39 (Pre-refunded 1/01/19)	1/19 at 100.00	AA (5)	7,683,600
19,515	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Project, Junior Lien Series 2013A-1, 5.000%, 2/15/48	2/23 at 100.00	A+	21,106,448
7,550	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Convertible Series 2013A-3, 0.000%, 2/15/36 (7)	2/31 at 100.00	A+	7,216,516
9,000	Ohio Turnpike Commission, Turnpike Revenue Bonds, Infrastructure Projects, Junior Lien Series 2018A., 4.000%, 2/15/46	2/28 at 100.00	A+	9,189,900
	Southeastern Ohio Port Authority, Hospital Facilities Revenue Bonds, Memorial Health System Obligated Group Project, Refunding and Improvement Series 2012:
135	5.750%, 12/01/32	12/22 at 100.00	BB–	145,673
130	6.000%, 12/01/42	12/22 at 100.00	BB–	140,102
4,190	Springboro Community City School District, Warren County, Ohio, General Obligation Bonds, Refunding Series 2007, 5.250%, 12/01/26 – AGM Insured	No Opt. Call	Aa3	4,957,566
3,670	Tuscarawas County Economic Development and Finance Alliance, Ohio, Higher Education Facilities Revenue Bonds, Ashland University, Refunding & Improvement Series 2015, 6.000%, 3/01/45	3/25 at 100.00	N/R	3,712,609
349,915	Total Ohio			367,406,038
	Oklahoma – 0.4% (0.3% of Total Investments)
1,675	Oklahoma Development Finance Authority, Health System Revenue Bonds, Integris Baptist Medical Center, Series 2008B, 5.250%, 8/15/38 (Pre-refunded 8/15/18)	8/18 at 100.00	N/R (5)	1,691,985
	Oklahoma Development Finance Authority, Health System Revenue Bonds, OU Medicine Project, Series 2018B.:
2,905	5.250%, 8/15/48	8/28 at 100.00	BB+	3,188,005
1,380	5.500%, 8/15/52	8/28 at 100.00	BB+	1,544,413
3,190	5.500%, 8/15/57	8/28 at 100.00	BB+	3,547,376
4,000	Oklahoma Development Finance Authority, Revenue Bonds, Provident Oklahoma Education Resources Inc.- Cross Village Student Housing Project, Series 2017, 5.000%, 8/01/47	8/27 at 100.00	BBB–	4,261,400
1,125	Tulsa County Industrial Authority, Oklahoma, Senior Living Community Revenue Bonds, Montereau, Inc. Project, Refunding Series 2017, 5.250%, 11/15/37	11/25 at 102.00	BBB–	1,242,484
14,275	Total Oklahoma			15,475,663

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Oregon – 1.1% (0.7% of Total Investments)
	Clackamas Community College District, Oregon, General Obligation Bonds, Deferred Interest Series 2017A:
$760	0.000%, 6/15/38 (7)	6/27 at 100.00	Aa1	$777,586
2,750	0.000%, 6/15/39 (7)	6/27 at 100.00	Aa1	2,809,125
	Columbia County School District 502 Saint Helens, Oregon, General Obligation Bonds, Series 2017:
1,310	5.000%, 6/15/38	6/27 at 100.00	Aa1	1,506,356
1,705	5.000%, 6/15/39	6/27 at 100.00	Aa1	1,957,647
7,420	Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Refunding Series 2016A, 5.000%, 6/01/46	6/26 at 100.00	A1	8,224,847
	Oregon Facilities Authority, Revenue Bonds, Samaritan Health Services, Refunding Series 2016A:
6,240	5.000%, 10/01/35	10/26 at 100.00	BBB+	6,888,211
2,260	5.000%, 10/01/46	10/26 at 100.00	BBB+	2,445,207
8,890	Oregon State Department of Transportation, Highway User Tax Revenue Bonds, Senior Lien Series 2013A, 5.000%, 11/15/38	11/23 at 100.00	Aa1	9,876,790
5,265	Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Hospital Project, Refunding Series 2016A, 5.000%, 5/15/46	5/26 at 100.00	A+	5,771,493
36,600	Total Oregon			40,257,262
	Pennsylvania – 5.9% (3.7% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of Pittsburgh Medical Center, Series 2009A:
1,250	5.500%, 8/15/34	8/19 at 100.00	A+	1,303,613
3,000	5.625%, 8/15/39	8/19 at 100.00	A+	3,127,140
	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue Bonds, Series 1998:
3,125	0.000%, 5/15/22 – AGM Insured	No Opt. Call	A2	2,792,156
3,125	0.000%, 5/15/23 – AGM Insured	No Opt. Call	A2	2,695,156
3,135	0.000%, 5/15/24 – AGM Insured	No Opt. Call	A2	2,608,383
3,155	0.000%, 5/15/26 – AGM Insured	No Opt. Call	A2	2,452,318
4,145	0.000%, 11/15/26 – AGM Insured	No Opt. Call	A2	3,166,365
2,800	0.000%, 5/15/28 – AGM Insured	No Opt. Call	A2	2,020,004
3,000	0.000%, 11/15/28 – AGM Insured	No Opt. Call	A2	2,127,180
1,200	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical Center Project, Series 2018A., 5.000%, 11/15/42	11/27 at 100.00	A	1,333,548
1,835	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40	5/20 at 100.00	AA	1,924,383
5,165	Chester County Health and Educational Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010A, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	5,476,863
895	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34	6/28 at 100.00	A	996,914
2,150	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health System Project, Series 2012A, 5.000%, 6/01/42	6/22 at 100.00	A+	2,337,200
1,060	Delaware County Industrial Development Authority, Pennsylvania, Resource Recovery Revenue Refunding Bonds, Series 1997A, 6.200%, 7/01/19	7/18 at 100.00	Ba1	1,062,809
26,595	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Bridge System Revenue Bonds, Series 2017, 5.000%, 7/01/42	7/27 at 100.00	A	29,987,192
3,500	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E, 5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	A2	3,660,895
1,050	Delaware Valley Regional Finance Authority, Pennsylvania, Local Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 – AMBAC Insured	No Opt. Call	A1	1,242,360
4,000	Erie Water Authority, Erie County, Pennsylvania, Water Revenue Bonds, Series 2011A, 4.625%, 12/01/44 – AGM Insured	12/21 at 100.00	A2	4,121,560

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$2,900	Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, United Zion Retirement Community, Series 2017A, 5.000%, 12/01/47	6/27 at 100.00	N/R	$2,935,786
	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Capital Appreciation Series 2013B:
4,480	0.000%, 12/01/31	No Opt. Call	A	2,612,826
5,180	0.000%, 12/01/32	No Opt. Call	A	2,874,589
9,270	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession, Series 2013A, 5.125%, 12/01/47	12/23 at 100.00	A	10,145,366
5,410	Montgomery County Higher Education and Health Authority, Pennsylvaina, Revenue Bonds, Thomas Jefferson University, Series 2018A, 5.000%, 9/01/48 (WI/DD, Settling 5/03/18)	9/28 at 100.00	A2	5,984,380
1,040	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38 (Pre-refunded 8/01/20)	8/20 at 100.00	N/R (5)	1,116,242
5,000	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45	1/25 at 100.00	BB+	5,279,700
3,210	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36	11/26 at 100.00	A–	3,555,107
630	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Series 2013A0 & AE2, 5.000%, 12/01/23 (cash 5.000%, PIK 5.000%) (8)	7/18 at 100.00	N/R	189,062
97	Northampton County Industrial Development Authority, Pennsylvania, Recovery Revenue Bonds, Northampton Generating Project, Senior Lien Taxable Series 2013B, 5.000%, 12/31/23 (cash 5.000%, PIK 5.000%) (9)	7/18 at 100.00	N/R	28,952
1,700	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, AICUP Financing Program-Delaware Valley College of Science and Agriculture Project, Series 2012 LL1, 4.000%, 11/01/32	11/22 at 100.00	Ba1	1,510,008
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2010A1&2:
1,250	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	1,357,500
5,725	5.500%, 12/01/34 (Pre-refunded 12/01/20)	12/20 at 100.00	A2 (5)	6,217,350
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2011B:
965	5.000%, 12/01/41	12/21 at 100.00	A2	1,032,743
1,035	5.000%, 12/01/41 (Pre-refunded 12/01/21)	12/21 at 100.00	N/R (5)	1,137,237
3,115	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Special Revenue Bonds, Subordinate Series 2013A, 5.000%, 12/01/36	12/22 at 100.00	A2	3,383,887
16,805	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E, 6.375%, 12/01/38	12/27 at 100.00	A–	20,785,600
5,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	6,123,524
6,340	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2016A-1, 5.000%, 12/01/41	6/26 at 100.00	A1	6,994,795
19,250	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Series 2009C, 6.250%, 6/01/33 – AGM Insured	6/26 at 100.00	A2	23,647,085
1,445	Philadelphia Authority for Industrial Development Senior Living Facilities, Pennsylvania, Revenue Bonds, Wesley Enhanced Living Obligated Group, Series 2017A, 5.000%, 7/01/37	7/27 at 100.00	BB	1,535,486
26,765	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40 (Pre-refunded 5/15/20)	5/20 at 100.00	N/R (5)	28,353,503
505	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42	7/22 at 100.00	Ba1	546,420
1,425	Philadelphia, Pennsylvania, General Obligation Bonds, Refunding Series 2011, 6.500%, 8/01/41 (Pre-refunded 8/01/20)	8/20 at 100.00	A– (5)	1,562,855
3,410	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 1997A, 5.125%, 8/01/27 – AMBAC Insured (ETM)	No Opt. Call	A1 (5)	4,091,829

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Pennsylvania (continued)
$3,415	Pittsburgh and Allegheny County Sports and Exhibition Authority, Pennsylvania, Sales Tax Revenue Bonds, Refunding Series 2010, 5.000%, 2/01/31 – AGM Insured	8/20 at 100.00	A1	$3,604,908
1,125	Scranton, Pennsylvania, Sewer Authority Revenue Bonds, Series 2011A, 5.250%, 12/01/31 (Pre-refunded 12/01/21) – AGM Insured	12/21 at 100.00	AA (5)	1,245,780
1,930	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds, Series 2012B, 4.000%, 1/01/33	1/23 at 100.00	BB+	1,938,897
213,182	Total Pennsylvania			224,227,456
	Puerto Rico – 0.6% (0.4% of Total Investments)
625	Puerto Rico Electric Power Authority, Power Revenue Bonds, Refunding Series 2005SS, 5.000%, 7/01/25 – NPFG Insured	7/18 at 100.00	D	625,000
1,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2007VV, 5.250%, 7/01/24 – NPFG Insured	No Opt. Call	D	1,023,510
1,305	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2005L, 5.250%, 7/01/23 – NPFG Insured	No Opt. Call	Baa2	1,340,731
1,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%, 7/01/31 – AMBAC Insured	No Opt. Call	C	1,000,550
4,300	Puerto Rico Housing Finance Authority, Capital Fund Program Revenue Bonds, Series 2003, 4.500%, 12/01/23	7/18 at 100.00	A2	4,461,809
5,880	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, First Subordinate Series 2010C, 5.125%, 8/01/42 – AGM Insured	8/20 at 100.00	D	6,045,052
51,225	Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds, Series 2007A, 0.000%, 8/01/54 – AMBAC Insured	No Opt. Call	D	6,691,009
65,335	Total Puerto Rico			21,187,661
	Rhode Island – 0.5% (0.4% of Total Investments)
1,315	Rhode Island Health and Educational Building Corporation, Hospital Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series 2016, 5.000%, 5/15/39	5/26 at 100.00	BBB+	1,413,007
174,390	Rhode Island Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52	7/18 at 100.00	CCC+	19,786,289
2,235	Rhode Island Turnpike and Bridge Authority, Motor Fuel Tax Revenue Bonds, Series 2016A, 5.000%, 10/01/40	4/26 at 100.00	A	2,484,515
177,940	Total Rhode Island			23,683,811
	South Carolina – 3.0% (1.9% of Total Investments)
6,820	Lexington County Health Services District, Inc., South Carolina, Hospital Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/46	5/26 at 100.00	A+	7,433,868
	Piedmont Municipal Power Agency, South Carolina, Electric Revenue Bonds, Series 2004A-2:
26,955	0.000%, 1/01/31 – AMBAC Insured	No Opt. Call	A–	16,985,693
15,420	0.000%, 1/01/32 – AMBAC Insured	No Opt. Call	A–	9,268,962
375	South Carolina Jobs-Economic Development Authority, Hospital Revenue Bonds, Palmetto Health, Refunding Series 2011A, 6.500%, 8/01/39 (Pre-refunded 8/01/21) – AGM Insured	8/21 at 100.00	AA (5)	424,369
10,000	South Carolina Public Service Authority Santee Cooper Revenue Obligations, Refunding Series 2016B, 5.000%, 12/01/56	12/26 at 100.00	A+	10,727,500
7,850	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2014C, 5.000%, 12/01/46	12/24 at 100.00	A+	8,403,111
6,790	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2013A, 5.125%, 12/01/43	12/23 at 100.00	A+	7,255,998
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2014A:
2,000	5.000%, 12/01/49	6/24 at 100.00	A+	2,124,680
17,240	5.500%, 12/01/54	6/24 at 100.00	A+	18,836,941
20,035	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Series 2015E, 5.250%, 12/01/55	12/25 at 100.00	A+	21,822,122

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	South Carolina (continued)
$4,800	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2010A, 5.250%, 10/01/40 (Pre-refunded 10/01/19)	10/19 at 100.00	A (5)	$5,021,136
4,500	Spartanburg Regional Health Services District, Inc., South Carolina, Hospital Revenue Refunding Bonds, Series 2012A, 5.000%, 4/15/32	4/22 at 100.00	A3	4,890,780
122,785	Total South Carolina			113,195,160
	South Dakota – 0.8% (0.5% of Total Investments)
	Sioux Falls, South Dakota, Health Facilities Revenue Bonds, Dow Rummel Village Project, Series 2017:
3,000	5.000%, 11/01/42	11/26 at 100.00	BB	3,058,230
3,150	5.125%, 11/01/47	11/26 at 100.00	BB	3,225,159
8,800	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Avera Health System, Series 2014, 5.000%, 7/01/44	7/24 at 100.00	A1	9,540,960
3,565	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2014B, 5.000%, 11/01/44	11/24 at 100.00	A+	3,860,432
8,260	South Dakota Health and Educational Facilities Authority, Revenue Bonds, Sanford Health, Series 2015, 5.000%, 11/01/45	11/25 at 100.00	A+	9,030,988
26,775	Total South Dakota			28,715,769
	Tennessee – 1.2% (0.8% of Total Investments)
10,670	Chattanooga Health, Educational and Housing Facility Board, Tennessee, Revenue Bonds, Catholic Health Initiatives, Series 2013A, 5.250%, 1/01/45	1/23 at 100.00	BBB+	11,348,399
	Chattanooga-Hamilton County Hospital Authority, Tennessee, Hospital Revenue Bonds, Erlanger Health System, Refunding Series 2004:
770	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	A2 (5)	802,255
2,470	5.000%, 10/01/22 (Pre-refunded 10/01/19) – AGM Insured	10/19 at 100.00	A2 (5)	2,576,976
2,065	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Bonds, Mountain States Health Alliance, Series 2012A, 5.000%, 8/15/42	8/22 at 100.00	Baa1	2,165,380
95	Johnson City Health and Educational Facilities Board, Tennessee, Hospital Revenue Refunding and Improvement Bonds, Johnson City Medical Center, Series 1998C, 5.125%, 7/01/25 (Pre-refunded 7/01/23) – NPFG Insured	7/23 at 100.00	Baa1 (5)	95,238
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2016:
5,000	5.000%, 9/01/36	9/26 at 100.00	BBB	5,484,650
1,000	5.000%, 9/01/47	9/26 at 100.00	BBB	1,078,280
	Knox County Health, Educational and Housing Facilities Board, Tennessee, Revenue Bonds, University Health System, Inc., Series 2017:
445	5.000%, 4/01/31	4/27 at 100.00	BBB	489,994
1,745	5.000%, 4/01/36	4/27 at 100.00	BBB	1,885,577
	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Lipscomb University, Refunding & Improvement Series 2016A:
1,160	5.000%, 10/01/41	10/26 at 100.00	BBB	1,249,877
2,055	5.000%, 10/01/45	10/26 at 100.00	BBB	2,208,118
11,000	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Bonds, Vanderbilt University Medical Center, Series 2016A, 5.000%, 7/01/46	7/26 at 100.00	A3	12,047,860
4,120	Metropolitan Government of Nashville-Davidson County Health and Educational Facilities Board, Tennessee, Revenue Refunding and Improvement Bonds, Meharry Medical College, Series 1996, 6.000%, 12/01/19 – AMBAC Insured	No Opt. Call	N/R	4,241,911
42,595	Total Tennessee			45,674,515
	Texas – 13.0% (8.1% of Total Investments)
18,000	Arlington, Texas, Special Tax Revenue Bonds, Senior Lien Series 2018A., 5.000%, 2/15/48 – AGM Insured	2/28 at 100.00	A1	20,140,920
14,615	Austin, Texas, Electric Utility System Revenue Bonds, Series 2015A, 5.000%, 11/15/45 (UB) (4)	11/25 at 100.00	AA–	16,291,487

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,035	Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined Venue Tax Series 2010, 5.500%, 8/15/49 – AGM Insured	8/19 at 100.00	A–	$3,158,464
9,790	Bryan, Brazos County, Texas, Electric System Revenue Bonds, Refunding & Improvement Series 2016, 4.000%, 7/01/41	7/26 at 100.00	A+	9,932,836
2,500	Capital Area Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, The Roman Catholic Diocese of Austin, Series 2005B. Remarketed, 6.125%, 4/01/45	4/20 at 100.00	Baa1	2,660,525
1,000	Cedar Hill Independent School District, Dallas County, Texas, General Obligation Bonds, Series 2002, 0.000%, 8/15/32 – FGIC Insured	No Opt. Call	Baa2	600,660
1,330	Central Texas Regional Mobility Authority, Revenue Bonds, Refunding Senior Lien Series 2013A, 5.000%, 1/01/43	1/23 at 100.00	Baa2	1,430,508
	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien Series 2011:
2,080	5.750%, 1/01/31 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	2,269,966
1,000	6.000%, 1/01/41 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	1,097,760
6,940	6.250%, 1/01/46 (Pre-refunded 1/01/21)	1/21 at 100.00	Baa2 (5)	7,663,079
7,750	Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien, Series 2015A, 5.000%, 1/01/45	7/25 at 100.00	Baa2	8,434,480
	Clifton Higher Education Finance Corporation, Texas, Education Revenue Bonds, Uplift Education Charter School, Series 2013A:
1,925	4.350%, 12/01/42	12/22 at 100.00	BBB–	1,935,260
1,000	4.400%, 12/01/47	12/22 at 100.00	BBB–	1,005,330
2,500	Comal Independent School District, Comal, Bexar, Guadalupe, Hays, and Kendall Counties, Texas, General Obligation Bonds, Series 2005A, 0.000%, 2/01/23	No Opt. Call	Aaa	2,225,000
6,340	Dallas-Fort Worth International Airport, Texas, Joint Revenue Bonds, Refunding and Improvement Bonds, Series 2012C, 5.000%, 11/01/45 – AGM Insured	11/21 at 100.00	A	6,816,958
160	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2014A, 5.250%, 9/01/44	9/24 at 100.00	BB+	170,067
3,700	El Paso Independent School District, El Paso County, Texas, General Obligation Bonds, School Building Series 2017, 5.000%, 8/15/42	8/26 at 100.00	Aaa	4,166,866
1,500	El Paso, Texas, Airport Revenue Bonds, El Paso International Airport Series 2011, 5.250%, 8/15/33	8/20 at 100.00	A	1,596,900
	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Subordinate Lien Series 2013B:
16,920	5.000%, 4/01/53	10/23 at 100.00	AA	18,308,794
15,000	5.000%, 4/01/53 (UB)	10/23 at 100.00	AA+	16,231,200
6,610	Grand Parkway Transportation Corporation, Texas, System Toll Revenue Bonds, Tender Option Bond Trust 2015-XF0228 13.062%, 4/01/53, 144A (IF)	10/23 at 100.00	AA+	8,780,790
	Harris County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Houston Methodist Hospital System, Series 2015:
2,320	5.000%, 12/01/45	6/25 at 100.00	AA	2,554,854
2,845	4.000%, 12/01/45	6/25 at 100.00	AA	2,865,882
4,040	Harris County, Texas, Toll Road Revenue Bonds, Subordinate Lien Unlimited Tax Tender Options Bond Trust 2015-XF2184, 11.058%, 8/15/28 – AGM Insured, 144A (IF) (4)	No Opt. Call	AAA	6,821,298
	Harris County, Texas, Toll Road Senior Lien Revenue Bonds, Refunding Series 2018A.:
13,890	5.000%, 8/15/43	2/28 at 100.00	Aa2	15,850,435
7,000	4.000%, 8/15/48	2/28 at 100.00	Aa2	7,130,410
	Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital Appreciation Refunding Senior Lien Series 2014A:
1,195	0.000%, 11/15/41 – AGM Insured	11/31 at 62.66	AA	425,444
2,390	0.000%, 11/15/42 – AGM Insured	11/31 at 59.73	AA	808,991
2,660	0.000%, 11/15/43 – AGM Insured	11/31 at 56.93	AA	855,908
7,260	0.000%, 11/15/44 – AGM Insured	11/31 at 54.25	AA	2,220,181
10,440	0.000%, 11/15/45 – AGM Insured	11/31 at 51.48	AA	3,021,336
7,165	0.000%, 11/15/49 – AGM Insured	11/31 at 41.91	AA	1,679,333
3,000	0.000%, 11/15/52 – AGM Insured	11/31 at 35.81	AA	598,470

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
$3,885	Houston Independent School District Public Facility Corporation, Harris County, Texas, Lease Revenue Bonds, Cesar E. Chavez High School, Series 1998A, 0.000%, 9/15/19 – AMBAC Insured	No Opt. Call	AA	$3,779,522
	Houston, Texas, Airport System Revenue Bonds, Refunding & Subordinate Lien Series 2018B:
2,000	5.000%, 7/01/43	7/28 at 100.00	A	2,274,800
2,710	5.000%, 7/01/48	7/28 at 100.00	A	3,069,915
4,930	Houston, Texas, Airport System Revenue Bonds, Refunding Senior Lien Series 2009A, 5.500%, 7/01/39	7/18 at 100.00	AA–	4,958,939
4,550	Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate Lien Series 2012B, 5.000%, 7/01/31	7/22 at 100.00	A	4,950,036
990	Houston, Texas, Airport System Revenue Bonds, Subordinate Lien Series 2000B, 5.450%, 7/01/24 – AGM Insured	No Opt. Call	A	1,132,570
2,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Refunding Series 2011A, 5.250%, 11/15/30	11/20 at 100.00	AA	2,155,820
6,000	Houston, Texas, First Lien Combined Utility System Revenue Bonds, Series 2011D,	11/21 at 100.00	AA	6,498,240
	5.000%, 11/15/40
	Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds, Convention and Entertainment Project, Series 2001B:
1,495	0.000%, 9/01/23 – AMBAC Insured	No Opt. Call	A2	1,293,130
10,850	0.000%, 9/01/25 – AMBAC Insured	No Opt. Call	A–	8,615,876
1,715	0.000%, 9/01/32 – AMBAC Insured	No Opt. Call	A–	970,879
2,870	Hutto Independent School District, Williamson County, Texas, General Obligation Bonds, Refunding Series 2012A, 5.000%, 8/01/46	8/21 at 100.00	A+	3,064,557
2,340	Laredo, Webb County, Texas, Waterworks and Sewer System Revenue Bonds, Series 2011, 5.000%, 3/01/41 – AGM Insured	3/21 at 100.00	Aa3	2,497,505
	Leander Independent School District, Williamson and Travis Counties, Texas, General Obligation Bonds, Refunding Series 2015A:
2,725	5.000%, 8/15/40	8/25 at 100.00	AAA	3,094,456
4,000	4.000%, 8/15/41	8/25 at 100.00	AAA	4,153,560
3,000	Love Field Airport Modernization Corporation, Texas, Special Facilities Revenue Bonds, Southwest Airlines Company, Series 2010, 5.250%, 11/01/40	11/20 at 100.00	BBB+	3,203,790
8,305	Lower Colorado River Authority, Texas, Transmission Contract Revenue Bonds, LCRA Transmission Services Corporation Project, Refunding Series 2015, 5.000%, 5/15/45	5/25 at 100.00	A	9,032,684
	McCamey County Hospital District, Texas, General Obligation Bonds, Series 2013:
1,780	5.750%, 12/01/33	12/25 at 100.00	B1	1,870,157
1,800	6.125%, 12/01/38	12/25 at 100.00	B1	1,904,274
	Midtown Redevelopment Authority, Texas, Tax Increment Contract Revenue, Refunding Series 2017:
16,285	5.000%, 1/01/36	1/27 at 100.00	A3	17,841,195
10,040	5.000%, 1/01/38 – AGM Insured	1/27 at 100.00	A2	11,069,903
850	New Hope Cultural Education Facilities Finance Corporation, Texas, Retirement Facility Revenue Bonds, Methodist Retirement Communities Crestview Project, Series 2016, 5.000%, 11/15/31	11/24 at 102.00	BB+	894,608
4,290	North Fort Bend Water Authority, Texas, Water System Revenue Bonds, Series 2011, 5.000%, 12/15/36 – AGM Insured	12/21 at 100.00	A2	4,624,877
	North Texas Tollway Authority, Special Projects System Revenue Bonds, Convertible Capital Appreciation Series 2011C:
1,880	0.000%, 9/01/43 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (5)	2,031,227
7,990	0.000%, 9/01/45 (Pre-refunded 9/01/31) (7)	9/31 at 100.00	N/R (5)	9,450,172
4,000	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43	1/25 at 100.00	A	4,802,240
2,125	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2008D, 0.000%, 1/01/28 – AGC Insured	No Opt. Call	A1	1,568,038
	North Texas Tollway Authority, System Revenue Bonds, Refunding First Tier, Series 2015B:
10,260	5.000%, 1/01/40	1/23 at 100.00	A	11,095,369
12,205	5.000%, 1/01/45	1/25 at 100.00	A	13,299,300

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Texas (continued)
	North Texas Tollway Authority, System Revenue Bonds, Refunding Second Tier, Series 2015A:
$6,285	5.000%, 1/01/33	1/25 at 100.00	A–	$6,974,779
4,000	5.000%, 1/01/34	1/25 at 100.00	A–	4,416,200
4,000	5.000%, 1/01/35	1/25 at 100.00	A–	4,406,160
2,250	Red River Education Finance Corporation, Texas, Higher Education Revenue Bonds, Saint Edward’s University Project, Series 2016, 4.000%, 6/01/36	6/26 at 100.00	Baa2	2,274,750
1,000	Sabine River Authority, Texas, Pollution Control Revenue Bonds, TXU Electric Company, Series 2001C, 5.200%, 5/01/28 (8)	7/18 at 100.00	N/R	10
3,170	Southwest Higher Education Authority Inc., Texas, Revenue Bonds, Southern Methodist University, Series 2010, 5.000%, 10/01/41 (Pre-refunded 10/01/20)	10/20 at 100.00	AA– (5)	3,394,531
2,410	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Baylor Health Care System, Series 2011A, 5.000%, 11/15/30	11/21 at 100.00	AA–	2,590,654
3,480	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Hendrick Medical Center, Refunding Series 2013, 5.500%, 9/01/43	9/23 at 100.00	A	3,792,643
	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2010:
430	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	N/R (5)	463,252
5,350	5.500%, 8/15/45 (Pre-refunded 8/15/20)	8/20 at 100.00	AA– (5)	5,776,234
4,000	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2013A, 5.000%, 8/15/43	8/23 at 100.00	AA–	4,371,840
2,500	Tarrant County Cultural Education Facilities Finance Corporation, Texas, Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%, 2/15/41	8/26 at 100.00	AA	2,792,350
	Texas Municipal Gas Acquisition and Supply Corporation III, Gas Supply Revenue Bonds, Series 2012:
14,815	5.000%, 12/15/27	12/22 at 100.00	BBB	16,197,536
7,925	5.000%, 12/15/28	12/22 at 100.00	BBB	8,643,005
6,550	5.000%, 12/15/30	12/22 at 100.00	BBB	7,113,889
2,340	5.000%, 12/15/32	12/22 at 100.00	BBB	2,530,944
2,500	Texas State, General Obligation Bonds, Transportation Commission Highway Improvement Series 2012A, 5.000%, 4/01/31	4/22 at 100.00	AAA	2,742,375
17,760	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2012A, 5.000%, 8/15/41	8/22 at 100.00	A–	19,118,640
7,345	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, First Tier Refunding Series 2015B, 5.000%, 8/15/37	8/24 at 100.00	A–	8,039,543
	Texas Transportation Commission, Central Texas Turnpike System Revenue Bonds, Second Tier Refunding Series 2015C:
3,650	5.000%, 8/15/33	8/24 at 100.00	BBB	3,990,801
1,600	5.000%, 8/15/37	8/24 at 100.00	BBB	1,736,176
48,905	5.000%, 8/15/42	8/24 at 100.00	BBB	52,837,940
4,000	Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds, First Tier Series 2002A, 0.000%, 8/15/25 – AMBAC Insured	No Opt. Call	A–	3,229,120
	Wylie Independent School District, Collin County, Texas, General Obligation Bonds, School Building Series 2010:
4,000	0.000%, 8/15/32	8/20 at 53.57	AAA	2,039,560
4,275	0.000%, 8/15/36	No Opt. Call	AAA	1,719,405
490,310	Total Texas			496,140,368
	Utah – 0.9% (0.6% of Total Investments)
5,760	Central Weber Sewer Improvement District, Utah, Sewer Revenue Bonds, Refunding Series 2010A, 5.000%, 3/01/33 (Pre-refunded 3/01/20) – AGC Insured	3/20 at 100.00	AA (5)	6,075,302
12,335	Riverton, Utah, Hospital Revenue Bonds, IHC Health Services, Inc., Series 2009, 5.000%, 8/15/41	8/19 at 100.00	AA+	12,795,712
	Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series 2017B:
3,560	5.000%, 7/01/42	7/27 at 100.00	A2	4,023,049
1,975	5.000%, 7/01/47	7/27 at 100.00	A2	2,225,252

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Utah (continued)
$4,255	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.250%, 6/15/38 (Pre-refunded 6/15/18)	6/18 at 100.00	Aa2 (5)	$4,272,786
4,250	Utah Transit Authority, Sales Tax Revenue Bonds, Series 2008A, 5.000%, 6/15/36 (Pre-refunded 6/15/18) – AGM Insured	6/18 at 100.00	Aa2 (5)	4,266,490
32,135	Total Utah			33,658,591
	Vermont – 0.3% (0.1% of Total Investments)
	University of Vermont and State Agricultural College, Revenue Bonds, Refunding Series 2015:
1,000	4.000%, 10/01/40	10/25 at 100.00	A+	1,025,150
10,000	5.000%, 10/01/45	10/25 at 100.00	A+	11,151,400
11,000	Total Vermont			12,176,550
	Virginia – 2.2% (1.4% of Total Investments)
430	Chesapeake, Virginia, Transportation System Senior Toll Road Revenue Bonds, Capital Appreciation Series 2012B, 0.000%, 7/15/40 (7)	7/28 at 100.00	BBB	368,213
1,800	Henrico County Economic Development Authority, Virginia, Revenue Bonds, Bon Secours Health System Obligated Group, Series 2013, 5.000%, 11/01/30	11/22 at 100.00	A	1,979,028
11,960	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail & Capital Improvement Project, Refunding Second Senior Lien Series 2014A, 5.000%, 10/01/53	4/22 at 100.00	BBB+	12,691,474
18,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Revenue Bonds, Dulles Metrorail Capital Appreciation, Second Senior Lien Series 2010B, 0.000%, 10/01/44 (7)	10/28 at 100.00	BBB+	22,545,720
7,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009B, 0.000%, 10/01/36 – AGC Insured	No Opt. Call	A3	3,273,760
32,000	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Series 2009C, 6.500%, 10/01/41 – AGC Insured	10/26 at 100.00	A3	40,272,640
2,000	Prince William County Industrial Development Authority, Virginia, Health Care Facilities Revenue Bonds, Novant Health Obligated Group-Prince William Hospital, Refunding Series 2013B, 4.000%, 11/01/33	11/22 at 100.00	A+	2,056,380
245	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38	7/20 at 100.00	A1	255,863
5	Roanoke Industrial Development Authority, Virginia, Hospital Revenue Bonds, Carilion Health System Obligated Group, Series 2005B, 5.000%, 7/01/38 (Pre-refunded 7/01/20)	7/20 at 100.00	A1 (5)	5,320
73,440	Total Virginia			83,448,398
	Washington – 3.5% (2.2% of Total Investments)
7,000	Central Puget Sound Regional Transit Authority, Washington, Sales Tax and Motor Vehicle Excise Tax Bonds, Green Series 2016S-1, 5.000%, 11/01/41	11/26 at 100.00	Aa1	7,970,060
12,235	Chelan County Public Utility District 1, Washington, Columbia River-Rock Island Hydro-Electric System Revenue Refunding Bonds, Series 1997A, 0.000%, 6/01/26 – NPFG Insured	No Opt. Call	Aa3	9,459,123
2,575	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2008A, 5.000%, 12/01/37 (Pre-refunded 6/01/18) – AGC Insured	6/18 at 100.00	A2 (5)	2,581,747
4,200	King County Public Hospital District 1, Washington, Limited Tax General Obligation Bonds, Refunding Series 2016, 5.000%, 12/01/36	12/26 at 100.00	A	4,693,080
15,000	King County, Washington, Sewer Revenue Bonds, Refunding Series 2012, 5.000%, 1/01/52	1/22 at 100.00	AA+	16,038,300
2,500	King County, Washington, Sewer Revenue Bonds, Series 2009, 5.250%, 1/01/42 (Pre-refunded 1/01/19)	1/19 at 100.00	AA+ (5)	2,557,100
3,000	Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series 2015A, 5.000%, 4/01/40	10/24 at 100.00	A+	3,292,560
1,250	Seattle Housing Authority, Washington, Pooled Housing Revenue Bonds, Refunding Series 2014, 5.000%, 12/01/44	12/23 at 100.00	AA	1,351,513
12,515	Spokane Public Facilities District, Washington, Hotel, Motel, and Sales Use Tax Revenue Bonds, Series 2013A, 5.000%, 12/01/38	6/23 at 100.00	A+	13,606,058
8,310	Washington Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2011A, 5.625%, 1/01/35	1/21 at 100.00	A3	8,831,203

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Washington (continued)
$4,415	Washington Health Care Facilities Authority, Revenue Bonds, Kadlec Regional Medical Center, Series 2010, 5.500%, 12/01/39 (Pre-refunded 12/01/20)	12/20 at 100.00	N/R (5)	$4,794,690
	Washington Health Care Facilities Authority, Revenue Bonds, Providence Health & Services, Refunding Series 2012A:
4,000	5.000%, 10/01/32	10/22 at 100.00	AA–	4,394,280
10,000	4.250%, 10/01/40	10/22 at 100.00	AA–	10,266,900
3,135	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Refunding Series 2012B, 5.000%, 10/01/30	10/22 at 100.00	Aa2	3,439,910
8,230	Washington Health Care Facilities Authority, Revenue Bonds, Seattle Children’s Hospital, Series 2012A, 5.000%, 10/01/42	10/22 at 100.00	Aa2	8,916,135
7,000	Washington State Health Care Facilities Authority, Revenue Bonds, Fred Hutchinson Cancer Research Center, Series 2009A, 6.000%, 1/01/33 (Pre-refunded 7/01/19)	7/19 at 100.00	A3 (5)	7,324,450
8,000	Washington State Health Care Facilities Authority, Revenue Bonds, MultiCare Health System, Series 2008A, 5.250%, 8/15/34 (Pre-refunded 8/15/18) – AGM Insured	8/18 at 100.00	Aa3 (5)	8,081,120
500	Washington State Housing Finance Commission, Non-profit Housing Revenue Bonds, Presbyterian Retirement Communities Northwest Project, Refunding Series 2016A, 5.000%, 1/01/46, 144A	1/25 at 102.00	BB+	522,120
9,000	Washington State, Motor Vehicle Fuel Tax General Obligation Bonds, Series 2003C, 0.000%, 6/01/28 – FGIC Insured	No Opt. Call	AA+	6,633,180
10,855	Washington, General Obligation Bonds, Series 2000S-5, 0.000%, 1/01/20 – FGIC Insured	No Opt. Call	AA+	10,492,769
133,720	Total Washington			135,246,298
	West Virginia – 0.7% (0.4% of Total Investments)
	West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West Virginia United Health System Obligated Group, Refunding & Improvement Series 2013A:
3,000	5.375%, 6/01/38	6/23 at 100.00	A	3,300,690
16,845	5.500%, 6/01/44	6/23 at 100.00	A	18,523,604
3,000	West Virginia State Building Commission, Lease Revenue Refunding Bonds, Regional Jail and Corrections Facility, Series 1998A, 5.375%, 7/01/21 – AMBAC Insured	No Opt. Call	N/R	3,266,430
22,845	Total West Virginia			25,090,724
	Wisconsin – 3.4% (2.2% of Total Investments)
	Public Finance Authority, Wisconsin, Educational Revenue Bonds, Lake Norman Charter School, Series 2018A.:
6,000	5.000%, 6/15/38	6/26 at 100.00	BBB–	6,382,260
2,335	5.000%, 6/15/48	6/26 at 100.00	BBB–	2,467,231
	Public Finance Authority of Wisconsin, Conference Center and Hotel Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series 2018B:
43	0.000%, 1/01/46 – ACA Insured, 144A	No Opt. Call	N/R	1,296
42	0.000%, 1/01/47 – ACA Insured, 144A	No Opt. Call	N/R	1,276
42	0.000%, 1/01/48 – ACA Insured, 144A	No Opt. Call	N/R	1,266
42	0.000%, 1/01/49 – ACA Insured, 144A	No Opt. Call	N/R	1,256
41	0.000%, 1/01/50 – ACA Insured, 144A	No Opt. Call	N/R	1,237
45	0.000%, 1/01/51 – ACA Insured, 144A	No Opt. Call	N/R	1,354
1,176	3.750%, 7/01/51 – ACA Insured, 144A	3/28 at 100.00	N/R	1,167,153
45	0.000%, 1/01/52 – ACA Insured, 144A	No Opt. Call	N/R	1,344
44	0.000%, 1/01/53 – ACA Insured, 144A	No Opt. Call	N/R	1,325
44	0.000%, 1/01/54 – ACA Insured, 144A	No Opt. Call	N/R	1,315
43	0.000%, 1/01/55 – ACA Insured, 144A	No Opt. Call	N/R	1,296
43	0.000%, 1/01/56 – ACA Insured, 144A	No Opt. Call	N/R	1,277
42	0.000%, 1/01/57 – ACA Insured, 144A	No Opt. Call	N/R	1,267
42	0.000%, 1/01/58 – ACA Insured, 144A	No Opt. Call	N/R	1,248
42	0.000%, 1/01/59 – ACA Insured, 144A	No Opt. Call	N/R	1,238
41	0.000%, 1/01/60 – ACA Insured, 144A	No Opt. Call	N/R	1,228
41	0.000%, 1/01/61 – ACA Insured, 144A	No Opt. Call	N/R	1,209
40	0.000%, 1/01/62 – ACA Insured, 144A	No Opt. Call	N/R	1,200
40	0.000%, 1/01/63 – ACA Insured, 144A	No Opt. Call	N/R	1,181
39	0.000%, 1/01/64 – ACA Insured, 144A	No Opt. Call	N/R	1,171
39	0.000%, 1/01/65 – ACA Insured, 144A	No Opt. Call	N/R	1,162
38	0.000%, 1/01/66 – ACA Insured, 144A	No Opt. Call	N/R	1,143
501	0.000%, 1/01/67 – ACA Insured, 144A	No Opt. Call	N/R	14,878

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
$4,100	University of Wisconsin Hospitals and Clinics Authority, Revenue Bonds, Refunding Series 2013A, 5.000%, 4/01/38	4/23 at 100.00	AA–	$4,493,559
5,140	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A, 4.000%, 11/15/34	5/26 at 100.00	Aa2	5,271,481
1,240	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2010A, 5.625%, 4/15/39	4/20 at 100.00	A2	1,303,922
6,775	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2012A, 5.000%, 7/15/25	7/21 at 100.00	A2	7,295,117
2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Aurora Health Care, Inc., Series 2013A, 5.125%, 4/15/31	4/23 at 100.00	A2	2,711,625
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Franciscan Sisters of Christian Charity Sponsored Ministry, Series 2017A:
1,000	5.000%, 9/01/30	9/27 at 100.00	BBB+	1,109,230
1,110	5.000%, 9/01/31	9/27 at 100.00	BBB+	1,225,695
1,100	5.000%, 9/01/32	9/27 at 100.00	BBB+	1,209,175
1,725	5.000%, 9/01/33	9/27 at 100.00	BBB+	1,886,253
1,775	5.000%, 9/01/34	9/27 at 100.00	BBB+	1,929,283
1,910	5.000%, 9/01/35	9/27 at 100.00	BBB+	2,072,904
2,065	5.000%, 9/01/36	9/27 at 100.00	BBB+	2,236,085
1,015	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert Health Inc. Obligated Group, Series 2012A, 5.000%, 4/01/42	10/22 at 100.00	AA–	1,079,300
1,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Gundersen Lutheran, Series 2011A, 5.250%, 10/15/39	10/21 at 100.00	A1	1,069,530
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2012B:
1,000	5.000%, 2/15/27	2/22 at 100.00	A–	1,077,720
1,000	5.000%, 2/15/28	2/22 at 100.00	A–	1,076,600
4,735	5.000%, 2/15/40	2/22 at 100.00	A–	5,013,844
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016A:
6,375	5.000%, 2/15/42	2/26 at 100.00	A–	6,921,848
6,500	5.000%, 2/15/46	2/26 at 100.00	A–	7,039,305
2,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2016B, 5.000%, 2/15/35	2/26 at 100.00	A–	2,185,700
13,475	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series 2017C, 5.000%, 2/15/47	2/27 at 100.00	A–	14,567,957
5,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Medical College of Wisconsin, Inc., Series 2016, 5.000%, 12/01/41	11/26 at 100.00	AA–	5,558,800
7,625	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Mercy Alliance, Inc., Series 2012, 5.000%, 6/01/39	6/22 at 100.00	A3	8,032,480
1,420	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Meriter Hospital Inc., Series 1992A, 6.000%, 12/01/22 – FGIC Insured	No Opt. Call	A1	1,504,064
2,650	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Ministry Health Care, Inc., Refunding 2012C, 5.000%, 8/15/32 (Pre-refunded 8/15/22)	8/22 at 100.00	N/R (5)	2,936,942

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Wisconsin (continued)
	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Saint John’s Communities Inc., Series 2018A:
$1,500	5.000%, 9/15/45	9/23 at 100.00	BBB–	$1,554,165
5,455	5.000%, 9/15/50	9/23 at 100.00	BBB–	5,638,724
	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, Benevolent Corporation Cedar Community, Series 2017.:
1,110	5.000%, 6/01/37	6/25 at 103.00	N/R	1,155,455
955	5.000%, 6/01/41	6/25 at 103.00	N/R	990,182
10,230	Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue Bonds, ThedaCare Inc., Series 2015, 5.000%, 12/15/44	12/24 at 100.00	A1	10,948,248
	Wisconsin State, General Fund Annual Appropriation Revenue Bonds, Refunding Series 2009A:
955	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	N/R (5)	992,312
9,115	5.750%, 5/01/33 (Pre-refunded 5/01/19)	5/19 at 100.00	AA– (5)	9,471,123
124,445	Total Wisconsin			131,616,439
	Wyoming – 0.5% (0.3% of Total Investments)
4,080	Campbell County, Wyoming Solid Waste Facilities Revenue Bonds, Basin Electric Power	7/19 at 100.00	A3	4,252,339
	Cooperative – Dry Fork Station Facilities, Series 2009A, 5.750%, 7/15/39
9,625	Sweetwater County, Wyoming, Hospital Revenue Bonds, Memorial Hospital Project, Refunding Series 2013A, 5.000%, 9/01/37	9/23 at 100.00	BB+	9,882,372
	Teton County Hospital District, Wyoming, Hospital Revenue Bonds, St. John’s Medical Center Project, Series 2011B:
2,000	5.500%, 12/01/27	12/21 at 100.00	BBB+	2,143,200
1,000	6.000%, 12/01/36	12/21 at 100.00	BBB+	1,087,630
16,705	Total Wyoming			17,365,541
$6,357,802	Total Municipal Bonds (cost $5,699,705,864)			6,070,238,977

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (3)	Value
	CORPORATE BONDS – 0.0% (0.0% of Total Investments)
	Transportation – 0.0% (0.0% of Total Investments)
$1,082	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/19	N/R	$691,916
299	Las Vegas Monorail Company, Senior Interest Bonds (10), (11)	5.500%	7/15/55	N/R	149,574
$1,381	Total Corporate Bonds (cost $84,119)				841,490
	Total Long-Term Investments (cost $5,699,789,983)				6,071,080,467

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	SHORT-TERM INVESTMENTS – 0.6% (0.4% of Total Investments)
	MUNICIPAL BONDS – 0.6% (0.4% of Total Investments)
	Mississippi – 0.1% (0.0% of Total Investments)
$2,500	Mississippi Business Finance Corporation, Gulf Opportunity Zone Industrial Development Revenue Bonds, Chevron U.S.A. Inc. Project, Variable Rate Demand Obligations, Series 2010I, 0.950%, 11/01/35 (12)	8/18 at 100.00	A-1+	$2,500,000

NEA	Nuveen AMT-Free Quality Municipal Income Fund
Portfolio of Investments (continued)
April 30, 2018 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	New York – 0.5% (0.4% of Total Investments)
$21,035	New York City, New York, General Obligation Bonds, Variable Rate Demand Obligations, Fiscal 2018 Series B-5, 1.560%, 10/01/46 (12)	7/18 at 100.00	VMIG-1	$21,035,000
$23,535	Total Short-Term Investments (cost $23,535,000)			23,535,000
	Total Investments (cost $5,723,324,983) – 159.4%			6,094,615,467
	Floating Rate Obligations – (2.3)%			(87,010,000)
	MuniFund Term Preferred Shares, net of deferred offering costs – (25.0)% (13)			(957,117,615)
	Variable Rate Demand Preferred Shares, net of deferred offering costs – (33.6)% (14)			(1,282,611,906)
	Other Assets Less Liabilities – 1.5%			55,003,097
	Net Assets Applicable to Common Shares – 100%			$3,822,879,043

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	The ratings disclosed are the lowest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	The coupon for this security increased 0.25% effective January 1, 2016 and increased an additional 0.25% effective May 11, 2016.
(7)	Step-up coupon bond, a bond with a coupon that increases (“steps up”), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(8)	As of, or subsequent to, the end of the reporting period, this security is non-income producing. Non-income producing, in the case of a fixed-income security, generally denotes that the issuer has (1) defaulted on the payment of principal or interest, (2) is under the protection of the Federal Bankruptcy Court or (3) the Fund’s Adviser has concluded that the issue is not likely to meet its future interest payment obligations and has ceased accruing additional income on the Fund’s records.
(9)	On July 1, 2017, the Fund’s Adviser determined it was unlikely that this borrower would fulfill its entire obligation on this security, and therefore reduced the security’s interest rate of accrual from 5.000% to 2.000%.
(10)	During January 2010, Las Vegas Monorail Company (“Las Vegas Monorail”) filed for federal bankruptcy protection. During March 2012, Las Vegas Monorail emerged from federal bankruptcy with the acceptance of a reorganization plan assigned by the Federal Bankruptcy Court. Under the reorganization plan, the Fund surrendered its Las Vegas Monorail Project Revenue Bonds, First Tier, Series 2000 and in turn received two senior interest corporate bonds: the first with an annual coupon rate of 5.500% maturing on July 15, 2019 and the second with an annual coupon rate of 3.000% (5.500% after December 31, 2015) maturing on July 15, 2055. The Fund was not accruing income for either senior interest corporate bond. On January 18, 2017, the Fund’s Adviser determined it was likely that this senior interest corporate bond would fulfill its obligation on the security maturing on July 15, 2019, and therefore began accruing income on the Fund’s records.
(11)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3. See Notes to Financial Statements, Note 2 – Investment Valuation and Fair Value Measurements for more information.
(12)	Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(13)	MuniFund Term Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 15.7%.
(14)	Variable Rate Demand Preferred Shares, net of deferred offering costs as a percentage of Total Investments is 21.0%.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
PIK	Payment-in-kind (“PIK”) security. Depending on the terms of the security, income may be received in the form of cash, securities, or a combination of both. The PIK rate shown, where applicable, represents the annualized rate of the last PIK payment made by the issuer as of the end of the reporting period.
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction. See Notes to Financial Statements, Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities for more information.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.

Statement of Assets and Liabilities

April 30, 2018 (Unaudited)

	NAD	NEA
Assets
Long-term investments, at value (cost $4,570,341,404 and $5,699,789,983, respectively)	$4,824,757,861	$6,071,080,467
Short-term investments, at value (cost approximates value)	5,450,000	23,535,000
Cash	—	3,559,281
Receivable for:
Dividends and interest	66,015,631	79,237,237
Investments sold	24,188,513	14,881,106
Other assets	1,231,327	1,964,049
Total assets	4,921,643,332	6,194,257,140
Liabilities
Cash overdraft	1,788,482	—
Floating rate obligations	107,360,000	87,010,000
Payable for:
Dividends	11,002,354	14,444,809
Interest	1,145,759	—
Investments purchased	19,017,948	24,877,863
Offering costs	176,370	453,798
MuniFund Term Preferred (“MFP”) Shares, net of deferred offering costs (liquidation preference $607,000,000 and $958,000,000, respectively)	606,702,738	957,117,615
Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs (liquidation preference $545,500,000 and $—, respectively)	545,479,487	—
Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs (liquidation preference $632,000,000 and $1,290,300,000, respectively)	629,397,121	1,282,611,906
Accrued expenses:
Management fees	2,252,839	2,831,588
Trustees fees	748,501	981,620
Other	813,250	1,048,898
Total liabilities	1,925,884,849	2,371,378,097
Net assets applicable to common shares	$2,995,758,483	$3,822,879,043
Common shares outstanding	201,882,267	262,776,347
Net asset value (“NAV”) per common share outstanding	$14.84	$14.55
Net assets applicable to common shares consist of:
Common shares, $0.01 par value per share	$2,018,823	$2,627,763
Paid-in surplus	2,778,838,522	3,513,792,827
Undistributed (Over-distribution of) net investment income	(6,299,816)	(6,832,406)
Accumulated net realized gain (loss)	(33,215,503)	(57,999,625)
Net unrealized appreciation (depreciation)	254,416,457	371,290,484
Net assets applicable to common shares	$2,995,758,483	$3,822,879,043
Authorized shares:
Common	Unlimited	Unlimited
Preferred	Unlimited	Unlimited

See accompanying notes to financial statements.

Statement of Operations

Six Months Ended April 30, 2018 (Unaudited)

	NAD	NEA
Investment Income	$104,194,258	$132,535,329
Expenses
Management fees	13,487,811	16,989,704
Interest expense and amortization of offering costs	16,639,985	18,710,487
Liquidity fees	2,750,889	5,550,557
Remarketing fees	317,756	643,734
Custodian fees	235,716	287,442
Trustees fees	63,128	81,231
Professional fees	142,304	145,366
Shareholder reporting expenses	132,443	162,794
Shareholder servicing agent fees	66,147	79,742
Stock exchange listing fees	28,050	36,503
Investor relations expenses	159,572	203,604
Other	104,034	127,018
Total expenses	34,127,835	43,018,182
Net investment income (loss)	70,066,423	89,517,147
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	887,758	8,306,146
Swaps	—	1,220,000
Change in net unrealized appreciation (depreciation) of:
Investments	(114,126,684)	(144,555,549)
Swaps	—	1,158,822
Net realized and unrealized gain (loss)	(113,238,926)	(133,870,581)
Net increase (decrease) in net assets applicable to common shares from operations	$(43,172,503)	$(44,353,434)

See accompanying notes to financial statements.

Statement of Changes in Net Assets (Unaudited)

	NAD		NEA
	Six Months		Six Months
	Ended	Year Ended	Ended	Year Ended
	4/30/18	10/31/17	4/30/18	10/31/17
Operations
Net investment income (loss)	$70,066,423	$148,139,555	$89,517,147	$186,851,157
Net realized gain (loss) from:
Investments	887,758	7,281,041	8,306,146	384,047
Swaps	—	(97,584)	1,220,000	5,855,000
Change in net unrealized appreciation (depreciation) of:
Investments	(114,126,684)	(68,471,494)	(144,555,549)	(76,608,038)
Swaps	—	1,380,160	1,158,822	1,165,992
Net increase (decrease) in net assets applicable to common shares from operations	(43,172,503)	88,231,678	(44,353,434)	117,648,158
Distributions to Common Shareholders
From net investment income	(71,102,934)	(157,366,179)	(92,628,662)	(194,980,050)
Decrease in net assets applicable to common shares from distributions to common shareholders	(71,102,934)	(157,366,179)	(92,628,662)	(194,980,050)
Net increase (decrease) in net assets applicable to common shares	(114,275,437)	(69,134,501)	(136,982,096)	(77,331,892)
Net assets applicable to common shares at the beginning of period	3,110,033,920	3,179,168,421	3,959,861,139	4,037,193,031
Net assets applicable to common shares at the end of period	$2,995,758,483	$3,110,033,920	$3,822,879,043	$3,959,861,139
Undistributed (Over-distribution of) net investment income at the end of period	$(6,299,816)	$(5,263,305)	$(6,832,406)	$(3,720,891)

See accompanying notes to financial statements.

Statement of Cash Flows

Six Months Ended April 30, 2018 (Unaudited)

	NAD	NEA
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$(43,172,503)	$(44,353,434)
Adjustments to reconcile the net increase (decrease) in net assets applicable to common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(610,014,743)	(520,400,746)
Proceeds from sales and maturities of investments	377,579,109	268,535,875
Proceeds from (Purchases of) short-term investments, net	56,230,000	69,000,000
Payment-in-kind distributions	(4,363)	(5,317)
Taxes paid	(34,903)	(42,219)
Amortization (Accretion) of premiums and discounts, net	(3,451,445)	(9,550,166)
Amortization of deferred offering costs	175,634	267,995
(Increase) Decrease in:
Receivable for dividends and interest	(3,447,667)	(3,155,901)
Receivable for investments sold	(13,436,262)	3,533,894
Other assets	(940)	(28,659)
Increase (Decrease) in:
Payable for interest	(371,472)	(1,213,292)
Payable for investments purchased	9,084,509	15,485,787
Payable for offering costs	176,370	453,798
Accrued management fees	(42,298)	(72,054)
Accrued Trustees fees	(25,113)	(32,550)
Accrued other expenses	124,348	(112,136)
Net realized (gain) loss from investments	(887,758)	(8,306,146)
Change in net unrealized appreciation (depreciation) of:
Investments	114,126,684	144,555,549
Swaps	—	(1,158,822)
Net cash provided by (used in) operating activities	(117,392,813)	(86,598,544)
Cash Flows from Financing Activities:
Proceeds from MFP Shares issued, at liquidation preference	607,000,000	958,000,000
(Payments for) VMTP Shares redeemed, at liquidation preference	(407,000,000)	(773,000,000)
(Payments for) deferred offering costs	(305,000)	(890,000)
Increase (Decrease) in:
Cash overdraft	1,788,482	—
Floating rate obligations	(12,920,000)	(1,840,000)
Cash distributions paid to common shareholders	(71,588,859)	(92,628,434)
Net cash provided by (used in) financing activities	116,974,623	89,641,566
Net Increase (Decrease) in Cash	(418,190)	3,043,022
Cash at the beginning of period	418,190	516,259
Cash at the end of period	$—	$3,559,281

Supplemental Disclosure of Cash Flow Information	NAD	NEA
Cash paid for interest (excluding amortization of offering costs)	$16,835,823	$19,659,073

See accompanying notes to financial statements.

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Financial Highlights (Unaudited)

Selected data for a common share outstanding throughout each period:

		Investment Operations				Less Distributions to Common Shareholders			Common Share
	Beginning Common Share NAV	Net Investment Income (Loss	)	Net Realized/ Unrealized Gain (Loss )	Total	From Net Investment Income	From Accumu- lated Net Realized Gains	Total	Ending NAV	Ending Share Price
NAD
Year Ended 10/31:
2018(e)	$15.41	$0.35		$(0.57)	$(0.22)	$(0.35)	$—	$(0.35)	$14.84	$13.04
2017	15.75	0.73		(0.29)	0.44	(0.78)	—	(0.78)	15.41	13.86
2016	15.44	0.71		0.45	1.16	(0.85)	—	(0.85)	15.75	14.19
2015	15.64	0.84		(0.17)	0.67	(0.87)	—	(0.87)	15.44	14.05
2014	14.42	0.87		1.25	2.12	(0.90)	—	(0.90)	15.64	14.16
2013	16.05	0.81		(1.56)	(0.75)	(0.88)	—	(0.88)	14.42	12.92

NEA
Year Ended 10/31:
2018(e)	15.07	0.34		(0.51)	(0.17)	(0.35)	—	(0.35)	14.55	12.79
2017	15.36	0.71		(0.26)	0.45	(0.74)	—	(0.74)	15.07	13.57
2016	14.82	0.72		0.58	1.30	(0.76)	—	(0.76)	15.36	13.75
2015	15.13	0.77		(0.28)	0.49	(0.80)	—	(0.80)	14.82	13.26
2014	13.73	0.79		1.43	2.22	(0.82)	—	(0.82)	15.13	13.75
2013	15.49	0.72		(1.66)	(0.94)	(0.82)	—	(0.82)	13.73	12.37

(a)	Total Return Based on Common Share NAV is the combination of changes in common share NAV, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending NAV. The actual reinvest price for the last dividend declared in the period may often be based on the Fund’s market price (and not its NAV), and therefore may be different from the price used in the calculation. Total returns are not annualized.

Total Return Based on Common Share Price is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

		Common Share Supplemental Data/ Ratios Applicable to Common Shares
Common Share Total Returns			Ratios to Average Net Assets(b)
Based on NAV (a)	Based on Share Price (a)	Ending Net Assets (000)	Expenses	(c)	Net Investment Income (Loss	)	Portfolio Turnover Rate	(d)

(1.44)%	(3.42)%	$2,995,758	2.24	%*	4.60	%*	8%
3.01	3.26	3,110,034	1.95		4.84		18
7.54	6.88	3,179,168	1.90		4.64		11
4.43	5.57	606,607	1.41		5.41		15
15.19	17.10	614,452	1.73		5.82		9
(4.87)	(12.81)	566,487	1.99		5.21		11

(1.13)	(3.20)	3,822,879	2.22	*	4.61	*	4
3.16	4.21	3,959,861	1.94		4.80		15
8.84	9.33	4,037,193	1.77		4.59		12
3.38	2.30	1,168,847	1.46		5.16		18
16.58	18.31	1,193,109	1.60		5.48		13
(6.25)	(16.89)	1,083,339	1.97		5.14		26

(b)	Net Investment Income (Loss) ratios reflect income earned and expenses incurred on assets attributable to preferred shares issued by the Fund.
(c)	The expense ratios reflect, among other things, all interest expense and other costs related to preferred shares (as described in Note 4 – Fund Shares, Preferred Shares) and/or the interest expense deemed to have been paid by the Fund on the floating rate certificates issued by the special purpose trusts for the self-deposited inverse floaters held by the Fund (as described in Note 3 – Portfolio Securities and Investments in Derivatives, Inverse Floating Rate Securities), where applicable, as follows:

NAD
Year Ended 10/31:
2018(e)	1.29	%*
2017	1.00
2016	0.90
2015	0.47
2014	0.75
2013	1.03

NEA
Year Ended 10/31:
2018(e)	1.28	%*
2017	1.00
2016	0.78
2015	0.50
2014	0.61
2013	0.87

(d)	Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 5 – Investment Transactions) divided by the average long-term market value during the period.
(e)	For the six months ended April 30, 2018.
*	Annualized.

See accompanying notes to financial statements.

Financial Highlights (Unaudited) (continued)

	MFP Shares at the End of Period		MTP Shares at the End of Period(a)		VMTP Shares at the End of Period		VRDP Shares at the End of Period		MFP, MTP, VMTP and/or VRDP Shares at the End of Period
	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $10 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $100,000 Share	Asset Coverage Per $1 Liquidation Preference
NAD
Year Ended 10/31:
2018(b)	$607,000	$267,877	$—	$—	$545,500	$267,877	$632,000	$267,877	$2.68
2017	—	—	—	—	952,500	296,279	632,000	296,279	2.96
2016	—	—	—	—	952,500	300,642	632,000	300,642	3.01
2015	—	—	—	—	265,000	328,908	—	—	—
2014	—	—	—	—	265,000	331,869	—	—	—
2013	—	—	144,300	31.40	120,400	314,011	—	—	3.14

NEA
Year Ended 10/31:
2018(b)	$958,000	$270,034	—	—	—	—	1,290,300	270,034	2.70
2017	—	—	—	—	773,000	291,919	1,290,300	291,919	2.92
2016	—	—	—	—	773,000	295,667	1,290,300	295,667	2.96
2015	—	—	—	—	151,000	333,349	349,900	333,349	3.33
2014	—	—	—	—	151,000	338,193	349,900	338,193	3.38
2013	—	—	83,000	31.65	67,600	316,451	349,900	316,451	3.16

(a)	The Ending and Average Market Value Per Share for each Series of the Fund’s MTP Shares outstanding were as follows:

	2014		2013
NAD
Series 2015 (NAD PRC)
Ending Market Value per Share	$—		$10.06
Average Market Value per Share	10.04	^	10.08

NEA
Series 2015 (NEA PRCCL)
Ending Market Value per Share	$—		$10.07
Average Market Value per Share	10.05	^	10.10

(b)	For the six months ended April 30, 2018.
^	For the period November 1, 2013 through December 20, 2013.

See accompanying notes to financial statements.

Notes to Financial Statements (Unaudited)

1. General Information and Significant Accounting Policies

General Information

Fund Information
The funds covered in this report and their corresponding New York Stock Exchange (“NYSE”) symbols are as follows (each a “Fund” and collectively, the “Funds”):

•	Nuveen Quality Municipal Income Fund (NAD)
•	Nuveen AMT-Free Quality Municipal Income Fund (NEA)

The Funds are registered under the Investment Company Act of 1940, as amended, as diversified closed-end management investment companies. NAD and NEA were organized as Massachusetts business trusts on January 15, 1999 and July 29, 2002, respectively.

The end of the reporting period for the Funds is April 30, 2018, and the period covered by these Notes to Financial Statements is the six months ended April 30, 2018 (the “current fiscal period”).

Investment Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. The Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (the “Sub-Adviser”), a subsidiary of the Adviser, under which the Sub-Adviser manages the investment portfolios of the Funds.

Investment Objectives and Principal Investment Strategies
Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of NEA the alternative minimum tax (“AMT”) applicable to individuals, by investing primarily in a portfolio of municipal obligations issued by state and local government authorities or certain U.S. territories.

Significant Accounting Policies
Each Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (ASC) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.

As of the end of the reporting period, the Funds’ outstanding when-issued/delayed delivery purchase commitments were as follows:

	NAD	NEA
Outstanding when-issued/delayed delivery purchase commitments	$17,149,546	$16,429,188

Investment Income
Dividend income is recorded on the ex-dividend date. Investment income is comprised of interest income, which reflects the amortization of premiums and accretion of discounts for financial reporting purposes, and is recorded on an accrual basis. Investment income also reflects payment-in-kind (“PIK”) interest and paydown gains and losses, if any. PIK interest represents income received in the form of securities in lieu of cash.

Notes to Financial Statements (Unaudited) (continued)

Professional Fees
Professional fees presented on the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment or to pursue other claims or legal actions on behalf of Fund shareholders. If a refund is received for workout expenditures paid in a prior reporting period, such amounts will be recognized as “Legal fee refund” on the Statement of Operations.

Dividends and Distributions to Common Shareholders
Dividends from net investment income, if any, are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to common shareholders of net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Compensation
The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Funds’ Board of Trustees (“the Board”) has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

Indemnifications
Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.

The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 3 – Portfolio Securities and Investments in Derivatives.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to common shares from operations during the current fiscal period. Actual results may differ from those estimates.

2. Investment Valuation and Fair Value Measurements

The fair valuation input levels as described below are for fair value measurement purposes.

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

Prices of fixed income securities are provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity, provided by the Adviser. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs.

Prices of swap contracts are also provided by a pricing service approved by the Board using the same methods as described above and are generally classified as Level 2.

Investments in investment companies are valued at their respective net asset value (“NAV”) on valuation date and are generally classified as Level 1.

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1. Securities primarily traded on the Nasdaq National Market (“Nasdaq”) are valued at the Nasdaq Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or Nasdaq for which there were no transactions on a given day or securities not listed on a securities exchange or Nasdaq are valued at the quoted bid price and are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Board and/or its appointee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund’s NAV (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security’s fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. These securities are generally classified as Level 2 or Level 3 depending on the observability of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Board and/or its appointee.

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of each Fund’s fair value measurements as of the end of the reporting period:

NAD	Level 1	Level 2	Level 3		Total
Long-Term Investments:
Municipal Bonds*	$—	$4,823,670,825	$—		$4,823,670,825
Corporate Bonds**	—	—	573,200	***	573,200
Investment Companies	513,836	—	—		513,836
Short-Term Investments:
Municipal Bonds*	—	5,450,000	—		5,450,000
Total	$513,836	$4,829,120,825	$573,200		$4,830,207,861
NEA
Long-Term Investments:
Municipal Bonds*	$—	$6,070,238,977	$—		$6,070,238,977
Corporate Bonds**	—	—	841,490	***	841,490
Short-Term Investments:
Municipal Bonds*	—	23,535,000	—		23,535,000
Total	$—	$6,093,773,977	$841,490		$6,094,615,467

*	Refer to the Fund’s Portfolio of Investments for state classifications.
**	Refer to the Fund’s Portfolio of Investments for industry classifications.
***	Refer to the Fund’s Portfolio of Investments for securities classified as Level 3.

The Board is responsible for the valuation process and has appointed the oversight of the daily valuation process to the Adviser’s Valuation Committee. The Valuation Committee, pursuant to the valuation policies and procedures adopted by the Board, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies and reporting to the Board. The Valuation Committee is aided in its efforts by the Adviser’s dedicated Securities Valuation Team, which is responsible for administering the daily valuation process and applying fair value methodologies as approved by the Valuation Committee. When determining the reliability of independent pricing services for investments owned by

Notes to Financial Statements (Unaudited) (continued)

the Funds, the Valuation Committee, among other things, conducts due diligence reviews of the pricing services and monitors the quality of security prices received through various testing reports conducted by the Securities Valuation Team.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making a fair value determination, based on the facts and circumstances specific to the portfolio instrument. Fair value determinations generally will be derived as follows, using public or private market information:

(i)	If available, fair value determinations shall be derived by extrapolating from recent transactions or quoted prices for identical or comparable securities.

(ii)	If such information is not available, an analytical valuation methodology may be used based on other available information including, but not limited to: analyst appraisals, research reports, corporate action information, issuer financial statements and shelf registration statements. Such analytical valuation methodologies may include, but are not limited to: multiple of earnings, discount from market value of a similar freely-traded security, discounted cash flow analysis, book value or a multiple thereof, risk premium/yield analysis, yield to maturity and/or fundamental investment analysis.

The purchase price of a portfolio instrument will be used to fair value the instrument only if no other valuation methodology is available or deemed appropriate, and it is determined that the purchase price fairly reflects the instrument’s current value.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such testing and fair valuation occurrences are reported to the Board.

3. Portfolio Securities and Investments in Derivatives

Portfolio Securities

Inverse Floating Rate Securities
Each Fund is authorized to invest in inverse floating rate securities. An inverse floating rate security is created by depositing a municipal bond (referred to as an “Underlying Bond”), typically with a fixed interest rate, into a special purpose tender option bond (“TOB”) trust (referred to as the “TOB Trust”) created by or at the direction of one or more Funds. In turn, the TOB Trust issues (a) floating rate certificates (referred to as “Floaters”), in face amounts equal to some fraction of the Underlying Bond’s par amount or market value, and (b) an inverse floating rate certificate (referred to as an “Inverse Floater”) that represents all remaining or residual interest in the TOB Trust. Floaters typically pay short-term tax-exempt interest rates to third parties who are also provided a right to tender their certificate and receive its par value, which may be paid from the proceeds of a remarketing of the Floaters, by a loan to the TOB Trust from a third party liquidity provider (“Liquidity Provider”), or by the sale of assets from the TOB Trust. The Inverse Floater is issued to a long term investor, such as one or more of the Funds. The income received by the Inverse Floater holder varies inversely with the short-term rate paid to holders of the Floaters, and in most circumstances the Inverse Floater holder bears substantially all of the Underlying Bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the Underlying Bond’s value. The value of an Inverse Floater will be more volatile than that of the Underlying Bond because the interest rate is dependent on not only the fixed coupon rate of the Underlying Bond but also on the short-term interest paid on the Floaters, and because the Inverse Floater essentially bears the risk of loss (and possible gain) of the greater face value of the Underlying Bond.

The Inverse Floater held by a Fund gives the Fund the right to (a) cause the holders of the Floaters to tender their certificates at par (or slightly more than par in certain circumstances), and (b) have the trustee of the TOB Trust (the “Trustee”) transfer the Underlying Bond held by the TOB Trust to the Fund, thereby collapsing the TOB Trust.

The Fund may acquire an Inverse Floater in a transaction where it (a) transfers an Underlying Bond that it owns to a TOB Trust created by a third party or (b) transfers an Underlying Bond that it owns, or that it has purchased in a secondary market transaction for the purpose of creating an Inverse Floater, to a TOB Trust created at its direction, and in return receives the Inverse Floater of the TOB Trust (referred to as a “self-deposited Inverse Floater”). A Fund may also purchase an Inverse Floater in a secondary market transaction from a third party creator of the TOB Trust without first owning the Underlying Bond (referred to as an “externally-deposited Inverse Floater”).

An investment in a self-deposited Inverse Floater is accounted for as a “financing” transaction (i.e., a secured borrowing). For a self-deposited Inverse Floater, the Underlying Bond deposited into the TOB Trust is identified in the Fund’s Portfolio of Investments as “(UB) – Underlying bond of an inverse floating rate trust reflected as a financing transaction,” with the Fund recognizing as liabilities, labeled “Floating rate obligations” on the Statement of Assets and Liabilities, (a) the liquidation value of Floaters issued by the TOB Trust, and (b) the amount of any borrowings by the TOB Trust from a Liquidity Provider to enable the TOB Trust to purchase outstanding Floaters in lieu of a remarketing. In addition, the Fund recognizes in “Investment

Income” the entire earnings of the Underlying Bond, and recognizes (a) the interest paid to the holders of the Floaters or on the TOB Trust’s borrowings, and (b) other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust, as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

In contrast, an investment in an externally-deposited Inverse Floater is accounted for as a purchase of the Inverse Floater and is identified in the Fund’s Portfolio of Investments as “(IF) – Inverse floating rate investment.” For an externally-deposited Inverse Floater, a Fund’s Statement of Assets and Liabilities recognizes the Inverse Floater and not the Underlying Bond as an asset, and the Fund does not recognize the Floaters, or any related borrowings from a Liquidity Provider, as a liability. Additionally, the Fund reflects in “Investment Income” only the net amount of earnings on the Inverse Floater (net of the interest paid to the holders of the Floaters or the Liquidity Provider as lender, and the expenses of the Trust), and does not show the amount of that interest paid or the expenses of the TOB Trust as described above as interest expense on the Statement of Operations.

Fees paid upon the creation of a TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters are recognized as part of the cost basis of the Inverse Floater and are capitalized over the term of the TOB Trust.

As of the end of the reporting period, the aggregate value of Floaters issued by each Fund’s TOB Trust for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations Outstanding	NAD	NEA
Floating rate obligations: self-deposited Inverse Floaters	$107,360,000	$87,010,000
Floating rate obligations: externally-deposited Inverse Floaters	66,720,000	128,850,000
Total	$174,080,000	$215,860,000

During the current fiscal period, the average amount of Floaters (including any borrowings from a Liquidity Provider) outstanding, and the average annual interest rate and fees related to self-deposited Inverse Floaters, were as follows:

Self-Deposited Inverse Floaters	NAD	NEA
Average floating rate obligations outstanding	$111,500,110	$87,599,613
Average annual interest rate and fees	1.83%	1.83%

TOB Trusts are supported by a liquidity facility provided by a Liquidity Provider pursuant to which the Liquidity Provider agrees, in the event that Floaters are (a) tendered to the Trustee for remarketing and the remarketing does not occur, or (b) subject to mandatory tender pursuant to the terms of the TOB Trust agreement, to either purchase Floaters or to provide the Trustee with an advance from a loan facility to fund the purchase of Floaters by the TOB Trust. In certain circumstances, the Liquidity Provider may otherwise elect to have the Trustee sell the Underlying Bond to retire the Floaters that were tendered and not remarketed prior to providing such a loan. In these circumstances, the Liquidity Provider remains obligated to provide a loan to the extent that the proceeds of the sale of the Underlying Bond is not sufficient to pay the purchase price of the Floaters.

The size of the commitment under the loan facility for a given TOB Trust is at least equal to the balance of that TOB Trust’s outstanding Floaters plus any accrued interest. In consideration of the loan facility, fee schedules are in place and are charged by the Liquidity Provider(s). Any loans made by the Liquidity Provider will be secured by the purchased Floaters held by the TOB Trust. Interest paid on any outstanding loan balances will be effectively borne by the Fund that owns the Inverse Floaters of the TOB Trust that has incurred the borrowing and may be at a rate that is greater than the rate that would have been paid had the Floaters been successfully remarketed.

As described above, any amounts outstanding under a liquidity facility are recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities by the Fund holding the corresponding Inverse Floaters issued by the borrowing TOB Trust. As of the end of the reporting period, NAD had outstanding borrowings under such liquidity facilities in the amount of $1,486,242, which is recognized as a component of “Floating rate obligations” on the Statement of Assets and Liabilities. There were no loans outstanding under such facilities for NEA as of the end of the reporting period.

Each Fund may also enter into shortfall and forbearance agreements (sometimes referred to as a “recourse arrangement”) (TOB Trusts involving such agreements are referred to herein as “Recourse Trusts”), under which a Fund agrees to reimburse the Liquidity Provider for the Trust’s Floaters, in certain circumstances, for the amount (if any) by which the liquidation value of the Underlying Bond held by the TOB Trust may fall short of the sum of the liquidation value of the Floaters issued by the TOB Trust plus any amounts borrowed by the TOB Trust from the Liquidity Provider, plus any shortfalls in interest cash flows. Under these agreements, a Fund’s potential exposure to losses related to or on an Inverse Floater may increase beyond the value of the Inverse Floater as a Fund may potentially be liable to fulfill all amounts owed to holders of the Floaters or the Liquidity Provider. Any such shortfall amount in the aggregate is recognized as “Unrealized depreciation on Recourse Trusts” on the Statement of Assets and Liabilities.

Notes to Financial Statements (Unaudited) (continued)

As of the end of the reporting period, each Fund’s maximum exposure to the Floaters issued by Recourse Trusts for self-deposited Inverse Floaters and externally-deposited Inverse Floaters was as follows:

Floating Rate Obligations — Recourse Trusts	NAD	NEA
Maximum exposure to Recourse Trusts: self-deposited Inverse Floaters	$67,680,000	$55,305,000
Maximum exposure to Recourse Trusts: externally-deposited Inverse Floaters	35,165,000	60,225,000
Total	$102,845,000	$115,530,000

Zero Coupon Securities
A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Investments in Derivatives
In addition to the inverse floating rate securities in which each Fund may invest, which are considered portfolio securities for financial reporting purposes, each Fund is authorized to invest in certain other derivative instruments such as futures, options and swap contracts. Each Fund limits its investments in futures, options on futures and swap contracts to the extent necessary for the Adviser to claim the exclusion from registration by the Commodity Futures Trading Commission as a commodity pool operator with respect to the Fund. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.

Interest Rate Swap Contracts
Interest rate swap contracts involve a Fund’s agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment. Forward interest rate swap contracts involve a Fund’s agreement with a counterparty to pay, in the future, a fixed or variable rate payment in exchange for the counterparty paying the Fund a variable or fixed rate payment, the accruals for which would begin at a specified date in the future (the “effective date”).

The amount of the payment obligation for an interest rate swap is based on the notional amount and the termination date of the contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that the Fund is to receive.

Interest rate swap contracts are valued daily. Upon entering into an interest rate swap contract (and beginning on the effective date for a forward interest rate swap contract), a Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on the interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund’s contractual rights and obligations under the contracts. For an over-the-counter (“OTC”) swap that is not cleared through a clearing house (“OTC Uncleared”), the amount recorded on these transactions is recognized on the Statement of Assets and Liabilities as a component of “Unrealized appreciation or depreciation on interest rate swaps.”

Upon the execution of an OTC swap cleared through a clearing house (“OTC Cleared”), the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Cash deposited by the Fund to cover initial margin requirements on open swap contracts, if any, is recognized as a component of “Cash collateral at brokers for investments in swaps” on the Statement of Assets and Liabilities. Investments in OTC Cleared swaps obligate the Fund and the clearing broker to settle monies on a daily basis representing changes in the prior day’s “mark-to-market” of the swap contract. If the Fund has unrealized appreciation, the clearing broker will credit the Fund’s account with an amount equal to the appreciation. Conversely, if the Fund has unrealized depreciation, the clearing broker will debit the Fund’s account with an amount equal to the depreciation. These daily cash settlements are also known as “variation margin.” Variation margin for OTC Cleared swaps is recognized as a receivable and/or payable for “Variation margin on swap contracts” on the Statement of Assets and Liabilities. Upon the execution of an OTC Uncleared swap, neither the Fund nor the counterparty is required to deposit initial margin as the trades are recorded bilaterally between both parties to the swap contract, and the terms of the variation margin are subject to a predetermined threshold negotiated by the Fund and the counterparty. Variation margin for OTC Uncleared swaps is recognized as a component of “Unrealized appreciation or depreciation on interest rate swaps” as described in the preceding paragraph.

The net amount of periodic payments settled in cash are recognized as a component of “Net realized gain (loss) from swaps” on the Statement of Operations, in addition to the net realized gain or loss recorded upon the termination of the swap contract. For tax purposes, payments expected to be received or paid on the swap contracts are treated as ordinary income or expense, respectively. Changes in the value of the swap contracts during the fiscal period are recognized as a component of “Change in net unrealized appreciation (depreciation) of swaps” on the Statement of Operations. In certain instances, payments are made or received upon entering into the swap contract to compensate for differences between the stated terms of the swap agreements and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). Payments received or made at the beginning of the measurement period, if any, are recognized as “Interest rate swaps premiums received and/or paid” on the Statement of Assets and Liabilities.

During the current fiscal period, NEA invested in forward interest rate swap contracts to help reduce price volatility risk to movements in U.S. interest rates relative to the Funds’ benchmark.

The average notional amount of interest rate swap contracts outstanding during the current fiscal period was as follows:

NEA
Average notional amount of interest rate swap contracts outstanding*	$54,666,667

*	The average notional amount is calculated based on the outstanding notional at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

The following table presents the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized on swap contracts on the Statement of Operations during the current fiscal period, and the primary underlying risk exposure.

Fund	Underlying Risk Exposure	Derivative Instrument	Net Realized Gain (Loss) from Swaps	Change in Net Unrealized Appreciation (Depreciation) of Swaps
NEA	Interest rate	Swaps	1,220,000	1,158,822

Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

4. Fund Shares

Common Share Transactions
The Funds did not have any transactions in shares during the current and prior fiscal period.

Preferred Shares

MuniFund Preferred Shares
The Funds have issued and have outstanding MuniFund Preferred (“MFP”) Shares, with a $100,000 liquidation preference per share. These MFP Shares were issued via private placement and are not publically available.

The Funds are obligated to redeem their MFP Shares by the date as specified in its offering documents (“Term Redemption Date”), unless earlier redeemed by the Funds. MFP Shares are initially issued in a pre-specified mode, however, MFP Shares can be subsequently designated as an alternative mode at a later date at the discretion of the Funds. The modes within MFP Shares detail the dividend mechanics and are described as follows. At a subsequent date, the Funds may establish additional mode structures with the MFP Share.

Notes to Financial Statements (Unaudited) (continued)

•	Variable Rate Remarketed Mode (“VRRM”) – Dividends for MFP Shares within this mode will be established by a remarketing agent; therefore, market value of the MFP Shares is expected to approximate its liquidation preference. Shareholders have the ability to request a best-efforts tender of its shares upon seven days notice. If the remarketing agent is unable to identify an alternative purchaser, the shares will be retained by the shareholder requesting tender and the subsequent dividend rate will increase to its step-up dividend rate. If after one consecutive year of unsuccessful remarketing attempts, the Fund will be required to designate an alternative mode or redeem the shares.

Each Fund will pay a remarketing fee on the aggregate principal amount of all MFP Shares while designated in VRRM. Payments made by the Fund to the remarketing agent are recognized as “Remarketing fees” on the Statement of Operations.

•

Variable Rate Mode (“VRM”) – Dividends for MFP Shares designated in this mode are based upon a short-term index plus an additional fixed “spread” amount established at the time of issuance or renewal / conversion of its mode. At the end of the period of the mode, the Fund will be required to either extend the term of the mode, designate an alternative mode or redeem the MFP Shares.

The fair value of MFP Shares while in VRM are expected to approximate their liquidation preference so long as the fixed “spread” on the shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market. In current market conditions, the Adviser has determined that the fair value of the shares are approximately their liquidation preference, but their fair value could vary if market conditions change materially.

•	Variable Rate Demand Mode (“VRDM”) – Dividends for MFP Shares designated in this mode will be established by a remarketing agent; therefore, the market value of the MFP Shares is expected to approximate its liquidation preference. While in this mode, Shares will have an unconditional liquidity feature that enable its shareholders to require a liquidity provider, which the Fund has entered into a contractual agreement, to purchase shares in the event that the shares are not able to be successfully remarketed. In the event that shares within this mode are unable to be successfully remarketed and are purchased by the liquidity provider, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the shares. Each Fund is required redeem any shares that are still owned by a liquidity provider after six months of continuous, unsuccessful remarketing.

The Fund will pay a liquidity and remarketing fee on the aggregate principal amount of all MFP shares while within VRDM. Payments made by the Fund to the liquidity provider and remarketing agent are recognized as “Liquidity fees” and “Remarketing fees”, respectively, on the Statement Operations.

For financial reporting purposes, the liquidation preference of MFP Shares is recorded as a liability and is recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Dividends on the MFP shares are treated as interest payments for financial reporting purposes. Unpaid dividends on MFP shares are recognized as a component on “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on MFP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Subject to certain conditions, MFP Shares may be redeemed, in whole or in part, at any time at the option of the Fund. The Fund may also be required to redeem certain MFP shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share in all circumstances is equal to the liquidation preference per share plus any accumulated but unpaid dividends.

NAD and NEA incurred offering costs of $305,000 and $890,000, respectively in connection with their offering of MFP Shares, which were recorded as a deferred charge and are being amortized over the life of the shares. These offering costs are recognized as a component of “MuniFund Preferred (“MFP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

As of the end of the reporting period, NAD and NEA had $606,702,738 and $957,117,615 MFP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of each Fund’s MFP Shares outstanding as of the end of the reporting period, were as follows:

Fund	Series	Shares Outstanding	Liquidation Preference	Term Redemption Date	Mode	Mode Termination Date
NAD	A	6,070	$607,000,000	1/03/28	VRM	1/03/28	*
NEA	A	1,850	$185,000,000	2/03/48	VRM	2/03/48	*
	B	5,350	535,000,000	3/02/28	VRM	3/02/28	*
	C	2,380	238,000,000	3/02/28	VRM	3/02/28	*

*	Subject to earlier termination by either the Fund or the holder.

The average liquidation preference of MFP Shares outstanding and annualized dividend rate for the Funds during the current fiscal period were as follows:

	NAD	**	NEA	***
Average liquidation preference of MFP Shares outstanding	$607,000,000		$496,085,366
Annualized dividend rate	2.02%		2.31%

**	For the period January 29, 2018 (first issuance of shares) through April 30,2018.
***	For the period February 8, 2018 (first issuance of shares) through April 30,2018.

Variable Rate MuniFund Term Preferred Shares
The Funds have issued and have outstanding Variable Rate MuniFund Term Preferred (“VMTP”) Shares, with a $100,000 liquidation preference per share. VMTP Shares are issued via private placement and are not publicly available.

On January 29, 2018, NAD redeemed all of its outstanding Series 2018 VMTP Shares and on March 29, 2018, NEA redeemed all of its outstanding Series 2018 and Series 2019 VMTP Shares. Each Fund’s VMTP Shares were redeemed at their $100,000 liquidation value per share, plus dividend amounts owed, using proceeds from its issuance of MFP Shares (as described above in MuniFund Preferred Shares).

As of the end of the reporting period, NAD had $545,479,487 VMTP Shares outstanding, at liquidation preference, net of deferred offering costs. Further details of NAD’s VMTP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference
NAD	2019-1	2,085	$208,500,000
	2019	3,370	337,000,000

The Fund is obligated to redeem its VMTP Shares by the date as specified in its offering document (“Term Redemption Date”), unless earlier redeemed by the Fund. VMTP Shares are subject to optional and mandatory redemption in certain circumstances. The VMTP Shares may be redeemed at the option of the Fund, subject to payment of premium for approximately one year following the date of issuance (“Premium Expiration Date”), and at the redemption price per share thereafter. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends. The Fund may be obligated to redeem a certain amount of the VMTP Shares if the Fund fails to maintain certain asset coverage and leverage ratio requirements and such failures are not cured by the applicable cure date. The Term Redemption Date and Premium Expiration Date for the Fund’s series of VMTP Shares are as follows:

		Term	Premium
Fund	Series	Redemption Date	Expiration Date
NAD	2019-1	November 1, 2019	September 30, 2017
	2019	August 1, 2019	June 30, 2017

The average liquidation preference of VMTP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NAD	NEA	*
Average liquidation preference of VMTP Shares outstanding	$745,627,072	$773,000,000
Annualized dividend rate	2.16%	2.07%

*	For the period November 1, 2017 through March 29, 2018.

VMTP Shares are subject to restrictions on transfer, generally do not trade, and market quotations are generally not available. VMTP Shares are short-term or short/intermediate-term instruments that pay a variable dividend rate tied to a short-term index, plus an additional fixed “spread” amount established at the time of issuance. The fair value of VMTP Shares is expected to be approximately their liquidation preference so long as the fixed “spread” on the VMTP Shares remains roughly in line with the “spread” being demanded by investors on instruments having similar terms in the current market environment. In present market conditions, the Funds’ Adviser has determined that fair value of VMTP Shares is approximately their liquidation preference, but their fair value could vary if market conditions change materially. For financial reporting purposes, the liquidation preference of VMTP Shares is a liability and is recognized as a component of “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities.

Dividends on the VMTP Shares (which are treated as interest payments for financial reporting purposes) are set weekly. Unpaid dividends on VMTP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities. Dividends accrued on VMTP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations.

Notes to Financial Statements (Unaudited) (continued)

Costs incurred in connection with each Fund’s offering of VMTP Shares were recorded as a deferred charges, which are amortized over the life of the shares and are recognized as components of “Variable Rate MuniFund Term Preferred (“VMTP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offering costs” on the Statement of Operations.

In conjunction with NAD and NEA’s redemption of VMTP Shares, the remaining deferred cost of $6,130 and $19,656, respectively, were fully expensed during the current fiscal period, as the redemptions were deemed an extinguishment of debt.

Variable Rate Demand Preferred Shares
The Funds have issued and have outstanding Variable Rate Demand Preferred (“VRDP”) Shares, with a $100,000 liquidation preference per share. VRDP Shares are issued via private placement and are not publicly available.

As of the end of the reporting period, NAD and NEA had $629,397,121 and $1,282,611,906 VRDP Shares at liquidation preference, net of deferred offering costs, respectively. Further details of the Funds’ VRDP Shares outstanding as of the end of the reporting period, were as follows:

		Shares	Liquidation
Fund	Series	Outstanding	Preference	Maturity
NAD	1	2,368	$236,800,000	September 11, 2026
	2	2,675	$267,500,000	September 11, 2026
	3	1,277	$127,700,000	September 11, 2026
NEA	1	2,190	$219,000,000	June 1, 2040
	2	1,309	$130,900,000	December 1, 2040
	3	3,509	$350,900,000	March 1, 2040
	4	4,895	$489,500,000	September 11, 2026
	5	1,000	$100,000,000	October 1, 2046

VRDP Shares include a liquidity feature that allows VRDP shareholders to have their shares purchased by a liquidity provider with whom each Fund has contracted in the event that VRDP Shares are not able to be successfully remarketed. Each Fund is required to redeem any VRDP Shares that are still owned by the liquidity provider after six months of continuous, unsuccessful remarketing. Each Fund pays an annual remarketing fee of 0.10% on the aggregate principal amount of all VRDP Shares outstanding. Each Fund’s VRDP Shares have successfully remarketed since issuance.

Dividends on the VRDP Shares (which are treated as interest payments for financial reporting purposes) are set weekly at a rate established by a remarketing agent; therefore, the market value of the VRDP Shares is expected to approximate its liquidation preference. In the event that VRDP shares are unable to be successfully remarketed, the dividend rate will be the maximum rate which is designed to escalate according to a specified schedule in order to enhance the remarketing agent’s ability to successfully remarket the VRDP Shares.

Subject to certain conditions, VRDP Shares may be redeemed, in whole or in part, at any time at the option of each Fund. Each Fund may also redeem certain of the VRDP Shares if the Fund fails to maintain certain asset coverage requirements and such failures are not cured by the applicable cure date. The redemption price per share is equal to the sum of the liquidation preference per share plus any accumulated but unpaid dividends.

The average liquidation preference of VRDP Shares outstanding and annualized dividend rate for each Fund during the current fiscal period were as follows:

	NAD	NEA
Average liquidation preference of VRDP Shares outstanding	$632,000,000	$1,290,300,000
Annualized dividend rate	1.40%	1.34%

For financial reporting purposes, the liquidation preference of VRDP Shares is a liability and is recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities. Unpaid dividends on VRDP Shares are recognized as a component of “Interest payable” on the Statement of Assets and Liabilities, when applicable. Dividends accrued on VRDP Shares are recognized as a component of “Interest expense and amortization of offering costs” on the Statement of Operations. Costs incurred by the Funds in connection with their offerings of VRDP Shares were recorded as a deferred charge, which are amortized over the life of the shares and are recognized as a component of “Variable Rate Demand Preferred (“VRDP”) Shares, net of deferred offering costs” on the Statement of Assets and Liabilities and “Interest expense and amortization of offerings costs” on the Statement of Operations. In addition to interest expense, each Fund also pays a per annum liquidity fee to the liquidity provider, as well as a remarketing fee, which are recognized as “Liquidity fees” and “Remarketing fees,” respectively, on the Statement of Operations.

Preferred Share Transactions

Transactions in preferred shares for the Funds during the Funds’ current and prior fiscal period, where applicable, are noted in the following tables. Transactions in MFP Shares for the Funds, where applicable, were as follows:

	Six Months Ended April 30, 2018
NAD	Series	Shares	Amount
MFP Shares issued	A	6,070	$607,000,000

	Six Months Ended April 30, 2018
NEA	Series	Shares	Amount
MFP Shares issued	A	1,850	$185,000,000
	B	5,350	535,000,000
	C	2,380	238,000,000
Net increase (decrease)		9,580	$958,000,000

Transactions VMTP Shares for the Funds, where applicable, were as follows:

	Six Months Ended April 30, 2018
NAD	Series	Shares	Amount
VMTP Shares redeemed	2018	(4,070)	$(407,000,000)

	Six Months Ended April 30, 2018
NEA	Series	Shares	Amount
VMTP Shares redeemed	2019	(2,380)	$(238,000,000)
	2018	(5,350)	(535,000,000)
Net increase (decrease)		(7,730)	$(773,000,000)

5. Investment Transactions
 Long-term purchases and sales (including maturities but excluding derivative transactions) during the current fiscal period were as follows:

	NAD	NEA
Purchases	$610,014,743	$520,400,746
Sales and maturities	377,579,109	268,535,875

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions that will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of NEA the AMT applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Notes to Financial Statements (Unaudited) (continued)

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the NAVs of the Funds.

The table below presents the cost and unrealized appreciation (depreciation) of each Fund’s investment portfolio, as determined on a federal income tax basis, as of April 30, 2018.

	NAD	NEA
Tax cost of investments	$4,461,645,728	$5,627,773,211
Gross unrealized:
Appreciation	$287,363,043	$394,886,527
Depreciation	(26,160,177)	(15,054,744)
Net unrealized appreciation (depreciation) of investments	$261,202,866	$379,831,783

Permanent differences, primarily due to federal taxes paid, nondeductible offering costs, nondeductible reorganization expenses and taxable market discount resulted in reclassifications among the Funds’ components of common share net assets as of October 31, 2017, the Funds’ last tax year end, as follows:

	NAD	NEA
Paid-in-surplus	$(441,337)	$(967,176)
Undistributed (Over-distribution of) net investment income	330,901	802,557
Accumulated net realized gain (loss)	110,436	164,619

The tax components of undistributed net tax-exempt income, net ordinary income and net long-term capital gains as of October 31, 2017, the Funds’ last tax year end, were as follows:

	NAD	NEA
Undistributed net tax-exempt income[1]	$470,897	$1,946,150
Undistributed net ordinary income[2]	1,083,823	1,328,672
Undistributed net long-term capital gains	—	—

[1]	Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 2, 2017, and paid on November 1, 2017.
[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the Funds’ last tax year ended October 31, 2017, was designated for purposes of the dividends paid deduction as follows:

	NAD	NEA
Distribution from net tax-exempt income	$181,705,862	$222,447,569
Distribution from net ordinary income[2]	—	—
Distribution from net long-term capital gains	—	—

[2]	Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

As of October 31, 2017, the Funds’ last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as shown in the following table. The losses not subject to expiration will be utilized first by a Fund.

	NAD[3]	NEA[3]
Expiration: October 31, 2018	$76,136	$3,341,464
Not subject to expiration	33,974,946	64,146,970
Total	$34,051,082	$67,488,434

[3]	A portion of NAD’s and NEA’s capital loss carryforwards are subject to an annual limitation under the Internal Revenue Code and related regulations.

During the Funds’ last tax year ended, October 31, 2017, NEA utilized $690,825 of its capital loss carryforward.

7. Management Fees and Other Transactions with Affiliates

Each Fund’s management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.

Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:

Averaged Daily Managed Assets*	Fund-Level Fee Rate
For the first $125 million	0.4500%
For the next $125 million	0.4375
For the next $250 million	0.4250
For the next $500 million	0.4125
For the next $1 billion	0.4000
For the next $3 billion	0.3750
For managed assets over $5 billion	0.3625

The annual complex-level fee, payable monthly, for each Fund is calculated by multiplying the current complex-wide fee rate, determined according to the following schedule by the Fund’s daily managed assets:

Complex-Level Eligible Asset Breakpoint Level*	Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion	0.2000%
$56 billion	0.1996
$57 billion	0.1989
$60 billion	0.1961
$63 billion	0.1931
$66 billion	0.1900
$71 billion	0.1851
$76 billion	0.1806
$80 billion	0.1773
$91 billion	0.1691
$125 billion	0.1599
$200 billion	0.1505
$250 billion	0.1469
$300 billion	0.1445

*	For the complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen open-end and closed-end funds that constitute “eligible assets.” Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011. As of April 30, 2018, the complex-level fee for each Fund was 0.1595%.

Other Transactions with Affiliates
Each Fund is permitted to purchase or sell securities from or to certain other funds managed by the Adviser (“inter-fund trade”) under specified conditions outlined in procedures adopted by the Board. These procedures have been designed to ensure that any inter-fund trade of securities by the Fund from or to another fund that is, or could be, considered an affiliate of the Fund under certain limited circumstances by virtue of having a common investment adviser (or affiliated investment adviser), common officer and/or common trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each inter-fund trade is effected at the current market price as provided by an independent pricing service. Unsettled inter-fund trades as of the end of the reporting period are recognized as a component of “Receivable for investments sold” and/or “Payable for investments purchased” on the Statement of Assets and Liabilities, when applicable.

Notes to Financial Statements (Unaudited) (continued)

During the current fiscal period, the Funds engaged in inter-fund trades pursuant to these procedures as follows:

Inter-Fund Trades	NAD	NEA
Purchases	$22,540,888	$19,317,002
Sales	23,277,409	22,950,531

8. Borrowing Arrangements

Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, approximately $3 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for various purposes other than leveraging for investment purposes. A large portion of this facility’s capacity (and its associated costs as described below) is currently dedicated for use by a small number of Participating Funds, which does not include any of the Funds covered by this shareholder report. The remaining capacity under the facility (and the corresponding portion of the facility’s annual costs) is separately dedicated to most of the other open-end funds in the Nuveen fund family, along with a number of Nuveen closed-end funds, including all of the Funds covered by this shareholder report. The credit facility expires in July 2018 unless extended or renewed.

The credit facility has the following terms: a fee of 0.15% per annum on unused commitment amounts, and interest at a rate equal to the higher of (a) one-month LIBOR (London Inter-Bank Offered Rate) plus 1.00% per annum or (b) the Fed Funds rate plus 1.00% per annum on amounts borrowed. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Other expenses” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.

During the current fiscal period, NEA utilized this facility. The Fund’s maximum outstanding balance during the utilization period was as follows:

NEA
Maximum outstanding balance	$30,100,000

During the Fund’s utilization periods, during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:

NEA
Average daily balance outstanding	$19,194,307
Average annual interest rate	2.57%

During the current fiscal period, NAD did not utilize this facility.

Inter-Fund Borrowing and Lending
The Securities and Exchange Commission (“SEC”) has granted an exemptive order permitting registered open-end and closed-end Nuveen funds to participate in an inter-fund lending facility whereby the Nuveen funds may directly lend to and borrow money from each other for temporary purposes (e.g., to satisfy redemption requests or when a sale of securities “fails,” resulting in an unanticipated cash shortfall) (the “Inter-Fund Program”). The closed-end Nuveen funds, including the Funds covered by this shareholder report, will participate only as lenders, and not as borrowers, in the Inter-Fund Program because such closed-end funds rarely, if ever, need to borrow cash to meet redemptions. The Inter-Fund Program is subject to a number of conditions, including, among other things, the requirements that (1) no fund may borrow or lend money through the Inter-Fund Program unless it receives a more favorable interest rate than is typically available from a bank or other financial institution for a comparable transaction; (2) no fund may borrow on an unsecured basis through the Inter-Fund Program unless the fund’s outstanding borrowings from all sources immediately after the inter-fund borrowing total 10% or less of its total assets; provided that if the borrowing fund has a secured borrowing outstanding from any other lender, including but not limited to another fund, the inter-fund loan must be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value; (3) if a fund’s total outstanding borrowings immediately after an inter-fund borrowing would be greater than 10% of its total assets, the fund may borrow through the inter-fund loan on a secured basis only; (4) no fund may lend money if the loan would cause its aggregate outstanding loans through the Inter-Fund Program to exceed 15% of its net assets at the time of the loan; (5) a fund’s inter-fund loans to any one fund shall not exceed 5% of the lending fund’s net assets; (6) the duration of inter-fund loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days; and (7) each inter-fund loan may be called on one business day’s notice by a lending fund and may be repaid on any day by a borrowing fund. In addition, a Nuveen fund may participate in the Inter-Fund Program only if and to the extent that such participation is consistent with the fund’s investment objective and investment policies. The Board is responsible for overseeing the Inter-Fund Program.

The limitations detailed above and the other conditions of the SEC exemptive order permitting the Inter-Fund Program are designed to minimize the risks associated with Inter-Fund Program for both the lending fund and the borrowing fund. However, no borrowing or lending activity is without risk. When a fund borrows money from another fund, there is a risk that the loan could be called on one day’s notice or not renewed, in which case the fund may have to borrow from a bank at a higher rate or take other actions to payoff such loan if an inter-fund loan is not available from another fund. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.

During the current reporting period, none of the Funds covered by this shareholder report have entered into any inter-fund loan activity.

9. New Accounting Pronouncements

FASB Accounting Standards Update (“ASU”) 2017-08 (“ASU 2017-08”) Premium Amortization on Purchased Callable Debt Securities
The FASB has issued ASU 2017-08, which shortens the premium amortization period for purchased non-contingently callable debt securities. ASU 2017-08 specifies that the premium amortization period ends at the earliest call date, for purchased non-contingently callable debt securities. ASU 2017-08 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the implications of ASU 2017-08, if any.

FASB ASU 2016-18: Statement of Cash Flows – Restricted Cash (“ASU 2016-18”)
The FASB has issued ASU 2016-18, which will require entities to include the total of cash, cash equivalents, restricted cash and restricted cash equivalents in the beginning and ending cash balances in the Statement of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is currently evaluating the implications of ASU 2016-18, if any.

Additional Fund Information

Board of Trustees
Margo Cook* Judith M. Stockdale	Jack B. Evans Carole E. Stone	William C. Hunter Terence J. Toth	Albin F. Moschner Margaret L. Wolff	John K. Nelson Robert L. Young	William J. Schneider

* Interested Board Member.

Fund Manager Nuveen Fund Advisors, LLC 333 West Wacker Drive Chicago, IL 60606	Custodian State Street Bank & Trust Company One Lincoln Street Boston, MA 02111	Legal Counsel Chapman and Cutler LLP Chicago, IL 60603	Independent Registered Public Accounting Firm KPMG LLP 200 East Randolph Street Chicago, IL 60601	Transfer Agent and Shareholder Services Computershare Trust Company, N.A. 250 Royall Street Canton, MA 02021 (800) 257-8787

Quarterly Form N-Q Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. You may obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov or in person at the SEC’s Public Reference Room in Washington, D.C. Call the SEC toll-free at (800) SEC-0330 for room hours and operation.

Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.

CEO Certification Disclosure
Each Fund’s Chief Executive Officer (CEO) has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual. Each Fund has filed with the SEC the certification of its CEO and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Repurchases

Each Fund intends to repurchase, through its open-market share repurchase program, shares of its own common stock at such times and in such amounts as is deemed advisable. During the period covered by this report, each Fund repurchased shares of its common stock as shown in the accompanying table. Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

	NAD	NEA
Common shares repurchased	—	—

FINRA BrokerCheck

The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Glossary of Terms Used in this Report

■	Auction Rate Bond: An auction rate bond is a security whose interest payments are adjusted periodically through an auction process, which process typically also serves as a means for buying and selling the bond. Auctions that fail to attract enough buyers for all the shares offered for sale are deemed to have “failed,” with current holders receiving a formula-based interest rate until the next scheduled auction.

■	Average Annual Total Return: This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

■	Duration: Duration is a measure of the expected period over which a bond’s principal and interest will be paid, and consequently is a measure of the sensitivity of a bond’s or bond fund’s value to changes when market interest rates change. Generally, the longer a bond’s or fund’s duration, the more the price of the bond or fund will change as interest rates change.

■	Effective Leverage: Effective leverage is a fund’s effective economic leverage, and includes both regulatory leverage (see leverage) and the leverage effects of certain derivative investments in the fund’s portfolio. Currently, the leverage effects of Tender Option Bond (TOB) inverse floater holdings are included in effective leverage values, in addition to any regulatory leverage.

■	Forward Interest Rate Swap: A contractual agreement between two counterparties under which one party agrees to make periodic payments to the other for an agreed period of time based on a fixed rate, while the other party agrees to make periodic payments based on a floating rate of interest based on an underlying index. Alternatively, both series of cash flows to be exchanged could be calculated using floating rates of interest but floating rates that are based upon different underlying indexes.

■	Inverse Floating Rate Securities: Inverse floating rate securities, also known as inverse floaters or tender option bonds (TOBs), are created by depositing a municipal bond, typically with a fixed interest rate, into a special purpose trust. This trust, in turn, (a) issues floating rate certificates typically paying short-term tax-exempt interest rates to third parties in amounts equal to some fraction of the deposited bond’s par amount or market value, and (b) issues an inverse floating rate certificate (sometimes referred to as an “inverse floater”) to an investor (such as a fund) interested in gaining investment exposure to a long-term municipal bond. The income received by the holder of the inverse floater varies inversely with the short-term rate paid to the floating rate certificates’ holders, and in most circumstances the holder of the inverse floater bears substantially all of the underlying bond’s downside investment risk. The holder of the inverse floater typically also benefits disproportionately from any potential appreciation of the underlying bond’s value. Hence, an inverse floater essentially represents an investment in the underlying bond on a leveraged basis.

■	Leverage: Leverage is created whenever a fund has investment exposure (both reward and/or risk) equivalent to more than 100% of the investment capital.

Glossary of Terms Used in this Report (continued)

■	NAD and NEA Custom Blended Fund Performance Benchmark: The Fund Performance Benchmark is an unleveraged index consisting of the returns of the S&P Municipal Bond Index prior to 9/12/16 and thereafter the returns of an 80%/20% blend of the S&P Municipal Bond Investment Grade Index and the S&P Municipal Bond High Yield Index, respectively. The S&P Municipal Bond Index is an unmanaged, market value-weighted index designed to measure the performance of tax-exempt municipal bonds. The S&P Municipal Bond Investment Grade Index is an unmanaged, market value-weighted index designed to measure the performance of tax-exempt municipal bonds rated investment grade by Standard & Poor’s, Moody’s and/or Fitch. The S&P Municipal Bond High Yield Index is an unmanaged, market value-weighted index designed to measure the performance of the tax-exempt, high yield municipal bonds. Index returns assume compounding and do not include the effects of any fees or expenses.

■	Net Asset Value (NAV) Per Share: A fund’s Net Assets is equal to its total assets (securities, cash, accrued earnings and receivables) less its total liabilities. NAV per share is equal to the fund’s Net Assets divided by its number of shares outstanding.

■	Pre-Refunding: Pre-Refunding, also known as advanced refundings or refinancings, is a procedure used by state and local governments to refinance municipal bonds to lower interest expenses. The issuer sells new bonds with a lower yield and uses the proceeds to buy U.S. Treasury securities, the interest from which is used to make payments on the higher-yielding bonds. Because of this collateral, pre-refunding generally raises a bond’s credit rating and thus its value.

■	Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of a fund. Both of these are part of a fund’s capital structure. Regulatory leverage is subject to asset coverage limits set in the Investment Company Act of 1940.

■	S&P Municipal Bond Index: An unleveraged, market value-weighted index designed to measure the performance of the tax-exempt, investment-grade U.S. municipal bond market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

■	Total Investment Exposure: Total investment exposure is a fund’s assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes a fund’s use of preferred stock and borrowings and investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities.

■	Zero Coupon Bond: A zero coupon bond does not pay a regular interest coupon to its holders during the life of the bond. Income to the holder of the bond comes from accretion of the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity and is effectively paid at maturity. The market prices of zero coupon bonds generally are more volatile than the market prices of bonds that pay interest periodically.

Reinvest Automatically, Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Automatic Reinvestment Plan

Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares. By choosing to reinvest, you’ll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested. It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you’ll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net as -set value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund’s shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares’ net asset value or 95% of the shares’ market value on the last business day imme -diately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan. The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Notes

Notes

Nuveen:
Serving Investors for Generations

Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.

Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/closed-end-funds

Distributed by Nuveen Securities, LLC | 333 West Wacker Drive Chicago, IL 60606 | www.nuveen.com	ESA-B-0418D 527615-INV-B-06/19

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) See Portfolio of Investments in Item 1.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1)
Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See Ex-99.CERT attached hereto.

(a)(3)
Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the  report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b)
If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: See Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Municipal Income Fund

By (Signature and Title) /s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer
(principal executive officer)

Date: July 9, 2018

By (Signature and Title) /s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
 (principal financial officer)

Date: July 9, 2018